As filed with the Securities and Exchange	Registration No. 033-75996*
Commission on April 17, 2008	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 36 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel ING US Legal Services

One Orange Way, C1S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2008 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 033-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

PART A

VARIABLE ANNUITY ACCOUNT B ING Life Insurance and Annuity Company

Supplement Dated April 28, 2008

To the Prospectus and Contract Prospectus Summary dated April 28, 2008

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans Producers' Deferred Compensation Plan and Producers' Incentive Savings Plan

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

XCS.75996-08AB

April 2008

ING LIFE INSURANCE AND ANNUITY COMPANY

and its

Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation

Supplement dated April 28, 2008 to the Contract Prospectus, Contract Prospectus Summary and the Statement of Additional Information each dated April 28, 2008, as amended

This supplement updates and amends certain information contained in your Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

IMPORTANT INFORMATION REGARDING UPCOMING FUND LIQUIDATION

On January 31, 2008, the Board of Trustees of ING Variable Products Trust approved a proposal to liquidate the ING VP Financial Services Portfolio.

The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place on or about September 5, 2008 (the "Closing Date").

Voluntary Transfers Before the Effective Date of the Liquidation. Anytime prior to the Closing Date you may transfer amounts that you have allocated to the subaccount that invests in the ING VP Financial Services Portfolio to any of the other available investment options. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

You may give us alternative allocation instructions at any time by contacting us at:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers section on page 11 of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our address and/or phone number noted above.

Automatic Reallocation Upon Liquidation. After the Closing Date and our receipt of the proceeds from the liquidation of the ING VP Financial Services Portfolio, amounts that were allocated to the subaccount that invested in this portfolio will be automatically reallocated to the subaccount that invests in the ING VP Money Market Portfolio. There will be no charge for this automatic reallocation, and this automatic reallocation will not count as a transfer when imposing any applicable restriction or limit on transfers. Furthermore, you will not incur any tax liability because of this automatic reallocation, and your account value immediately before the reallocation will equal your account value immediately after the reallocation.

X.75996-08

April, 2008

Future Allocations. After the Closing Date, the subaccount that invested in the ING VP Financial Services Portfolio will no longer be available through your Contract Prospectus or Contract Prospectus Summary. Any future allocations directed to a subaccount that invested in this portfolio will be automatically allocated to the subaccount that invests in the ING VP Money Market Portfolio.

Information about the ING VP Money Market Portfolio. Summary information about the ING VP Money Market Portfolio can be found in Appendix IV – Fund Descriptions in your Contract Prospectus, and in the fund fact sheet for that fund. More detailed information can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at the address and/or phone number noted on the previous page.

There will be no further disclosure regarding the ING VP Financial Services Portfolio in future Contract Prospectuses or Contract Prospectus Summaries.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75996-08

April, 2008

ING Life Insurance and Annuity Company Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION

CONTRACT PROSPECTUS – APRIL 28 , 2008

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents … page 3

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

  Guaranteed Accumulation Account
  Fixed Plus Account
  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 28, 2008 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-150147. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75996-08

CONTRACT PROSPECTUS – APRIL 30, 2008 (CONTINUED)

The Funds

AIM V.I. Capital Appreciation Fund	ING MFS Total Return Portfolio (Class S)	ING Van Kampen Equity and Income
(Series I)	ING MFS Utilities Portfolio (Class S)	Portfolio (I Class)
AIM V.I. Core Equity Fund (Series I)	ING Neuberger Berman Partners Portfolio	ING Van Kampen Growth and Income
Calvert Social Balanced Portfolio (CVS)	(S Class)	Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio	ING OpCap Balanced Value Portfolio	ING Van Kampen Real Estate Portfolio
(Initial Class)	(S Class)	(Class S)
Fidelity® VIP Equity-Income Portfolio	ING Oppenheimer Global Portfolio (I Class)	ING VP Balanced Portfolio, Inc. (Class I)
(Initial Class)	ING Oppenheimer Main Street Portfolio®	ING VP Financial Services Portfolio
Fidelity® VIP Growth Portfolio (Initial Class)	(Class S)	(Class I)(4)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING Oppenheimer Strategic Income Portfolio	ING VP Growth and Income Portfolio
Franklin Small Cap Value Securities Fund	(I Class)	(Class I)
(Class 2)	ING Opportunistic Large Cap Growth	ING VP Index Plus International Equity
ING AllianceBernstein Mid Cap Growth	Portfolio (Class I) (1)	Portfolio (Class I)
Portfolio (Class S)	ING Opportunistic Large Cap Value Portfolio	ING VP Index Plus LargeCap Portfolio
ING American Century Large Company	(Class I) (1)	(Class I)
Value Portfolio (S Class)	ING PIMCO High Yield Portfolio (Class S)	ING VP Index Plus MidCap Portfolio
ING American Century Small-Mid Cap	ING PIMCO Total Return Portfolio (S Class)	(Class I)
Value Portfolio (S Class)	ING Pioneer Equity Income Portfolio	ING VP Index Plus SmallCap Portfolio
ING Baron Asset Portfolio (S Class)	(Class I)	(Class I)
ING Baron Small Cap Growth Portfolio	ING Pioneer Fund Portfolio (Class I)	ING VP Intermediate Bond Portfolio (Class I)
(S Class)	ING Pioneer High Yield Portfolio (I Class)	ING VP International Value Portfolio
ING BlackRock Global Science and	ING Pioneer Mid Cap Value Portfolio	(Class I)
Technology Portfolio (Class I)(1)	(Class I)	ING VP MidCap Opportunities Portfolio
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Large Cap Index Portfolio	(Class I)
(Class I)	(Class I)(2)	ING VP Money Market Portfolio (Class I)
ING Columbia Small Cap Value II Portfolio	ING RussellTM Mid Cap Index Portfolio	ING VP Real Estate Portfolio (Class I)
(S Class)	(Class I)(2)	ING VP Small Company Portfolio (Class I)
ING Davis New York Venture Portfolio	ING RussellTM Small Cap Index Portfolio	ING VP SmallCap Opportunities Portfolio
(S Class)(1)	(Class I)(2)	(Class I)
ING Evergreen Health Sciences Portfolio	ING Solution Income Portfolio (S Class)(3)	ING VP Strategic Allocation Conservative
(Class S)	ING Solution 2015 Portfolio (S Class)(3)	Portfolio (Class I)(3)
ING FMRSM Diversified Mid Cap Portfolio	ING Solution 2025 Portfolio (S Class)(3)	ING VP Strategic Allocation Growth
(Class S)*	ING Solution 2035 Portfolio (S Class)(3)	Portfolio (Class I)(3)
ING Global Resources Portfolio (Class S)	ING Solution 2045 Portfolio (S Class)(3)	ING VP Strategic Allocation Moderate
ING International Index Portfolio (Class I)(2)	ING Stock Index Portfolio (Class I)	Portfolio (Class I)(3)
ING Janus Contrarian Portfolio (Class S)(2)	ING T. Rowe Price Capital Appreciation	ING Wells Fargo Disciplined Value Portfolio
ING JPMorgan Emerging Markets Equity	Portfolio (Class S)	(Class S)
Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap	ING Wells Fargo Small Cap Disciplined
ING JPMorgan Mid Cap Value Portfolio	Growth Portfolio (I Class)	Portfolio (Class S)
(S Class)	ING T. Rowe Price Equity Income Portfolio	Lord Abbett Series Fund – Mid-Cap Value
ING JPMorgan Small Cap Core Equity	(Class S)	Portfolio (Class VC)
Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio	OpCap Mid Cap Portfolio
ING Julius Baer Foreign Portfolio (Class S)	(I Class)	Oppenheimer Main Street Small Cap
ING Legg Mason Partners Aggressive	ING Templeton Foreign Equity Portfolio	Fund®/VA
Growth Portfolio (I Class)	(I Class)	PIMCO VIT Real Return Portfolio
ING Legg Mason Value Portfolio (Class S)	ING Templeton Global Growth (Class S)	(Administrative Class)
ING Lehman Brothers U.S. Aggregate Bond	ING Thornburg Value Portfolio (I Class)	Pioneer Emerging Markets VCT Portfolio
Index® Portfolio (Class I)(2)	ING UBS U.S. Large Cap Equity Portfolio	(Class I)
ING Lord Abbett Affiliated Portfolio	(I Class)	Pioneer High Yield VCT Portfolio (Class I)
(Class I)	ING Van Kampen Capital Growth Portfolio	Wanger International Small Cap(5)
ING Marsico Growth Portfolio (Class S)	(Class I)	Wanger Select
ING Marsico International Opportunities	ING Van Kampen Comstock Portfolio	Wanger U.S. Smaller Companies(5)
Portfolio (Class S)	(S Class)

* FMRSM is a service mark of Fidelity Management & Research Company.

1	This fund has changed its name to the name listed above. See Appendix IV – Fund Descriptions for a complete list of former and current fund names.

2	This fund is scheduled to be available on May 12, 2008.

3	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

4	This fund is scheduled to be liquidated into the ING VP Money Market Portfolio (Class I) on or about September 5, 2008.

5	Effective June 1, 2008, Wanger International Small Cap and Wanger U.S. Smaller Companies are scheduled to change their names to Wanger International and Wanger USA, respectively.

PRO.75996-08	2

Contract Overview:			4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table			6
Condensed Financial Information			8
Variable Annuity Account B			8
The Company			9
Investment Options			10
Transfers			11
Contract Purchase and Participation			14
Contract Ownership and Rights			16
Right to Cancel			16
Fees			17
Your Account Value			23
Withdrawals			25
Systematic Distribution Options			26
Death Benefit			27
The Income Phase			28
Contract Distribution			31
Taxation			34
Other Topics			39

Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment
Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly
Contents of the Statement of Additional Information			41
Appendix I	--	Guaranteed Accumulation Account	42
Appendix II	--	Fixed Account	44
Appendix III	--	Fixed Plus Account	45
Appendix IV	--	Fund Descriptions	47
Appendix V	--	Condensed Financial Information	59

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3

CONTRACT OVERVIEW

Questions: Contacting the Company. Contact your local representative or write or call our Home Office: ING

USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan type. We refer to plans in this prospectus as 457 plans or non-section 457 plans. For a description of each, see “Taxation.”

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see “Contract Ownership and Rights.”

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Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See “Right To Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and “Taxation.”

Systematic Distribution Options: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

I. Accumulation Phase (accumulating retirement benefits)		Payments to

Your Account

STEP 1: You or the contract holder provide the Company with		Step 1 ||

your completed enrollment materials. The contract holder
directs us to set up an account for you.	ING Life Insurance and Annuity Company

STEP 2: The contract holder, or you if permitted by your plan,	(a) ||	Step 2		(b) ||

directs us to invest your account dollars in any of the:		Variable Annuity

	Fixed		Account B

(a) Fixed Interest Options; and/or	Interest

(b) Variable Investment Options. (The variable investment	Options	Variable Investment

options are the subaccounts of Variable Annuity Account B.			Options

Each one invests in a specific mutual fund.)		The Subaccounts

		A	B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its			|| Step 3 ||

corresponding fund.
		Mutual	Mutual

		Fund A	Fund B

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

  Receive income phase payments over a lifetime or for a specified period;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an option that provides a death benefit to beneficiaries; and
  Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

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In This Section:

Maximum Contract Holder Transaction Expenses; Annual Maintenance Fee; Maximum Separate Account Annual Expenses; Total Annual Fund Operating Expenses; Hypothetical Examples; and Fees Deducted by the Funds.

Also see the “Fees” Section for:

Early Withdrawal Charge Schedules; Redemption Fees; How, When and Why Fees are Deducted; Reduction, Waiver and/or Elimination of Certain Fees; and Premium and Other Taxes.

See “The Income Phase” for:

Fees during the income phase.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5%

1	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee

Installment Purchase Payment Accounts	$20.00[2]
Single Purchase Payment Accounts	$0.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge	1.25%[2]
Administrative Expense Charge	0.25%[3]
Total Separate Account Expenses	1.50%

2	These charges may be waived, reduced or eliminated in certain circumstances. See “Fees.”

3	We only impose this charge under some contracts. See “Fees.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)	0.26%	1.52%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.018%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$817	$1,469	$2,146	$3,354	$307	$939	$1,595	$3,354

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$697	$1,110	$1,549	$2,093	$181	$560	$964	$2,093

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**	This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

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THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., (“ING”) a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees

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of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” or by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account Prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview-Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

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Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed – bought for annuities and life insurance
  Shared – bought by more than one company

Possible Conflicts of Interest. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in “Contract Overview-Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of

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the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

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As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview – Questions: Contacting the Company.”

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1)	Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code section 457 (457 Plans);

(2)	Tax-exempt organizations for deferrals not subject to Tax Code section 457; or

(3)	Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-section 457 plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract.

(1)	The contract holder submits the required forms and application to the Company.

(2)	We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

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Methods of Purchase Payment. The following purchase payment methods are available:

  Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.
  Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “Taxation” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan).

2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representatives. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “Contract Overview-Questions: Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the Fee Table for information on fees.

I. Maximum Transaction Fees Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.

Early Withdrawal Charge Schedules

Installment Purchase Payment		Single Purchase Payment
Accounts		Accounts

Purchase	Early	Account Years	Early
Payment Periods	Withdrawal	Completed	Withdrawal
or Deposit Cycles	Charge		Charge
Completed

Fewer than 5	5%	Fewer than 5	5%

5 or more but		5 or more but
fewer than 7	4%	fewer than 6	4%

7 or more but		6 or more but
fewer than 9	3%	fewer than 7	3%

9 or more but		7 or more but
fewer than 10	2%	fewer than 8	2%

		8 or more but
10 or more	0%	fewer than 9	1%

		9 or more	0%

Types of Fees

There are four types of fees or deductions that may affect your account:

I.	Maximum Transaction Fees

Early Withdrawal Charge

Annual Maintenance Fee

Redemption Fees

II.	Maximum Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Administrative Expense Charge

III.	Fund Fees and Expenses

IV.	Premium and Other Taxes

Terms to Understand in Schedules

  Account Year - a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
  Purchase Payment Period (also called Deposit Cycle) (for installment purchase payments) - the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

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Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

  Used to provide payments to you during the income phase;
  Paid because of your death before income phase payments begin;
  Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump- sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months;*
  Taken because of the election of a systematic distribution option (if available under your contract), see “Systematic Distribution Options”;
  Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
  Taken on or after the tenth anniversary of the effective date of the account;
  For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code, and regulations thereunder; or
  For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.
*	If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

  The number of participants under the plan;
  The expected level of assets and/or cash flow under the plan;
  Our agent’s involvement in sales activities;
  Our sales-related expenses;
  Distribution provisions under the plan;
  The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
  The level of employer involvement in determining eligibility for distributions under the contract; and
  Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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Annual Maintenance Fee

Maximum Amount. $20.00. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

  The size, type and nature of the group for which a contract is issued;
  The amount of contributions to the contract;
  The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
  The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

II. Maximum Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccount.

When/How. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See “The Income Phase - Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

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Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate, or the number of participants estimated to choose the contract;
  The frequency, consistency and method of submitting payments;
  The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
  The projected frequency of distributions;
  The type and level of other factors that affect the overall administrative expense; and
  Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

  We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.
  For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.
  We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.
  We do not currently deduct an administrative expense charge during the income phase for any contracts.

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Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets, which are disclosed in each fund prospectus;
  Service fees that are deducted from fund assets;
  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

The revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2007 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity Investments

2.	Franklin Templeton Investments

3.	Lord Abbett Funds

4.	Oppenheimer Funds

5.	Pioneer Investments

6.	Columbia Wanger AssetManagement

7.	AIM Investments

8.	Calvert Funds

9.	PIMCO Funds

10.	Premier VIT (OpCap Advisors, LLC)

Some of the fund families listed above may not have paid any such amounts during 2007. If the revenues received from affiliated funds were included in the table above, payments from Direct Services LLC and other Company affiliates would be first on the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios and the ING VP Strategic Allocation Portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

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IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the fixed interest options, including interest earnings to date; less
  Deductions if any, from the fixed interest options (e.g., withdrawals, fees); plus
  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

	$5,000 contribution		Step 1: An investor contributes

	Step 1 ||		$5,000.

ING Life Insurance and Annuity Company			Step 2:
A. He directs us to invest $3,000 in
	Step 2 ||		Fund A. His dollars purchase 300

accumulation units of Subaccount
Variable Annuity Account B			A ($3,000 divided by the current

Subaccount A	Subaccount B	Etc.	$10 AUV).

300	80		B. He directs us to invest $2,000 in

accumulation	accumulation		Fund B. His dollars purchase 80

units	units		accumulation units of Subaccount

B ($2,000 divided by the current
$25 AUV).

||	Step 3 ||		Step 3: The separate account then
purchases shares of the applicable
funds at the current market value (net
Fund A	Fund B		asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (NYSE) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day.

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WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan must:

Select the Withdrawal Amount.

(1) Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees or any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and submit it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company”; or

(2)	On such later date as specified on the disbursement form.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

  Early Withdrawal Charge. See “Fees - Early Withdrawal Charge”
  Maintenance Fee. See “Fees - Maintenance Fee”
  Market Value Adjustment. See “Appendix I”
  Redemption Fees. See “Fees - Redemption Fees”
  Tax Penalty. See “Taxation”
  Tax Withholding. See “Taxation”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “Contract Overview – Questions: Contacting the Company.”

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Features of a Systematic Distribution Option

If available under your contract, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company.

The systematic withdrawal options currently available under the contract include the following:

  SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract.
  ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under 457 plans only.

Other Systematic Distribution Options. We may add additional Systematic Distribution Options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in “Contract Overview-Questions: Contacting the Company.”

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “Contract Overview-Questions: Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “Taxation.”

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DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Accumulation Phase Payment Process.

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.

2.	The payment request should include selection of a benefit payment option.

3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview- Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

During the Income Phase.

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

  Lump-sum payment;
  Payment in accordance with any of the available income phase payment options (see “The Income Phase - Payment Options”); or
  Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

  Leaving your account value invested in the contract: or
  Under some contracts, leaving your account value on deposit in the Company’s general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “The Income Phase - Payment Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

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We may have used the following terms in prior prospectuses:

Annuity Phase - Income Phase Annuity Option - Income Phase Payment Option

Annuity Payment - Income Phase Payment Annuitization - Initiating Income Phase Payments

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

  Start date;
  Income phase payment option (see the income phase payment options table in this section);
  Income phase payment frequency (i.e., monthly, quarterly, semi- annually or annually);
  Choice of fixed or variable payments;
  Selection of an assumed net investment rate (only if variable payments are elected); and
  Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

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If a 3.5% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview – Questions: Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

  A first income phase payment of at least $20; or
  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms Used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

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Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income	made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless
Payments*	prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of
120 months, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Lives-Guaranteed	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments
Payments*	have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum
(limited availability	payment equal to the amount originally applied to the income phase payment option (less any premium
fixed payment	tax) and less the total amount of fixed income phase payments paid.
only)

Life Income - Two	Length of Payments: For as long as either annuitant lives.
Lives - Cash	Continuing Payment: 100% of the payment to continue after the first death.
Refund Option	Death Benefit - Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
(limited availability	payment equal to the amount applied to the income phase payment option (less any premium tax) and
- fixed payment	less the total amount of fixed income phase payments paid.
only)

Nonlifetime Income Phase Payment Options

Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum payment may be
Nonlifetime-	requested at any time (see below).
Guaranteed	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed
Payments*	payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-
Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority.
(“FINRA”) and the Securities Investor Protection Corporation. (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

1) Bancnorth Investment Group, Inc.	9) ING Funds Distributor, LLC
2) Directed Services LLC	10) ING Investment Management Services LLC
3) Financial Network Investment Corporation	11) ING Private Wealth Management LLC
4) Guaranty Brokerage Services, Inc.	12) Multi-Financial Securities Corporation
5) ING America Equities, Inc.	13) PrimeVest Financial Services, Inc.
6) ING DIRECT Securities, Inc.	14) ShareBuilder Securities Corporation
7) ING Financial Markets LLC	15) Systematized Benefits Administrators, Inc.
8) ING Financial Partners, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders of the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to
7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.5% on transferred assets and asset-based commission ranging up to 0.10%

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the
Company.

.

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contacts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

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Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or it affiliates increases over time.
Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

• Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

1)	Symetra Investment Services, Inc.	14)	Cadaret, Grant & Co., Inc.
2)	AIG Financial Advisors Inc.	15)	Wachovia Securities, LLC
3)	Financial Network Investment Corporation	16)	First Heartland® Capital, Inc.
4)	Linsco/Private Ledger Corp.	17)	Northwestern Mutual Investment Services, LLC
5)	Lincoln Investment Planning, Inc.	18)	A.G. Edwards & Sons, Inc.
6)	Walnut Street Securities, Inc.®	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Valor Insurance Agency, Inc.		Services
8)	NFP Securities, Inc.	20)	Tower Square Securities, Inc.
9)	ING Financial Partners, Inc.	21)	Mutual Service Corporation
10) National Planning Corporation		22)	Morgan Keegan and Company, Inc.
11) Multi-Financial Securities Corporation		23)	Ameritas Investment Corp.
12) Jefferson Pilot Securities Corporation		24)	Lincoln Financial Advisors Corp.
13) Securities America, Inc.		25)	Waterstone Financial Group

Third Party Compensation Arrangements.

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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TAXATION I. Introduction This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

In this Section

I. Introduction

II. Taxation of Deferred Compensation Contracts

III. Possible Changes in Taxation

IV. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the
Internal Revenue Service (IRS).

Deferred Compensation Contracts
The contracts are available for purchase in connection with deferred compensation plans (deferred compensation contracts).

Deferred compensation contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 457(b) and Tax Code section 457(f), as well as in connection with non-section 457 nonqualified deferred compensation plans and qualified governmental excess benefit plans under Tax Code section 415(m).

II. Taxation of Deferred Compensation Contracts

General
The contracts are primarily designed for use with Tax Code section 457(b) plans and nonqualified deferred compensation plans under Tax Code section 457(f). They may also be used with non-section 457 nonqualified deferred compensation plans and with qualified governmental excess benefit arrangements under Tax Code section
415(m). (We refer to all of these as “deferred compensation plans”). The tax rules applicable to participants in these deferred compensation plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

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Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these deferred compensation plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 457(b) and 457(f) Plans and Non-Section 457 Deferred Compensation Plans. Section 457 of the Tax
Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-
governmental employers). The contract is not offered in connection with 457 plans of governmental employers. A
457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management
(other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules, or a deferred compensation plan of a for-profit employer. Employers intending to use the contract with such plans should seek competent legal advice.

Under 457(b) plans of non-governmental employers, 457(f) plans, and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

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Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after
January 1, 2005 must also meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service;
  Disability;
  Death;
  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;
  Change in control or ownership of the sponsoring employer; or
  Unforeseeable emergency.

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section
457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);
  Interest at the underpayment rate plus one percent on the underpayments; and
  An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.
There is no further information regarding 415(m) arrangements in this prospectus.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $15,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $15,500 limit is subject to an annual adjustment for cost-of-living increases.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

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457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a
457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2)
when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it (i) is paid or otherwise made available to you or your designated beneficiary, or (ii) is required to be includible under Tax Code section 409A.

Lifetime Required Minimum Distributions (457(b) Plans only)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;
  The time period in which all amounts in your contract(s) must be distributed; and
  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (457(b) Plans Only)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For

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example, if you died on September 1, 2008, your entire balance must be distributed to the designated beneficiary by December 31, 2013. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

457(b) Plans of Non-Governmental Employers, 457(f) Plans, and Non-Section 457 Deferred Compensation
Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Assignment and Other Transfers.

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS Performance Reporting We may advertise different types of historical performance for the subaccounts including:

  standardized average annual total returns; and
  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

  During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

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Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;

(b)	when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

(c)	during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in
“Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure.
Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History Variable Annuity Account B Offering and Purchase of Contracts Income Phase Payments Sales Material and Advertising

Independent Registered Public Accounting Firm Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview – Questions: Contacting the Company.”

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APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in "Contract Overview - Questions: Contacting the Company.”

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

  The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.
  The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA.
The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b)
where:

a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and

b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

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Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

  Market Value Adjustment (MVA) - as described in this appendix and in the GAA prospectus;
  Tax Penalties and/or Tax withholding - see “ ”;
  Early Withdrawal Charge - see “Fees”; or
  Maintenance Fee - see “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

  If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.
  If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times.
Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

  Short-term - three years or less; and
  Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

  Transfer dollars to a new guaranteed term;
  Transfer dollars to other available investment options; or
  Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder
(or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

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APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a)	the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

(b)	the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees - Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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APPENDIX III
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed
Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the
Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization n of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus
Account on the day we receive a request in good order at the address listed in “Contract Overview-Questions:
Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or
  Due to your death (the withdrawal must occur within six months after death and can only exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months
  One-fourth of the remaining Fixed Plus Account value 12 months later
  One-third of the remaining Fixed Plus Account value 12 months later
  One-half of the remaining Fixed Plus Account value 12 months later, and
  The balance of the Fixed Plus Account value 12 months later

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A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

  Your death before income phase payments have begun (request must be received within 6 months after date of death); or
  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or
  Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “Contract Overview-Questions: Contacting the Company.” The 20% is
reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months.
We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option (SWO). If available under your contract, SWO described in “Systematic
Distribution Options,” may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

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APPENDIX IV FUND DESCRIPTIONS List of Fund Name Changes

Current Fund Name	Former Fund Name

ING Davis New York Venture Portfolio	ING Davis Venture Value Portfolio

ING BlackRock Global Science and Technology Portfolio	ING VP Global Science and Technology Portfolio

ING Davis New York Venture Portfolio	ING Davis Venture Value Portfolio

ING Opportunistic Large Cap Growth Portfolio	ING VP Growth Portfolio

ING Opportunistic Large Cap Value Portfolio	ING VP Value Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview-Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

AIM Variable Insurance Funds - AIM	Invesco A I M Advisors, Inc.	Seeks growth of capital.
V.I. Capital Appreciation Fund
Subadviser: Advisory entities
affiliated with Invesco Aim
Advisors, Inc.

AIM Variable Insurance Funds - AIM	Invesco A I M Advisors, Inc.	Seeks growth of capital.
V.I. Core Equity Fund
Subadviser: Advisory entities
affiliated with Invesco Aim
Advisory, Inc.

Calvert Variable Series, Inc. -	Calvert Asset Management	A non-diversified portfolio that seeks to
Calvert Social Balanced Portfolio	Company, Inc.	achieve a competitive total return through an
actively managed portfolio of stocks, bonds
	Subadvisers: (equity portion of	and money market instruments which offer
	Portfolio): New Amsterdam	income and capital growth opportunity and
	Partners LLC and SsgA Funds	which satisfy the investment and social
	Management, Inc.	criteria.

Calvert Asset Management
Company, Inc. manages fixed-
income portion of Portfolio and
handles allocation of assets and
Portfolio Managers for the
Portfolio.

Investment Adviser/

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Fund Name	Subadviser	Investment Objective(s)

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products - Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also
Products - Fidelity® VIP Equity-	Research Company	considers the potential for capital
Income Portfolio		appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity	the securities comprising the Standard
	Research & Analysis	& Poor’s 500SM Index (S&P 500® ).
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products - Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products - Fidelity® VIP Overseas	Research Company
Portfolio
Subadvisers: FMR Co., Inc.;
Fidelity Research & Analysis
Company; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust - Franklin	Services, LLC
Small Cap Value Securities Fund

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital.
AllianceBernstein Mid Cap Growth
Portfolio	Subadviser:
AllianceBernstein, L.P.

ING Partners Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)

ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)

ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)

ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Global Science and
Technology Portfolio	Subadviser:
BlackRock Advisors,
LLC

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC

ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value II Portfolio
Subadviser: Columbia
Management Advisors,
LLC (CMA)

ING Partners, Inc. – ING Davis	Directed Services LLC	A non-diversified portfolio that seeks long-term
New York Venture Portfolio		growth of capital.
Subadviser: Davis
Selected Advisers, L.P.
(Davis)

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks long-term
Evergreen Health Sciences Portfolio		capital growth.
Subadviser:
Evergreen Investment
Management Company,
LLC

ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
*FMR is a service mark of Fidelity	Management &
Management & Research Company	Research Co.

ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks investment (before fees and expenses)
International Index Portfolio		results that correspond to the total return of a
	Subadviser: ING	widely accepted International Index.
Investment
Management Co.

ING Investors Trust – ING Janus	Directed Services LLC	A non-diversified Portfolio that seeks capital
Contrarian Portfolio		appreciation.
Subadviser: Janus
Capital Management,
LLC

ING Investors Trust - ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.

ING Partners, Inc. - ING JPMorgan	Directed Services LLC	Seeks growth from capital appreciation.
Mid Cap Value Portfolio
Subadviser: J.P.
Morgan Investment
Management, Inc.
(JPMIM)

ING Investors Trust - ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core Equity
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust - ING Julius	Directed Services LLC	Seeks long-term growth of capital.
Baer Foreign Portfolio
Subadviser: Julius
Baer Investment
Management, LLC

ING Partners, Inc. - ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive Growth
Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)

ING Investors Trust - ING Legg	Directed Services LLC	A non-diversified portfolio that seeks long-term
Mason Value Portfolio		growth of capital.
Subadviser: Legg
Mason Capital
Management, Inc.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
Lehman Brothers U.S. – Aggregate		expenses) that correspond to the total return of
Bond Index® Portfolio	Subadviser: Lehman	the Lehman Brothers U.S. Aggregate Bond
	Brothers Asset	Index®.
Management LLC

ING Investors Trust - ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord,
Abbett & Co. LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management,
LLC

ING Investors Trust - ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company

ING Investors Trust - ING MFS	Directed Services LLC	Seeks total return
Utilities Portfolio
Subadviser:
Massachusetts
Financial Services
Company

ING Partners, Inc. - ING Neuberger	Directed Services LLC	Seeks capital growth.
Berman Partners Portfolio
Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING OpCap	Directed Services LLC	Seeks capital growth, and secondarily,
Balanced Value Portfolio		investment income.
Subadviser:
Oppenheimer Capital
LLC (OpCap)

ING Partners, Inc. - ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
Oppenheimer Funds,
Inc. (Oppenheimer)

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital and future
Oppenheimer Main Street		income.
Portfolio®	Subadviser:
Oppenheimer Funds,
Inc.

ING Partners, Inc. - ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
Oppenheimer Funds,
Inc. (Oppenheimer)

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital through investment in a
Opportunistic Large Cap Growth		diversified portfolio consisting primarly of
Portfolio	Subadviser: ING	common stocks and securities convertible
	Investment Management	into common stocks believed to offer
	Co.	growth potential.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic Large Cap Value		investments in a diversified portfolio of
Portfolio	Subadviser: ING	common stocks.
Investment Management
Co.

ING Investors Trust - ING PIMCO		Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC

ING Partners, Inc. - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.

ING Partners, Inc. - ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management Inc.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
Russell™ Large Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Top 200® Index.
Investment
Management Co.

ING Variable Portfolios, Inc. – ING	ING Investments, Inc.	Seeks investment results (before fees and
Russell™ Mid Cap Index Portfolio		expenses) that correspond to the total return of
	Subadviser: ING	the Russell Midcap® Index.
Investment
Management Co.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
Russell™ Small Cap Index Portfolio		expenses) that correspond to the total return of
	Subadviser: ING	the Russell 2000® Index.
Investment
Management Co.

ING Partners, Inc. - ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Consultant: ING	asset allocation targeted to retirement.
Investment
Management Co.

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2015. On the
	Management Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2025. On the
	Management Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2035. On the
	Management Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2045. On the
	Management Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

ING Investors Trust - ING Stock	Directed Services LLC	Seeks total return.
Index Portfolio
Subadviser: ING
Investment
Management Co.

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation Portfolio		investment return, consistent with the
	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.

ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap Growth
Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.

ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

ING Partners, Inc. - ING Templeton	Directed Services LLC	Seeks long-term capital growth.
Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel,
LLC (Templeton)

ING Investors, Inc. - ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth Portfolio		only an incidental consideration.
Subadviser: Templeton
Global Advisors

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)

ING Partners, Inc. - ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term capital appreciation
Kampen Capital Growth Portfolio
(Class I)	Subadviser: Van
Kampen

ING Partners, Inc. - ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen

ING Partners, Inc. - ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen

ING Investors Trust - ING Van	Directed Services LLC	A non-diversified portfolio that seeks capital
Kampen Real Estate Portfolio		appreciation and secondarily seeks current
	Subadviser: Van	income.
Kampen

ING VP Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of principal,
	Subadviser: ING	by investing in a diversified portfolio of one or
	Investment	more of the following asset classes: stocks,
	Management Co.	bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Financial Services Portfolio
Subadviser: ING
Investment
Management Co.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Variable Funds - ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.

ING Investors Trust - ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus SmallCap Portfolio		performance of the Standard and Poor’s
	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.

ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of
	Investment	debt securities.
Management Co.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP International Value Portfolio
Subadviser: ING
Investment
Management Co.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.

ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Variable Products Trust - ING	ING Investments, LLC	A non-diversified portfolio that seeks total
VP Real Estate Portfolio		return.
Subadviser: ING
Clarion Real Estate
Securities L.P.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks and securities of companies with smaller
	Investment	market capitalizations.
Management Co.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP SmallCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. - ING VP Strategic Allocation		preservation of capital.
Conservative Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. - ING VP Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. - ING VP Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital growth.
Fargo Disciplined Value Portfolio
Subadviser: Wells
Capital Management,
Inc.

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells
Capital Management,
Inc.

Lord Abbett Series Fund, Inc. -	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.

Premier VIT – OpCap Mid Cap	OpCap Advisors, LLC	Seeks long-term growth of capital by investing
Portfolio		primarily in securities of companies that meet
	Subadviser:	the fund’s financial criteria and social policy.
Oppenheimer Capital,
LLC

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Oppenheimer Variable Account	Oppenheimer Funds,	Seeks capital appreciation.
Funds - Oppenheimer Main Street	Inc.
Small Cap Fund® /VA

PIMCO Variable Insurance Trust -	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.

Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio

Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.

Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
International Small Cap*	Asset Management,
L.P.
*Effective June 1, 2008, Wanger
International Small Cap will change its name
to Wanger International.

Wanger Advisors Trust - Wanger	Columbia Wanger	A non-diversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.

Wanger Advisors Trust - Wanger	Columbia Wanger	Seeks long-term growth of capital.
U.S. Smaller Companies*	Asset Management,
L.P.
*Effective June 1, 2008, Wanger U.S. Smaller
companies will change its name to Wanger
USA.

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58

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Table I - For Contracts With Total Separate Account Charges of 0.75%	CFI 1
Table II - For Contracts With Total Separate Account Charges of 0.80%	CFI 12
Table III - For Contracts With Total Separate Account Charges of 1.25%	CFI 19
Table IV - For Contracts With Total Separate Account Charges of 1.50%
Including A 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 30
Table V - For Contracts Containing Limits on Fees	CFI 38
Table VI - For Contracts With Total Separate Account Charges of 0.95%	CFI 42

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CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007 the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801	$9.979
Value at end of period	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801
Number of accumulation units outstanding at end of period	57,444	72,694	38,835	44,456	63,788	117,785	119,757	134,675	11,915
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756	$10.215
Value at end of period	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756
Number of accumulation units outstanding at end of period	83,135	103,106	60,142	70,644	108,041	100,703	108,312	148,348	36,163
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
Value at beginning of period	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178	$23.066	$20.708	$17.944
Value at end of period	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178	$23.066	$20.708
Number of accumulation units outstanding at end of period	23,684	22,682	15,736	13,375	14,750	15,358	15,423	32,222	37,046	35,544
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881	$24.687	$20.018	$15.517
Value at end of period	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881	$24.687	$20.018
Number of accumulation units outstanding at end of period	997,528	1,070,931	1,123,014	940,536	740,795	690,401	719,837	642,878	732,243	779,942
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045	$18.627	$17.65	$15.93
Value at end of period	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045	$18.627	$17.65
Number of accumulation units outstanding at end of period	640,939	747,830	773,618	899,688	810,958	686,999	619,584	417,042	519,885	630,682
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418	$26.504	$19.43	$14.034
Value at end of period	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418	$26.504	$19.43
Number of accumulation units outstanding at end of period	447,540	455,288	525,424	609,242	801,208	733,179	978,004	1,030,486	874,557	595,859
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894	$19.796	$13.984	$12.496
Value at end of period	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894	$19.796	$13.984
Number of accumulation units outstanding at end of period	253,515	243,289	212,199	334,500	412,068	183,724	193,611	193,260	182,517	141,714
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$18.76	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	176,731	182,313	198,335	233,334	29,354	19,784

CFI 1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.64	$12.51	$11.89
Value at end of period	$13.90	$12.64	$12.51
Number of accumulation units outstanding at end of period	1,788	30,827	1,338
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$13.30	$11.23	$11.17	$10.23	$7.48
Value at end of period	$12.93	$13.30	$11.23	$11.17	$10.23
Number of accumulation units outstanding at end of period	16,227	10,140	6,628	14,067	10,866
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.11	$14.06	$13.13	$10.91	$8.11	$10.12
Value at end of period	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	70,281	74,089	77,831	48,611	27,226	9,662
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.12	$9.40
Value at end of period	$10.94	$10.12
Number of accumulation units outstanding at end of period	37,794	416
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$17.87	$15.62	$14.66	$11.54	$8.72	$9.97
Value at end of period	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	158,536	153,595	177,404	123,221	72,761	13,543
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85	$9.999
Value at end of period	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85
Number of accumulation units outstanding at end of period	545,798	374,554	663,728	572,202	663,725	470,065	549,436	319,735
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	224,257
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.10	$9.44
Value at end of period	$10.32	$10.10
Number of accumulation units outstanding at end of period	757	2,599

CFI 2

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.46	$11.91	$11.55	$10.73	$7.69	$7.64
Value at end of period	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69
Number of accumulation units outstanding at end of period	94,884	59,333	49,593	86,617	75,629	655
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.71	$11.24	$10.39
Value at end of period	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	36,106	37,991	37,857
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.18	$11.86	$10.27
Value at end of period	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	57,963	62,389	17,854
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.69
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	37,032
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.69
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	355,497
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.13	$13.45	$9.83
Value at end of period	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	329,486	280,745	125,410
ING JPMORGAN INTERNATIONAL PORTFOLIO
Value at beginning of period	$31.74	$26.17	$23.96	$20.30	$15.80	$19.437	$26.801	$33.582	$21.359	$18.07
Value at end of period	$34.69	$31.74	$26.17	$23.96	$20.30	$15.80	$19.437	$26.801	$33.582	$21.359
Number of accumulation units outstanding at end of period	131,082	165,940	188,204	243,086	203,360	200,629	242,232	266,458	331,362	257,953
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$17.70	$15.30	$14.21	$11.87	$9.20	$10.05
Value at end of period	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	109,611	101,689	79,289	106,479	25,670	8,925

CFI 3

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.12	$11.33	$10.92
Value at end of period	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	10,550	21,119	1,413
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$17.21	$13.42	$11.72	$9.75
Value at end of period	$19.89	$17.21	$13.42	$11.72
Number of accumulation units outstanding at end of period	376,834	316,711	160,645	20,616
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927	$29.605	$19.769	$15.361
Value at end of period	$17.61	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927	$29.605	$19.769
Number of accumulation units outstanding at end of period	140,342	199,069	230,509	258,443	352,629	337,985	443,965	478,944	457,665	562,097
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18	$11.52	$10.15
Value at end of period	$11.36	$12.18	$11.52
Number of accumulation units outstanding at end of period	34,461	43,045	59,106
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.83	$9.96
Value at end of period	$11.21	$10.83
Number of accumulation units outstanding at end of period	518,115	463
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.90	$11.42	$10.99
Value at end of period	$13.48	$11.90	$11.42
Number of accumulation units outstanding at end of period	81,315	30,457	10,903
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.35	$12.47	$10.25
Value at end of period	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	136,567	82,641	15,884
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.17	$12.76	$12.49	$11.33	$10.51
Value at end of period	$14.63	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	89,734	81,055	105,539	91,791	25,035

CFI 4

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.86	$11.45	$10.07
Value at end of period	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	171,327	65,924	21,628
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.27
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	1,708
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.24	$12.08	$11.85	$10.83	$8.19
Value at end of period	$12.62	$13.24	$12.08	$11.85	$10.83
Number of accumulation units outstanding at end of period	35,129	56,065	57,715	90,165	60,055
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.70	$11.70	$10.02
Value at end of period	$14.49	$13.70	$11.70
Number of accumulation units outstanding at end of period	1,838,174	2,114,069	2,419,449
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.57	$11.02	$10.74
Value at end of period	$13.00	$12.57	$11.02
Number of accumulation units outstanding at end of period	5,434	13,332	2,416
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.82	$10.05	$9.89
Value at end of period	$11.68	$10.82	$10.05
Number of accumulation units outstanding at end of period	570,667	438,534	470,645
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.44	$16.14	$14.86	$13.97	$10.80	$15.311	$21.151	$24.203	$18.067	$13.239
Value at end of period	$19.23	$16.44	$16.14	$14.86	$13.97	$10.80	$15.311	$21.151	$24.203	$18.067
Number of accumulation units outstanding at end of period	126,779	180,009	239,130	351,385	460,683	558,746	662,293	791,027	626,397	428,697
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$22.88	$19.87	$18.71	$17.11	$13.84	$18.828	$20.989	$19.19	$16.169	$12.632
Value at end of period	$23.39	$22.88	$19.87	$18.71	$17.11	$13.84	$18.828	$20.989	$19.19	$16.169
Number of accumulation units outstanding at end of period	85,071	106,435	137,082	193,403	267,708	246,273	283,291	121,019	93,802	91,722
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.37	$10.52	$10.40
Value at end of period	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	63,539	113,284	84,185
CFI 5

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.03	$11.65	$11.50	$11.10	$10.75	$10.00
Value at end of period	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	456,745	390,618	332,103	237,732	138,571	69,179
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.40
Value at end of period	$9.19
Number of accumulation units outstanding at end of period	438,108
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.83	$9.50
Value at end of period	$11.32	$10.83
Number of accumulation units outstanding at end of period	42,778	3,381
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.61	$10.18
Value at end of period	$11.18	$10.61
Number of accumulation units outstanding at end of period	23,809	1,931
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.63	$9.61
Value at end of period	$11.16	$10.63
Number of accumulation units outstanding at end of period	243,440	3,418
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.78	$10.72	$10.48
Value at end of period	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	61,315	44,081	3,046
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.23	$10.94	$10.99
Value at end of period	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	124,041	47,667	10,100
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.58	$11.29
Value at end of period	$13.15	$12.58
Number of accumulation units outstanding at end of period	50,319	7,054
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.92	$11.62
Value at end of period	$13.56	$12.92
Number of accumulation units outstanding at end of period	69,815	12,894

CFI 6

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.02	$10.44
Value at end of period	$11.51	$11.02
Number of accumulation units outstanding at end of period	85,586	14,454
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.48	$10.97	$10.58
Value at end of period	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	446,484	285,151	65,688
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.07	$11.14	$9.94
Value at end of period	$13.58	$12.07	$11.14
Number of accumulation units outstanding at end of period	631,685	837,703	1,021,434
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$16.98	$14.37	$13.93	$12.22	$11.11
Value at end of period	$17.37	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	235,323	210,382	254,297	110,302	41,259
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174	$22.348	$18.407	$14.534
Value at end of period	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174	$22.348	$18.407
Number of accumulation units outstanding at end of period	260,428	325,715	344,626	413,855	399,672	242,810	246,671	271,254	314,992	335,510
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.21	$10.02
Value at end of period	$12.82	$11.21
Number of accumulation units outstanding at end of period	36,922	29,980
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448	$40.017	$27.097	$21.541
Value at end of period	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448	$40.017	$27.097
Number of accumulation units outstanding at end of period	101,856	99,660	97,300	134,825	149,651	180,680	212,226	260,806	202,966	167,065
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328	$19.332	$15.703	$12.863
Value at end of period	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328	$19.332	$15.703
Number of accumulation units outstanding at end of period	189,849	199,311	195,565	202,036	200,228	226,503	270,714	292,094	331,760	428,785
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.68	$12.77	$12.43	$10.73	$8.34	$10.23
Value at end of period	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	144,572	170,750	187,238	228,373	50,266	26,016

CFI 7

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.00	$10.73	$9.99
Value at end of period	$12.34	$12.00	$10.73
Number of accumulation units outstanding at end of period	657,606	856,791	934,232
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.76	$11.08	$10.88
Value at end of period	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	74,360	85,163	80,720
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.34	$10.02
Value at end of period	$10.07	$12.34
Number of accumulation units outstanding at end of period	132,906	63,152
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755	$25.081	$22.244	$19.166
Value at end of period	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755	$25.081	$22.244
Number of accumulation units outstanding at end of period	571,174	683,158	833,500	929,064	936,581	986,779	1,282,885	1,315,034	1,579,288	1,798,425
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.91	$11.93	$10.32
Value at end of period	$12.08	$13.91	$11.93
Number of accumulation units outstanding at end of period	45,102	18,316	8,377
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02	$29.444	$25.265	$22.233
Value at end of period	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02	$29.444	$25.265
Number of accumulation units outstanding at end of period	3,547,040	4,131,305	4,723,188	5,523,035	6,316,075	7,378,211	8,597,331	10,227,817	11,813,416	12,975,484
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.71
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	189,254
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065	$23.427	$18.989	$14.538
Value at end of period	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065	$23.427	$18.989
Number of accumulation units outstanding at end of period	843,205	1,000,569	961,693	1,062,735	1,059,396	999,688	1,191,685	1,133,418	1,552,902	1,060,363
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951	$12.561	$10.928	$9.95
Value at end of period	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951	$12.561	$10.928
Number of accumulation units outstanding at end of period	511,880	578,989	699,184	762,456	685,256	757,291	512,594	357,969	60,811	16,207

CFI 8

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602	$9.727	$8.846	$9.407
Value at end of period	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602	$9.727	$8.846
Number of accumulation units outstanding at end of period	291,054	379,835	491,005	472,530	424,685	328,141	169,151	74,216	76,971	53,460
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519	$14.26	$14.475	$13.486
Value at end of period	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519	$14.26	$14.475
Number of accumulation units outstanding at end of period	1,009,896	955,127	1,039,871	1,071,475	1,093,869	1,401,270	1,582,543	1,459,552	1,654,932	2,012,308
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.85	$13.11	$12.07	$10.36	$8.03	$9.94
Value at end of period	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03
Number of accumulation units outstanding at end of period	270,524	302,402	227,188	168,356	79,036	34,787
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.26	$11.46	$10.46	$9.45	$6.97	$8.80
Value at end of period	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	46,632	24,746	25,740	22,194	79,747	10,442
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879	$13.145	$12.604	$12.041
Value at end of period	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879	$13.145	$12.604
Number of accumulation units outstanding at end of period	1,597,815	1,377,938	947,243	1,029,619	1,310,807	2,039,091	2,482,499	2,718,810	2,521,960	2,102,275
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$21.02	$15.55	$13.93	$11.87
Value at end of period	$17.49	$21.02	$15.55	$13.93
Number of accumulation units outstanding at end of period	72,457	200,853	132,353	58,651
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917	$17.859	$13.751	$13.704
Value at end of period	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917	$17.859	$13.751
Number of accumulation units outstanding at end of period	143,123	249,132	265,147	306,182	367,449	362,104	356,106	282,407	177,817	90,092
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.13	$8.18	$7.55	$6.90	$5.02	$7.51
Value at end of period	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	26,639	21,695	6,050	122,293	188,393	3,032
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775	$15.164	$14.266	$13.441
Value at end of period	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775	$15.164	$14.266
Number of accumulation units outstanding at end of period	48,084	42,630	44,621	39,677	39,733	43,245	51,743	59,794	77,496	120,312

CFI 9

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996	$18.253	$16.082	$15.535
Value at end of period	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996	$18.253	$16.082
Number of accumulation units outstanding at end of period	118,507	128,556	128,492	167,875	160,276	151,275	123,989	118,220	129,605	104,608
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994	$16.75	$15.312	$14.566
Value at end of period	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994	$16.75	$15.312
Number of accumulation units outstanding at end of period	47,232	59,958	66,485	101,618	103,788	145,425	120,719	125,910	124,069	119,246
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.79	$9.84
Value at end of period	$10.31	$10.79
Number of accumulation units outstanding at end of period	5,049	725
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.55	$9.31
Value at end of period	$10.08	$10.55
Number of accumulation units outstanding at end of period	90	4,620
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.29	$13.73	$12.78	$10.38	$8.38	$9.68
Value at end of period	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	177,198	199,991	297,358	226,937	89,083	44,193
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.43	$11.76	$11.48
Value at end of period	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	41,208	42,907	1,820
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.97	$10.96	$10.82	$10.25
Value at end of period	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	359,001	207,501	131,690	48,252
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.25
Value at end of period	$12.77
Number of accumulation units outstanding at end of period	154,110

CFI 10

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.64	$10.81	$10.68	$10.39
Value at end of period	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	85,813	24,170	12,345	20,207
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.15
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	83,589
WANGER SELECT
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.91	$12.55	$11.45	$10.26
Value at end of period	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	221,235	116,469	42,284	21,769
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.73	$12.82	$11.61	$9.99
Value at end of period	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	25,521	35,414	41,877	8,397

TABLE II

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.78	$10.22	$9.46	$8.95	$6.96	$6.97
Value at end of period	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96
Number of accumulation units outstanding at end of period	997	4,995	0	998	756	756
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$10.973
Value at end of period	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962
Number of accumulation units outstanding at end of period	15	221	307	1,351	991	886	207	56
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772	$13.787	$11.46
Value at end of period	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772	$13.787
Number of accumulation units outstanding at end of period	41,079	96,426	82,725	64,656	48,269	19,242	9,644	7,548	5,461

CFI 11

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457	$10.651	$10.181
Value at end of period	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457	$10.651
Number of accumulation units outstanding at end of period	5,558	6,091	7,107	11,078	10,948	8,584	1,968	1,315	654
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152	$16.024	$12.39
Value at end of period	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152	$16.024
Number of accumulation units outstanding at end of period	25,833	7,415	8,686	16,517	13,775	12,915	8,593	6,686	4,299
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081	$10.70
Value at end of period	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081
Number of accumulation units outstanding at end of period	405	721	613	161	711	60	61	42
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$18.71	$16.12	$14.94	$12.17	$11.69
Value at end of period	$18.12	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	1,410	828	399	95	30
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.31
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	31
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.83	$15.59	$14.64	$11.53	$10.84
Value at end of period	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	3,195	759	416	503	119
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848	$7.729
Value at end of period	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Number of accumulation units outstanding at end of period	729	4,407	3,746	3,645	5,114	3,512	3,508	3,062
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	3,241
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.69
Value at end of period	$13.53
Number of accumulation units outstanding at end of period	4,606

CFI 12

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.17	$13.71
Value at end of period	$14.95	$13.17
Number of accumulation units outstanding at end of period	0	12,399
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$14.64	$12.07	$11.06	$9.83			$12.397	$15.541	$10.107
Value at end of period	$15.99	$14.64	$12.07	$11.06			$9.832	$12.397	$15.541
Number of accumulation units outstanding at end of period	4,095	4,094	3,677	3,897			0	321	230
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453	$16.21	$10.087
Value at end of period	$9.61	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453	$16.21
Number of accumulation units outstanding at end of period	1,203	945	635	4,263	11,872	2,175	1,964	8,940	12,648
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.03
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	2,670
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.48
Value at end of period	$13.47
Number of accumulation units outstanding at end of period	295
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.34	$12.47	$12.41
Value at end of period	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	1,904	1,619	42
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.15	$12.74	$12.48	$12.22
Value at end of period	$14.60	$14.15	$12.74	$12.48
Number of accumulation units outstanding at end of period	2,983	2,065	2,065	1,012
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.93
Value at end of period	$18.76
Number of accumulation units outstanding at end of period	991
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.69	$11.70	$9.73
Value at end of period	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	17,453	38,274	42,918

CFI 13

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.81	$10.05	$9.90
Value at end of period	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	134	134	1,339
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$10.22	$10.03	$9.25	$8.70	$6.72	$9.539	$13.184	$15.094	$11.536
Value at end of period	$11.95	$10.22	$10.03	$9.25	$8.70	$6.72	$9.539	$13.184	$15.094
Number of accumulation units outstanding at end of period	75	75	330	330	2,781	2,599	8,282	6,155	4,940
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$15.46	$13.43	$12.65	$11.57	$9.36	$12.749	$14.22	$13.007	$10.626
Value at end of period	$15.79	$15.46	$13.43	$12.65	$11.57	$9.36	$12.749	$14.22	$13.007
Number of accumulation units outstanding at end of period	2,754	5,679	18,124	16,995	19,232	25,733	23,907	14,497	11,412
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.40
Value at end of period	$9.18
Number of accumulation units outstanding at end of period	22,555
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.31
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	14,137
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.47	$10.97	$10.86
Value at end of period	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	3,175	796	409
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.06	$11.14	$9.49
Value at end of period	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	6,327	5,552	2,044
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138	$13.248	$10.925
Value at end of period	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138	$13.248
Number of accumulation units outstanding at end of period	2,212	2,168	1,950	1,745	8,178	1,682	1,873	1,705	1,256

CFI 14

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.21	$10.60
Value at end of period	$12.81	$11.21
Number of accumulation units outstanding at end of period	0	100
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period		$10.93	$10.44
Value at end of period		$12.42	$10.93
Number of accumulation units outstanding at end of period		0	440
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.65	$12.74	$12.41	$10.72	$8.33	$8.59
Value at end of period	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	34	1,128	624	2,753	2,360	251
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.99	$10.73	$9.81
Value at end of period	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	588	2,975	5,387
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.75	$11.08	$11.06
Value at end of period	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	0	935	402
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.34	$12.62
Value at end of period	$10.07	$12.34
Number of accumulation units outstanding at end of period	2,207	233
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during March 1999)
Value at beginning of period	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741	$11.902	$10.548
Value at end of period	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741	$11.902
Number of accumulation units outstanding at end of period	14,159	13,782	11,909	12,329	6,770	4,113	5,808	8,875	7,910
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495	$11.882	$10.246
Value at end of period	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495	$11.882
Number of accumulation units outstanding at end of period	36,751	38,134	33,368	36,333	41,039	36,379	35,672	34,376	25,734
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292	$13.677	$11.411
Value at end of period	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292	$13.677
Number of accumulation units outstanding at end of period	9,471	8,421	7,605	19,914	18,598	15,082	16,047	21,613	18,623

CFI 15

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591	$15.024
Value at end of period	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591
Number of accumulation units outstanding at end of period	8,964	32,878	30,048	27,766	29,310	18,709	4,872	2,190
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423	$10.485	$8.325
Value at end of period	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423	$10.485
Number of accumulation units outstanding at end of period	9,759	9,972	15,807	14,221	6,950	754	10	10	10
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121	$10.97
Value at end of period	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121
Number of accumulation units outstanding at end of period	708	738	1,754	1,182	2,255	2,109	809	8
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$16.80	$13.08	$12.05	$10.35	$8.03	$9.07
Value at end of period	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	8,703	39,109	25,888	18,768	590	963
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.23	$11.43	$10.44	$9.44	$9.16
Value at end of period	$15.25	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	947	529	558	3,912	3,580
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26	$11.066
Value at end of period	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26
Number of accumulation units outstanding at end of period	4,906	9,399	5,598	4,345	12,392	16,459	8,973	46
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$21.00	$15.54	$13.93	$10.29
Value at end of period	$17.46	$21.00	$15.54	$13.93
Number of accumulation units outstanding at end of period	2,924	19,185	17,506	14,429
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.11	$8.84
Value at end of period	$9.95	$9.11
Number of accumulation units outstanding at end of period	10,221	317
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077	$12.352	$8.741
Value at end of period	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077	$12.352
Number of accumulation units outstanding at end of period	10,938	30,888	21,146	23,143	37,662	35,405	31,307	35,990	25,984

CFI 16

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999

ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.79	$10.30
Value at end of period	$10.30	$10.79
Number of accumulation units outstanding at end of period	31	933
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.54	$10.60
Value at end of period	$10.07	$10.54
Number of accumulation units outstanding at end of period	0	22
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.25	$13.70	$12.76	$10.37	$9.54
Value at end of period	$15.22	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	576	971	474	1,002	546
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.70
Value at end of period	$12.77
Number of accumulation units outstanding at end of period	4,799
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.81
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	691

TABLE III

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$10.008
Value at end of period	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	9,505	9,923	5,068	4,777	10,189	7,142	21,607	16,498	2,630

CFI 17

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.568
Value at end of period	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	32,934	34,848	40,092	47,386	44,573	41,012	40,659	55,310	10,587
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
Value at beginning of period	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626	$20.415	$17.779
Value at end of period	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626	$20.415
Number of accumulation units outstanding at end of period	4,707	5,432	7,843	7,769	7,083	5,689	7,168	7,201	8,236	8,742
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Value at end of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Number of accumulation units outstanding at end of period	507,337	603,500	638,978	578,222	459,840	368,356	350,846	365,499	449,134	488,102
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Value at end of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Number of accumulation units outstanding at end of period	345,239	390,753	444,733	517,940	447,621	362,704	304,410	204,704	236,374	298,921
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Value at end of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Number of accumulation units outstanding at end of period	206,681	248,285	300,061	376,032	444,798	424,020	497,068	536,656	474,649	324,558
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381
Value at end of period	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786
Number of accumulation units outstanding at end of period	128,515	129,186	131,286	132,647	99,214	41,584	40,745	33,208	37,275	54,226
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$18.25	$15.80	$14.71	$12.04	$9.22	$11.68
Value at end of period	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	52,762	76,452	72,193	54,597	23,696	19,632
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.53	$12.47	$11.64
Value at end of period	$13.72	$12.53	$12.47
Number of accumulation units outstanding at end of period	7,688	13,141	2,986
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.99	$11.02	$11.02	$10.14	$7.82	$10.02
Value at end of period	$12.57	$12.99	$11.02	$11.02	$10.14	$7.82
Number of accumulation units outstanding at end of period	4,661	4,046	4,737	20,197	6,281	1,835
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$15.74	$13.80	$12.96	$10.81	$9.30	$9.47
Value at end of period	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30
Number of accumulation units outstanding at end of period	11,063	19,669	20,575	15,264	9,102	6,554

CFI 18

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.09	$9.85
Value at end of period	$10.85	$10.09
Number of accumulation units outstanding at end of period	1,290	244
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.46	$15.34	$14.47	$11.45	$9.68	$9.86
Value at end of period	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68
Number of accumulation units outstanding at end of period	46,886	44,011	54,363	63,158	36,427	6,057
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	94,120	131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING BLACKROCK SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	207,180
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.83
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	646
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.15	$11.69	$11.40	$10.64	$8.36
Value at end of period	$13.53	$13.15	$11.69	$11.40	$10.64
Number of accumulation units outstanding at end of period	20,225	18,414	31,022	37,945	34,134
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.60	$11.21	$10.21
Value at end of period	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	4,250	6,053	7,130
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.07	$11.82	$10.80
Value at end of period	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	22,911	21,888	10,197
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.34
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	1,342

CFI 19

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.68
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	142,179
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.98	$13.40	$10.05
Value at end of period	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	55,181	43,810	63,149
ING JPMORGAN INTERNATIONAL PORTFOLIO
Value at beginning of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Value at end of period	$32.69	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057
Number of accumulation units outstanding at end of period	173,310	182,613	200,117	209,092	202,506	216,775	254,404	286,301	316,726	360,392
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$17.29	$15.03	$14.02	$11.78	$9.17	$9.12
Value at end of period	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	39,064	36,505	41,698	29,365	14,775	525
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.01	$12.43
Value at end of period	$12.63	$13.01
Number of accumulation units outstanding at end of period	785	4,012
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.98	$13.31	$12.78
Value at end of period	$19.53	$16.98	$13.31
Number of accumulation units outstanding at end of period	25,645	16,949	2,625
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Value at end of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Number of accumulation units outstanding at end of period	200,911	246,323	280,808	327,368	365,960	353,915	420,422	455,264	485,026	695,813
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.08	$11.48	$10.91
Value at end of period	$11.21	$12.08	$11.48
Number of accumulation units outstanding at end of period	3,066	3,092	2,032
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.79	$10.33
Value at end of period	$11.12	$10.79
Number of accumulation units outstanding at end of period	99,330	3,699

CFI 20

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.80	$11.39	$10.98
Value at end of period	$13.30	$11.80	$11.39
Number of accumulation units outstanding at end of period	12,526	13,390	7,541
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.22	$12.43	$10.80
Value at end of period	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	16,177	15,978	7,806
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.92	$12.59	$12.39	$11.29	$10.57
Value at end of period	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	13,895	27,328	54,774	46,457	9,006
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.74	$11.41	$10.92
Value at end of period	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	29,354	12,746	7,718
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.78
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	2,447
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.94	$11.86	$11.70	$10.73	$8.34	$8.35
Value at end of period	$12.27	$12.94	$11.86	$11.70	$10.73	$8.34
Number of accumulation units outstanding at end of period	27,127	31,866	55,196	79,196	46,766	1,003
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.57	$11.65	$10.01
Value at end of period	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	768,015	872,887	946,187
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.65
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	515
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.72	$10.01	$9.88
Value at end of period	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	279,773	212,296	235,801

CFI 21

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
Value at beginning of period	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Value at end of period	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912
Number of accumulation units outstanding at end of period	33,082	39,840	46,693	48,730	62,049	84,933	114,785	133,052	172,425	140,522
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261
Value at end of period	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Number of accumulation units outstanding at end of period	24,269	31,622	38,388	41,858	48,691	66,506	68,336	27,040	23,354	60,870
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.28	$10.48	$10.37
Value at end of period	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	15,164	18,217	2,701
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.75	$11.44	$11.35	$11.01	$10.72	$10.40
Value at end of period	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	130,491	137,250	130,040	63,478	56,188	25,283
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.34
Value at end of period	$9.11
Number of accumulation units outstanding at end of period	207,381
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.79	$10.03
Value at end of period	$11.23	$10.79
Number of accumulation units outstanding at end of period	11,519	4,375
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.58	$10.24
Value at end of period	$11.08	$10.58
Number of accumulation units outstanding at end of period	5,360	81
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.84
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	68,107
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.68	$10.68	$10.27
Value at end of period	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	53,358	36,675	3,299

CFI 22

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.13	$10.91	$10.57
Value at end of period	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	67,172	22,233	1,313
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.47	$11.07	$10.68
Value at end of period	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	74,641	29,208	292
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.81	$11.27	$10.54
Value at end of period	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	32,059	8,108	274
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.92	$10.30	$10.17
Value at end of period	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	24,564	22,776	13,351
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.38	$10.93	$10.61
Value at end of period	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	196,921	137,634	13,912
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$11.09	$9.93
Value at end of period	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	612,088	691,090	810,723
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$16.68	$14.18	$13.81	$12.17	$10.71
Value at end of period	$16.97	$16.68	$14.18	$13.81	$12.17
Number of accumulation units outstanding at end of period	67,056	71,222	74,265	55,087	16,437
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Value at end of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Number of accumulation units outstanding at end of period	145,889	164,311	196,161	217,537	218,596	192,650	212,838	192,790	177,799	287,914
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.18	$9.68
Value at end of period	$12.72	$11.18
Number of accumulation units outstanding at end of period	9,348	3,197
CFI 23

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Value at end of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Number of accumulation units outstanding at end of period	114,239	117,112	147,962	177,277	204,828	249,445	300,792	335,970	278,562	303,746
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Value at end of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Number of accumulation units outstanding at end of period	194,855	215,491	248,139	261,134	279,653	300,021	351,117	395,373	408,870	605,271
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.34	$12.53	$12.26	$10.64	$8.31	$10.22
Value at end of period	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	25,650	38,300	49,773	50,628	22,950	12,024
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.89	$10.69	$9.98
Value at end of period	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	523,595	608,591	666,187
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.65	$11.04	$10.73
Value at end of period	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	16,997	27,501	40,000
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.30	$10.47
Value at end of period	$9.99	$12.30
Number of accumulation units outstanding at end of period	11,382	19,762
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989
Value at end of period	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929
Number of accumulation units outstanding at end of period	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136	2,929,720
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.73	$11.83	$10.91
Value at end of period	$11.86	$13.73	$11.83
Number of accumulation units outstanding at end of period	6,660	9,884	2,172
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028
Value at end of period	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907
Number of accumulation units outstanding at end of period	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849	9,491,619

CFI 24

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.71
Value at end of period	$9.55
Number of accumulation units outstanding at end of period	19,590
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444
Value at end of period	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772
Number of accumulation units outstanding at end of period	152,052	181,789	209,639	306,916	308,018	288,486	331,962	331,181	347,854	527,155
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891	$10.107
Value at end of period	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	76,035	92,921	113,380	133,131	165,078	138,191	107,714	90,357	6,907	17,011
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$9.996
Value at end of period	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	66,583	77,992	96,703	93,290	97,816	128,310	51,505	28,764	15,816	55,564
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361
Value at end of period	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27
Number of accumulation units outstanding at end of period	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371	1,129,589
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.39	$12.82	$11.87	$10.23	$8.83	$9.86
Value at end of period	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83
Number of accumulation units outstanding at end of period	52,582	48,900	40,383	49,802	21,662	5,856
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.93	$11.21	$10.28	$9.33	$6.92	$7.64
Value at end of period	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	8,891	8,499	6,964	4,829	12,645	32
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Value at end of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Number of accumulation units outstanding at end of period	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154	1,146,661
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$20.74	$15.43	$13.88	$12.02
Value at end of period	$17.18	$20.74	$15.43	$13.88
Number of accumulation units outstanding at end of period	8,261	19,205	1,944	12,589

CFI 25

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.89	$8.00	$7.42	$6.82	$4.98	$5.52
Value at end of period	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	3,963	2,093	4,457	5,867	12,598	8,679
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654
Value at end of period	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633
Number of accumulation units outstanding at end of period	23,459	30,663	36,008	52,194	52,308	49,493	51,364	64,122	19,165	91,992
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317
Value at end of period	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064
Number of accumulation units outstanding at end of period	52,529	54,761	53,837	49,393	52,209	88,782	82,972	99,655	111,343	197,742
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392
Value at end of period	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855
Number of accumulation units outstanding at end of period	71,729	75,157	74,359	69,724	75,583	72,637	76,069	79,352	96,551	274,115
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432
Value at end of period	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095
Number of accumulation units outstanding at end of period	52,633	58,717	59,246	63,295	77,501	89,224	99,986	99,845	115,324	218,649
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.75	$9.58
Value at end of period	$10.22	$10.75
Number of accumulation units outstanding at end of period	867	6
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.51	$9.64
Value at end of period	$10.00	$10.51
Number of accumulation units outstanding at end of period	0	4,564
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.88	$13.43	$12.56	$10.25	$9.87	$9.72
Value at end of period	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87
Number of accumulation units outstanding at end of period	81,031	89,758	118,882	56,030	24,027	5,655

CFI 26

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.32	$11.72	$10.11
Value at end of period	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	4,955	5,888	1,640
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.83	$10.87	$10.85
Value at end of period	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	24,234	13,841	7,646
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.13
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	62,506
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.48	$10.88
Value at end of period	$12.00	$11.48
Number of accumulation units outstanding at end of period	27,456	17,337
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.20
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	20,265
WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.72	$12.45	$11.31
Value at end of period	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	41,614	20,523	1,868
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.55	$12.72	$11.91
Value at end of period	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	4,490	5,887	1,160

CFI 27

	Condensed Financial Information (continued)

TABLE IV

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997
(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.21	$10.34
Value at end of period	$11.27	$10.21
Number of accumulation units outstanding at end of period	920	1,299
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2001)
Value at beginning of period	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$8.933
Value at end of period	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	1,182	854	855	854	855	2,326	2,154
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052	$19.649	$15.346
Value at end of period	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052	$19.649
Number of accumulation units outstanding at end of period	20,937	22,815	24,289	27,014	27,755	24,256	20,194	19,458	20,988	20,297
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147	$17.325	$15.755
Value at end of period	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147	$17.325
Number of accumulation units outstanding at end of period	14,946	16,563	12,587	16,493	15,134	13,069	11,575	4,142	8,863	6,720
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072	$13.879
Value at end of period	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072
Number of accumulation units outstanding at end of period	10,324	8,619	10,322	11,460	10,940	9,054	11,273	13,914	23,653	17,622
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287	$13.727	$12.358
Value at end of period	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287	$13.727
Number of accumulation units outstanding at end of period	1,044	1,542	1,126	1,598	2,046	837	846	878	1,319	1,827
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.01	$15.62	$14.58	$12.64
Value at end of period	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	2,816	2,890	2,646	2,287
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.48	$12.45	$12.95
Value at end of period	$13.63	$12.48	$12.45
Number of accumulation units outstanding at end of period	3,836	241	1,544

CFI 28

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.55	$13.68	$12.87	$12.86
Value at end of period	$14.88	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	667	619	566	78
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$17.25	$15.20	$14.37	$11.40	$8.06
Value at end of period	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	110	2,534	2,760	1,709	905
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$10.754
Value at end of period	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	4,786	11,217	21,304	24,497	27,034	17,615	13,314	8,565
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.68	$11.31	$11.05	$10.34	$8.91
Value at end of period	$13.01	$12.68	$11.31	$11.05	$10.34
Number of accumulation units outstanding at end of period	86	66	2,283	3,164	2,433
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.01	$12.39
Value at end of period	$14.68	$13.01
Number of accumulation units outstanding at end of period	1,106	3,957
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.68
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	5,846
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.90	$13.38	$10.97
Value at end of period	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	17,668	18,582	2,810
ING JPMORGAN INTERNATIONAL PORTFOLIO
Value at beginning of period	$29.34	$24.37	$22.48	$19.20	$15.05	$18.654	$25.917	$32.718	$20.966	$17.87
Value at end of period	$31.83	$29.34	$24.37	$22.48	$19.20	$15.05	$18.654	$25.917	$32.718	$20.966
Number of accumulation units outstanding at end of period	4,654	4,548	4,664	4,982	4,784	3,904	3,764	5,490	5,869	5,411

CFI 29

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.09	$14.89	$13.93	$11.73	$11.44
Value at end of period	$17.23	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	2,062	5,496	1,757	1,517	178
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.87	$14.57
Value at end of period	$19.35	$16.87
Number of accumulation units outstanding at end of period	709	27
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843	$19.405	$15.192
Value at end of period	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843	$19.405
Number of accumulation units outstanding at end of period	6,464	6,923	12,873	12,320	12,216	6,742	7,437	12,426	11,547	13,060
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.93
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,915
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.16	$13.94
Value at end of period	$18.01	$15.16
Number of accumulation units outstanding at end of period	4,498	3,704
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.37	$13.03	$12.85	$11.68
Value at end of period	$14.72	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	681	681	1,928	1,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.68	$11.39	$10.88
Value at end of period	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	3,021	2,285	460
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$12.26	$11.26	$11.13	$10.24	$9.27
Value at end of period	$11.59	$12.26	$11.26	$11.13	$10.24
Number of accumulation units outstanding at end of period	1,797	1,610	7,002	6,822	6,658
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.51	$11.62	$10.01
Value at end of period	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	41,754	49,930	50,578

CFI 30

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.67	$9.99	$9.88
Value at end of period	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	5,633	3,575	3,653
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834	$15.727
Value at end of period	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834
Number of accumulation units outstanding at end of period	2,221	1,531	1,444	1,392	1,935	1,844	8,427	9,672	5,532	2,089
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96	$14.467
Value at end of period	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96
Number of accumulation units outstanding at end of period	1,415	1,544	1,417	1,276	2,047	0	3,848	762	299	54
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.23	$10.91
Value at end of period	$11.38	$11.23
Number of accumulation units outstanding at end of period	0	5,217
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.61	$11.33	$11.27	$10.97	$10.70	$10.23
Value at end of period	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	20,443	23,071	17,478	25,605	21,337	17,743
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.31
Value at end of period	$9.07
Number of accumulation units outstanding at end of period	4,539
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.78	$10.47
Value at end of period	$11.18	$10.78
Number of accumulation units outstanding at end of period	997	234
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.81
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	6,802
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.64	$10.58
Value at end of period	$11.99	$11.64
Number of accumulation units outstanding at end of period	4,809	1,012

CFI 31

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.33	$11.28
Value at end of period	$12.68	$12.33
Number of accumulation units outstanding at end of period	19,833	11,284
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.90	$11.07	$9.93
Value at end of period	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	31,954	32,009	31,362
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$17.57	$14.98	$14.63	$13.41
Value at end of period	$17.84	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	246	246	1,003	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068	$14.374
Value at end of period	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068
Number of accumulation units outstanding at end of period	11,616	10,772	13,075	11,358	9,106	5,445	9,150	9,182	10,244	16,259
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.21
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	319
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987	$26.598	$21.304
Value at end of period	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987	$26.598
Number of accumulation units outstanding at end of period	3,111	3,626	4,283	6,218	6,266	3,746	3,303	4,077	3,143	1,926
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834	$15.414	$12.721
Value at end of period	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834	$15.414
Number of accumulation units outstanding at end of period	7,454	6,991	6,069	6,637	9,364	11,476	12,675	15,099	18,743	21,363
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$14.17	$12.42	$12.18	$11.03
Value at end of period	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	2,212	1,954	1,686	572
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.84	$10.66	$9.80
Value at end of period	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	5,680	6,307	6,949

CFI 32

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.60	$11.02	$11.05
Value at end of period	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	901	661	17
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.28	$12.36
Value at end of period	$9.95	$12.28
Number of accumulation units outstanding at end of period	542	2,568
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436	$21.834	$18.954
Value at end of period	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436	$21.834
Number of accumulation units outstanding at end of period	10,980	9,161	11,014	10,164	9,943	14,552	16,028	16,800	28,079	30,064
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.63	$13.05
Value at end of period	$11.76	$13.63
Number of accumulation units outstanding at end of period	2,503	2,336
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686	$24.80	$21.988
Value at end of period	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686	$24.80
Number of accumulation units outstanding at end of period	48,547	46,438	46,556	48,536	52,583	64,045	80,698	91,088	134,360	148,051
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691	$14.418
Value at end of period	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691
Number of accumulation units outstanding at end of period	8,849	8,674	15,814	18,218	19,668	20,458	25,188	24,239	31,248	23,367
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872	$8.579
Value at end of period	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Number of accumulation units outstanding at end of period	5,868	8,794	8,898	12,293	14,643	10,079	5,969	1,566	1,361	1,230
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80	$7.685
Value at end of period	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Number of accumulation units outstanding at end of period	5,898	7,295	7,192	9,103	6,964	6,481	4,090	964	1,041	807
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893	$14.208	$13.337
Value at end of period	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893	$14.208
Number of accumulation units outstanding at end of period	4,410	5,556	10,101	8,892	9,061	13,060	13,589	7,623	22,155	18,429

CFI 33

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$16.17	$12.68	$11.76	$10.17	$7.95	$8.49
Value at end of period	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	10,564	7,999	7,471	6,238	5,676	4,254
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806	$12.372	$11.908
Value at end of period	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806	$12.372
Number of accumulation units outstanding at end of period	18,675	2,330	1,714	1,715	3,356	8,794	4,687	6,362	28,274	32,767
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.61	$16.04
Value at end of period	$17.02	$20.61
Number of accumulation units outstanding at end of period	0	2,914
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574	$13.32
Value at end of period	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574
Number of accumulation units outstanding at end of period	2,606	2,728	2,579	4,684	4,087	1,379	1,605	1,843	1,733	797
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.98	$16.84	$16.46	$15.93				$14.774	$14.003	$13.292
Value at end of period	$18.74	$17.98	$16.84	$16.46				$14.898	$14.774	$14.003
Number of accumulation units outstanding at end of period	847	885	848	848				0	502	1,188
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783	$15.786	$15.364
Value at end of period	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783	$15.786
Number of accumulation units outstanding at end of period	2,740	2,861	2,862	2,865	2,270	670	671	775	1,438	1,718
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$19.03	$17.37	$16.84	$16.85				$16.319	$15.03	$14.406
Value at end of period	$19.77	$19.03	$17.37	$16.84				$15.812	$16.319	$15.03
Number of accumulation units outstanding at end of period	500	500	501	475				0	470	458
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.68	$13.28	$12.45	$10.19	$7.54
Value at end of period	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	11,228	10,963	13,830	2,673	533
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.26	$13.35
Value at end of period	$12.90	$13.26
Number of accumulation units outstanding at end of period	112	2,659

CFI 34

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

PIONEER EMERGING MARKETS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.33
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	2,270
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.62
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	6,180
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.32
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	564
WANGER SELECT
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.62	$13.43
Value at end of period	$15.75	$14.62
Number of accumulation units outstanding at end of period	3,306	2,757
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.46	$13.02
Value at end of period	$13.97	$13.46
Number of accumulation units outstanding at end of period	412	230

TABLE V

FOR CONTRACTS CONTAINING LIMITS ON FEES (Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Value at end of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Number of accumulation units outstanding at end of period	18,196	24,115	27,427	25,162	22,238	18,503	11,769	8,064	13,750	14,618
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Value at end of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Number of accumulation units outstanding at end of period	24,016	35,909	35,428	34,515	16,683	28,494	5,108	7,656	11,370	13,539

CFI 35

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Value at end of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Number of accumulation units outstanding at end of period	4,116	6,352	7,210	13,505	13,739	16,200	30,698	29,626	32,858	24,195
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	18,290	17,029	23,281	2,467	680
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	0	3,642	3,642	14,402	0	1,785	7,505	7,135
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	13,169
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.68
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	2,442
ING JPMORGAN INTERNATIONAL PORTFOLIO
Value at beginning of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Value at end of period	$32.69	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057
Number of accumulation units outstanding at end of period	2,649	3,422	2,817	3,217	1,614	1,614	2,389	4,808	4,496	5,245
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Value at end of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Number of accumulation units outstanding at end of period	6,500	8,232	13,528	16,173	15,712	9,981	15,417	13,795	12,142	11,330
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.92	$12.59	$12.39	$11.29	$10.60
Value at end of period	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	948	948	1,079	1,213	1,354
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.57	$11.65	$9.72
Value at end of period	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	20,539	28,855	35,013

CFI 36

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.72	$10.01	$9.89
Value at end of period	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	4,627	10,508	11,136
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$22.86
Value at end of period	$22.17
Number of accumulation units outstanding at end of period	5,304
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$11.09	$9.48
Value at end of period	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Value at end of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Number of accumulation units outstanding at end of period	6,163	7,951	9,403	10,065	9,380	6,422	6,688	4,920	4,491	4,730
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Value at end of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Number of accumulation units outstanding at end of period	4,644	3,729	3,729	5,194	5,195	9,460	9,287	11,362	9,451	9,947
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Value at end of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Number of accumulation units outstanding at end of period	84,934	96,025	114,960	136,060	108,922	121,245	141,938	162,448	135,420	148,963
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.89	$10.69	$9.81
Value at end of period	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	10,552	18,613	22,007
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016
Value at end of period	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015
Number of accumulation units outstanding at end of period	118,074	135,748	189,050	217,194	210,963	226,171	340,426	361,203	383,141	452,764
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06
Value at end of period	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005
Number of accumulation units outstanding at end of period	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663	3,821,349
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373
Value at end of period	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304
Number of accumulation units outstanding at end of period	121,126	145,608	170,190	237,188	248,725	332,174	362,413	364,573	387,135	452,992

CFI 37

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Value at end of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Number of accumulation units outstanding at end of period	142,592	168,142	165,286	182,060	236,795	340,943	362,580	424,946	457,619	505,775
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$29.81
Value at end of period	$29.13
Number of accumulation units outstanding at end of period	4,067
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41			$14.141	$13.343
Value at end of period	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30			$14.497	$14.141
Number of accumulation units outstanding at end of period	5,341	5,340	5,339	23,796	20,520	22,791			0	1,958
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422
Value at end of period	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942
Number of accumulation units outstanding at end of period	10,406	10,405	10,401	11,857	18,356	19,199	21,776	21,776	21,776	24,014
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461
Value at end of period	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179
Number of accumulation units outstanding at end of period	2,679	2,679	2,679	4,239	9,896	9,897	9,895	9,913	9,939	10,769

			TABLE VI

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
	(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.71
Value at end of period	$16.53
Number of accumulation units outstanding at end of period	218
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	47,295	55,171	80,017	37,912	25,359	2,695

CFI 38

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	7,686	7,070	6,566	6,279	1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2003)
Value at beginning of period	$18.39	$15.87	$14.73	$12.02	$8.31
Value at end of period	$17.78	$18.39	$15.87	$14.73	$12.02
Number of accumulation units outstanding at end of period	2,770	4,658	4,270	3,783	1,539
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.60	$13.29
Value at end of period	$13.83	$12.60
Number of accumulation units outstanding at end of period	0	1,530
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period		$13.27	$13.23	$12.14	$8.82
Value at end of period		$15.68	$13.27	$13.23	$12.14
Number of accumulation units outstanding at end of period		0	235	533	328
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$18.32	$16.02	$15.00	$12.48	$9.30	$9.47
Value at end of period	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30
Number of accumulation units outstanding at end of period	7,406	6,920	7,446	12,846	13,234	3,605
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.77
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	23,825

CFI 39

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$19.69	$17.25	$16.22	$12.79	$9.68	$9.86
Value at end of period	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68
Number of accumulation units outstanding at end of period	5,994	5,517	13,288	11,637	8,762	1,709
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$14.71	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	82,646	578	311	223	223
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.67
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	888
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$15.96	$14.15	$13.75	$12.80	$11.20
Value at end of period	$16.46	$15.96	$14.15	$13.75	$12.80
Number of accumulation units outstanding at end of period	0	57	219	1,126	1,191
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.67	$11.82
Value at end of period	$13.62	$12.67
Number of accumulation units outstanding at end of period	341	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.13	$11.85	$11.34
Value at end of period	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	2,236	24,440	2,004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.53
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	894
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.07	$13.43	$11.51
Value at end of period	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	12,640	6,331	3,706

CFI 40

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$17.51	$14.46	$13.27	$11.27	$8.15
Value at end of period	$19.09	$17.51	$14.46	$13.27	$11.27
Number of accumulation units outstanding at end of period	1,643	1,339	1,470	629	575
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$19.74	$17.10	$15.92	$13.32	$10.67
Value at end of period	$20.01	$19.74	$17.10	$15.92	$13.32
Number of accumulation units outstanding at end of period	14,664	12,186	13,761	16,913	14,795
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.08	$12.54
Value at end of period	$12.73	$13.08
Number of accumulation units outstanding at end of period	0	2,199
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.12	$13.38	$12.45
Value at end of period	$19.75	$17.12	$13.38
Number of accumulation units outstanding at end of period	1,146	2,529	8
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	550	1,079	723	1,505	5,591
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.14	$10.87
Value at end of period	$11.30	$12.14
Number of accumulation units outstanding at end of period	738	738
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.01
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,914
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.30	$12.46	$12.28
Value at end of period	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	938	120	10,241

CFI 41

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.07	$12.69	$12.45	$11.43
Value at end of period	$14.50	$14.07	$12.69	$12.45
Number of accumulation units outstanding at end of period	3,097	5,430	21,505	11,810
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.81	$11.43	$11.48
Value at end of period	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	13,846	0	11,181
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.43	$14.11	$13.87	$12.69	$12.12
Value at end of period	$14.68	$15.43	$14.11	$13.87	$12.69
Number of accumulation units outstanding at end of period	538	729	942	3,985	2,348
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.65	$11.68	$10.02
Value at end of period	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	37,111	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.78	$10.03	$9.91
Value at end of period	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	11,365	11,291	15,502
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.90	$13.67	$12.62	$11.88	$9.04
Value at end of period	$16.23	$13.90	$13.67	$12.62	$11.88
Number of accumulation units outstanding at end of period	913	0	228	228	228
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.90	$12.96	$12.23	$11.21	$8.61
Value at end of period	$15.20	$14.90	$12.96	$12.23	$11.21
Number of accumulation units outstanding at end of period	560	841	842	855	855
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.33	$10.70
Value at end of period	$11.55	$11.33
Number of accumulation units outstanding at end of period	3,954	819
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.65	$11.31	$11.18	$10.82	$10.72	$10.40
Value at end of period	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72
Number of accumulation units outstanding at end of period	11,918	12,143	12,229	12,683	20,489	5,896
CFI 42

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.38
Value at end of period	$9.16
Number of accumulation units outstanding at end of period	13,817
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.79
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	2,656
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.96
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	4,921
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.88	$11.69
Value at end of period	$13.49	$12.88
Number of accumulation units outstanding at end of period	405	140
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.44	$10.95	$10.80
Value at end of period	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	33,570	31,535	86
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.02	$11.12	$9.93
Value at end of period	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	1,834	4,473	5,717
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$16.86	$14.29	$13.88	$13.49
Value at end of period	$17.21	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	12,336	12,308	3,655	1,867
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	34,631	7,393	7,203	4,347	3,154
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287	287	287

CFI 43

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.25
Value at end of period	$16.35
Number of accumulation units outstanding at end of period	585
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.85	$14.68	$14.32	$12.38	$10.11
Value at end of period	$16.31	$16.85	$14.68	$14.32	$12.38
Number of accumulation units outstanding at end of period	7,588	8,808	12,292	15,765	7,313
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.96	$10.71	$10.00
Value at end of period	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	8,513	8,390	8,585
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.71	$11.37
Value at end of period	$12.92	$12.71
Number of accumulation units outstanding at end of period	0	1,680
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.32	$10.58
Value at end of period	$10.04	$12.32
Number of accumulation units outstanding at end of period	2,373	1,569
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	82,646	93,249	91,215	12	12
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	34,872	40,044	39,142	49,972	69,060	94,985
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.14
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	777
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.39	$13.56	$12.99	$11.86	$9.01
Value at end of period	$16.01	$15.39	$13.56	$12.99	$11.86
Number of accumulation units outstanding at end of period	87,265	86,929	95,129	1,294	2,725

CFI 44

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$17.41	$16.06	$14.59	$12.63	$9.09
Value at end of period	$18.20	$17.41	$16.06	$14.59	$12.63
Number of accumulation units outstanding at end of period	3,204	8,450	7,610	8,759	6,665
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$18.40	$16.32	$15.31	$12.66	$8.72
Value at end of period	$17.09	$18.40	$16.32	$15.31	$12.66
Number of accumulation units outstanding at end of period	2,088	2,858	3,127	2,974	1,290
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	5,124	4,483	3,884	6,479	4,656
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$18.38	$14.33	$13.22	$11.37	$8.83	$8.94
Value at end of period	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83
Number of accumulation units outstanding at end of period	2,417	2,267	2,632	4,296	8,319	3,553
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.07	$10.63	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	24,749	68,143	9,105	0	3,292
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$17.82	$15.40	$14.10	$12.44	$8.49
Value at end of period	$18.69	$17.82	$15.40	$14.10	$12.44
Number of accumulation units outstanding at end of period	416	416	416	955	1,096
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.40	$13.81	$12.78	$11.71	$10.99
Value at end of period	$16.79	$15.40	$13.81	$12.78	$11.71
Number of accumulation units outstanding at end of period	234	1,419	234	234	234
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.26	$12.95	$12.72
Value at end of period	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	3,581	3,282	2,925

CFI 45

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.86	$16.06	$14.98	$12.20	$9.87	$10.09
Value at end of period	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87
Number of accumulation units outstanding at end of period	3,760	3,512	3,370	5,485	2,838	4,844
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.38	$12.59
Value at end of period	$13.09	$13.38
Number of accumulation units outstanding at end of period	671	2,461
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.74
Value at end of period	$12.76
Number of accumulation units outstanding at end of period	952
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.07
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	6,449
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.83	$12.96
Value at end of period	$16.07	$14.83
Number of accumulation units outstanding at end of period	589	412

CFI 46

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated April 28, 2008 for Employer-Sponsored Deferred Compensation Plans, as well as a prospectus for the Guaranteed Accumulation Account and all current prospectuses pertaining to the variable investment options available under the Contracts.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-08) dated April 28, 2008.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75996-08

PART B

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2008

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 28, 2008.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, P.O. Box 990063 Windsor, CT 06199-0063 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account B	3

Offering and Purchase of Contracts	4
Income Phase Payments	4

Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6

Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in

1954).

As of December 31, 2007 the Company had $62 billion invested through its products, including $49 billion in itstheir separate accounts (of which the Company,’s investment management affiliates manage or oversee the management of $19 billion). The CompanyBased on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut  06095-4774.

4774.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

The Funds

AIM V.I. Capital Appreciation Fund	ING MFS Total Return Portfolio (Class S)	ING Van Kampen Equity and Income
(Series I)	ING MFS Utilities Portfolio (Class S)	Portfolio (I Class)
AIM V.I. Core Equity Fund (Series I)	ING Neuberger Berman Partners Portfolio	ING Van Kampen Growth and Income
Calvert Social Balanced Portfolio (CVS)	(S Class)	Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio	ING OpCap Balanced Value Portfolio	ING Van Kampen Real Estate Portfolio
(Initial Class)	(S Class)	(Class S)
Fidelity® VIP Equity-Income Portfolio	ING Oppenheimer Global Portfolio (I Class)	ING VP Balanced Portfolio, Inc. (Class I)
(Initial Class)	ING Oppenheimer Main Street Portfolio®	ING VP Financial Services Portfolio
Fidelity® VIP Growth Portfolio (Initial Class)	(Class S)	(Class I)(4)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING Oppenheimer Strategic Income Portfolio	ING VP Growth and Income Portfolio
Franklin Small Cap Value Securities Fund	(I Class)	(Class I)
(Class 2)	ING Opportunistic Large Cap Growth	ING VP Index Plus International Equity
ING AllianceBernstein Mid Cap Growth	Portfolio (Class I) (1)	Portfolio (Class I)
Portfolio (Class S)	ING Opportunistic Large Cap Value Portfolio	ING VP Index Plus LargeCap Portfolio
ING American Century Large Company	(Class I) (1)	(Class I)
Value Portfolio (S Class)	ING PIMCO High Yield Portfolio (Class S)	ING VP Index Plus MidCap Portfolio
ING American Century Small-Mid Cap	ING PIMCO Total Return Portfolio (S Class)	(Class I)
Value Portfolio (S Class)	ING Pioneer Equity Income Portfolio	ING VP Index Plus SmallCap Portfolio
ING Baron Asset Portfolio (S Class)	(Class I)	(Class I)
ING Baron Small Cap Growth Portfolio	ING Pioneer Fund Portfolio (Class I)	ING VP Intermediate Bond Portfolio (Class I)
(S Class)	ING Pioneer High Yield Portfolio (I Class)	ING VP International Value Portfolio
ING BlackRock Global Science and	ING Pioneer Mid Cap Value Portfolio	(Class I)
Technology Portfolio (Class I)(1)	(Class I)	ING VP MidCap Opportunities Portfolio
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Large Cap Index Portfolio	(Class I)
(Class I)	(Class I)(2)	ING VP Money Market Portfolio (Class I)
ING Columbia Small Cap Value II Portfolio	ING RussellTM Mid Cap Index Portfolio	ING VP Real Estate Portfolio (Class I)
(S Class)	(Class I)(2)	ING VP Small Company Portfolio (Class I)
ING Davis New York Venture Portfolio	ING RussellTM Small Cap Index Portfolio	ING VP SmallCap Opportunities Portfolio
(S Class)(1)	(Class I)(2)	(Class I)
ING Evergreen Health Sciences Portfolio	ING Solution Income Portfolio (S Class)(3)	ING VP Strategic Allocation Conservative
(Class S)	ING Solution 2015 Portfolio (S Class)(3)	Portfolio (Class I)(3)
ING FMRSM Diversified Mid Cap Portfolio	ING Solution 2025 Portfolio (S Class)(3)	ING VP Strategic Allocation Growth
(Class S)*	ING Solution 2035 Portfolio (S Class)(3)	Portfolio (Class I)(3)
ING Global Resources Portfolio (Class S)	ING Solution 2045 Portfolio (S Class)(3)	ING VP Strategic Allocation Moderate
ING International Index Portfolio (Class I)(2)	ING Stock Index Portfolio (Class I)	Portfolio (Class I)(3)
ING Janus Contrarian Portfolio (Class S)(2)	ING T. Rowe Price Capital Appreciation	ING Wells Fargo Disciplined Value Portfolio
ING JPMorgan Emerging Markets Equity	Portfolio (Class S)	(Class S)
Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap	ING Wells Fargo Small Cap Disciplined
ING JPMorgan Mid Cap Value Portfolio	Growth Portfolio (I Class)	Portfolio (Class S)
(S Class)	ING T. Rowe Price Equity Income Portfolio	Lord Abbett Series Fund – Mid-Cap Value
ING JPMorgan Small Cap Core Equity	(Class S)	Portfolio (Class VC)
Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio	OpCap Mid Cap Portfolio
ING Julius Baer Foreign Portfolio (Class S)	(I Class)	Oppenheimer Main Street Small Cap
ING Legg Mason Partners Aggressive	ING Templeton Foreign Equity Portfolio	Fund®/VA
Growth Portfolio (I Class)	(I Class)	PIMCO VIT Real Return Portfolio
ING Legg Mason Value Portfolio (Class S)	ING Templeton Global Growth (Class S)	(Administrative Class)
ING Lehman Brothers U.S. Aggregate Bond	ING Thornburg Value Portfolio (I Class)	Pioneer Emerging Markets VCT Portfolio
Index® Portfolio (Class I)(2)	ING UBS U.S. Large Cap Equity Portfolio	(Class I)
ING Lord Abbett Affiliated Portfolio	(I Class)	Pioneer High Yield VCT Portfolio (Class I)
(Class I)	ING Van Kampen Capital Growth Portfolio	Wanger International Small Cap(5)
ING Marsico Growth Portfolio (Class S)	(Class I)	Wanger Select
ING Marsico International Opportunities	ING Van Kampen Comstock Portfolio	Wanger U.S. Smaller Companies(5)
Portfolio (Class S)	(S Class)

* FMRSM is a service mark of Fidelity Management & Research Company.

1	This fund has changed its name to the name listed above. See Appendix IV – Fund Descriptions for a complete list of former and current fund names.

2	This fund is scheduled to be available on May 12, 2008.

3	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

4	This fund is scheduled to be liquidated into the ING VP Money Market Portfolio (Class I) on or about September 5, 2008.

5	Effective June 1, 2008, Wanger International Small Cap and Wanger U.S. Smaller Companies are scheduled to change their names to Wanger International and Wanger USA, respectively.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. . The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2007, 2006, and 2005 amounted to $2,666,060.62, $2,507,216.09, and $2,761,989.83 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

4

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Boulevard, Suite 1000, Atlanta, GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable Annuity Account B.

6

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2007
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
       Calvert Social Balanced Portfolio
Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for U.S. Government Securities II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Mid Cap Growth Strategies Fund II
       Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
       Fidelity® VIP Equity-Income Portfolio - Initial Class
       Fidelity® VIP Growth Portfolio - Initial Class
       Fidelity® VIP High Income Portfolio - Initial Class
       Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
       Fidelity® VIP Contrafund® Portfolio - Initial Class
       Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
       Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities Fund - Class 2
       Mutual Shares Securities Fund - Class 2
ING GET Fund:
       ING GET Fund - Series Q
       ING GET Fund - Series R
       ING GET Fund - Series S
       ING GET Fund - Series T
       ING GET Fund - Series U
       ING GET Fund - Series V
ING Investors Trust:
       ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
       ING American Funds Growth Portfolio
       ING American Funds Growth-Income Portfolio
       ING American Funds International Portfolio
       ING BlackRock Large Cap Growth Portfolio - Institutional Class
       ING BlackRock Large Cap Growth Portfolio - Service Class
       ING Evergreen Health Sciences Portfolio - Service Class
       ING Evergreen Omega Portfolio - Institutional Class
       ING FMRSM Diversified Mid Cap Portfolio - Institutional Class

ING Investors Trust (continued):
       ING FMRSM Diversified Mid Cap Portfolio - Service Class
       ING FMRSM Large Cap Growth Portfolio - Institutional Class
       ING FMRSM Mid Cap Growth Portfolio - Service Class
       ING Franklin Income Portfolio - Service Class
       ING Franklin Mutual Shares Portfolio - Service Class
       ING Global Real Estate Portfolio - Service Class
       ING Global Resources Portfolio - Service Class
       ING JPMorgan Emerging Markets Equity Portfolio - Institutional
              Class
       ING JPMorgan Emerging Markets Equity Portfolio - Service
              Class
       ING JPMorgan Small Cap Core Equity Portfolio - Institutional
              Class
       ING JPMorgan Small Cap Core Equity Portfolio - Service Class
       ING JPMorgan Value Opportunities Portfolio - Institutional
              Class
       ING JPMorgan Value Opportunities Portfolio - Service Class
       ING Julius Baer Foreign Portfolio - Service Class
       ING Legg Mason Value Portfolio - Institutional Class
       ING Legg Mason Value Portfolio - Service Class
       ING LifeStyle Aggressive Growth Portfolio - Service Class
       ING LifeStyle Growth Portfolio - Service Class
       ING LifeStyle Moderate Growth Portfolio - Service Class
       ING LifeStyle Moderate Portfolio - Service Class
       ING Lord Abbett Affiliated Portfolio - Institutional Class
       ING Lord Abbett Affiliated Portfolio - Service Class
       ING MarketPro Portfolio - Service Class
       ING Marsico Growth Portfolio - Service Class
       ING Marsico International Opportunities Portfolio - Service
              Class
       ING MFS Total Return Portfolio - Institutional Class
       ING MFS Total Return Portfolio - Service Class
       ING MFS Utilities Portfolio - Service Class
       ING Oppenheimer Main Street Portfolio® - Institutional Class
       ING Oppenheimer Main Street Portfolio® - Service Class
       ING PIMCO High Yield Portfolio - Service Class
       ING Pioneer Equity Income Portfolio - Institutional Class
       ING Pioneer Fund Portfolio - Institutional Class
       ING Pioneer Mid Cap Value Portfolio - Institutional Class
       ING Pioneer Mid Cap Value Portfolio - Service Class
       ING T. Rowe Price Capital Appreciation Portfolio - Service
              Class

ING Investors Trust (continued):
       ING T. Rowe Price Equity Income Portfolio - Service Class
       ING Templeton Global Growth Portfolio - Service Class
       ING UBS U.S. Allocation Portfolio - Service Class
       ING Van Kampen Growth and Income Portfolio - Service Class
       ING Van Kampen Real Estate Portfolio - Service Class*
       ING VP Index Plus International Equity Portfolio - Institutional
              Class
       ING VP Index Plus International Equity Portfolio - Service Class
       ING Wells Fargo Disciplined Value Portfolio - Service Class
       ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
       ING American Century Large Company Value Portfolio -
              Service Class
       ING American Century Select Portfolio - Initial Class
       ING American Century Small-Mid Cap Value Portfolio - Service
              Class
       ING Baron Asset Portfolio - Service Class
       ING Baron Small Cap Growth Portfolio - Service Class
       ING Columbia Small Cap Value II Portfolio - Service Class
       ING Davis New York Venture Portfolio - Service Class
       ING Fundamental Research Portfolio - Service Class
       ING Goldman Sachs® Capital Growth Portfolio - Service Class
       ING JPMorgan International Portfolio - Initial Class
       ING JPMorgan Mid Cap Value Portfolio - Service Class
       ING Legg Mason Partners Aggressive Growth Portfolio - Initial
              Class
       ING Lord Abbett U.S. Government Securities Portfolio - Initial
              Class
       ING Neuberger Berman Partners Portfolio - Initial Class
       ING Neuberger Berman Partners Portfolio - Service Class
       ING Neuberger Berman Regency Portfolio - Service Class
       ING OpCap Balanced Value Portfolio - Service Class
       ING Oppenheimer Global Portfolio - Initial Class
       ING Oppenheimer Strategic Income Portfolio - Initial Class
       ING Oppenheimer Strategic Income Portfolio - Service Class
       ING PIMCO Total Return Portfolio - Service Class
       ING Pioneer High Yield Portfolio - Initial Class
       ING Solution 2015 Portfolio - Service Class
       ING Solution 2025 Portfolio - Service Class
       ING Solution 2035 Portfolio - Service Class
       ING Solution 2045 Portfolio - Service Class
       ING Solution Income Portfolio - Service Class
       ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
              Initial Class
       ING T. Rowe Price Growth Equity Portfolio - Initial Class
       ING Templeton Foreign Equity Portfolio - Service Class
       ING Thornburg Value Portfolio - Initial Class
       ING UBS U.S. Large Cap Equity Portfolio - Initial Class
       ING UBS U.S. Small Cap Growth Portfolio - Service Class
       ING Van Kampen Comstock Portfolio - Service Class
       ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Conservative Portfolio - Class I
       ING VP Strategic Allocation Growth Portfolio - Class I
       ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
       ING VP Growth and Income Portfolio - Class I

ING Variable Insurance Trust:
       ING GET U.S. Core Portfolio - Series 1
       ING GET U.S. Core Portfolio - Series 2
       ING GET U.S. Core Portfolio - Series 3
       ING GET U.S. Core Portfolio - Series 4
       ING GET U.S. Core Portfolio - Series 5
       ING GET U.S. Core Portfolio - Series 6
       ING GET U.S. Core Portfolio - Series 7
       ING GET U.S. Core Portfolio - Series 8
       ING GET U.S. Core Portfolio - Series 9
       ING GET U.S. Core Portfolio - Series 10
       ING GET U.S. Core Portfolio - Series 11
       ING GET U.S. Core Portfolio - Series 12
       ING GET U.S. Core Portfolio - Series 13
       ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio - Class I
       ING VP Growth Portfolio - Class I
       ING VP Index Plus LargeCap Portfolio - Class I
       ING VP Index Plus MidCap Portfolio - Class I
       ING VP Index Plus SmallCap Portfolio - Class I
       ING VP International Equity Portfolio - Class I
       ING VP Small Company Portfolio - Class I
       ING VP Value Opportunity Portfolio - Class I
       ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
       ING VP Financial Services Portfolio - Class I
       ING VP High Yield Bond Portfolio - Class I
       ING VP International Value Portfolio - Class I
       ING VP MidCap Opportunities Portfolio - Class I
       ING VP MidCap Opportunities Portfolio - Class S
       ING VP Real Estate Portfolio - Class I
       ING VP SmallCap Opportunities Portfolio - Class I
       ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
       ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
       ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
       ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
       ING VP Natural Resources Trust
Janus Aspen Series:
       Janus Aspen Series Balanced Portfolio - Institutional Shares
       Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
       Janus Aspen Series Large Cap Growth Portfolio - Institutional
              Shares
       Janus Aspen Series Mid Cap Growth Portfolio - Institutional
              Shares
       Janus Aspen Series Worldwide Growth Portfolio - Institutional
              Shares
Lord Abbett Series Fund, Inc.:
       Lord Abbett Series Fund - Growth and Income Portfolio - Class
              VC
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
       Oppenheimer Global Securities/VA
       Oppenheimer Main Street Fund®/VA
       Oppenheimer Main Street Small Cap Fund®/VA
       Oppenheimer Mid Cap Fund/VA

PIMCO Variable Insurance Trust:
       PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
       Pioneer Emerging Markets VCT Portfolio - Class I
       Pioneer Equity Income VCT Portfolio - Class I
       Pioneer Fund VCT Portfolio - Class I
       Pioneer High Yield VCT Portfolio - Class I
       Pioneer Mid Cap Value VCT Portfolio - Class I

Wanger Advisors Trust: Wanger International Small Cap Wanger Select Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst and Young LLP

Atlanta, Georgia
March 21, 2008

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II
Assets
Investments in mutual funds
at fair value	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Total assets	929	1,492	1,766	17,444	2,537
Net assets	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Net assets
Accumulation units	$ 823	$ 1,289	$ 1,766	$ 17,405	$ 2,528
Contracts in payout (annuitization)
period	106	203	-	39	9
Total net assets	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Total number of shares	31,632	51,244	920,863	1,018,346	263,728
Cost of shares	$ 832	$ 1,262	$ 1,718	$ 19,034	$ 2,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated	Federated	Cap Growth
	Equity Income	Government	High Income	International	Strategies
	Fund II	Securities II	Bond Fund II	Equity Fund II	Fund II
Assets
Investments in mutual funds
at fair value	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Total assets	4,689	2,125	5,582	3,549	6,114
Net assets	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Net assets
Accumulation units	$ 4,587	$ 2,125	$ 5,541	$ 3,526	$ 6,114
Contracts in payout (annuitization)
period	102	-	41	23	-
Total net assets	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Total number of shares	289,288	184,265	745,309	189,690	202,049
Cost of shares	$ 3,565	$ 2,072	$ 5,554	$ 2,429	$ 4,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Total assets	1,915	144,175	16,955	103	10,176
Net assets	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Net assets
Accumulation units	$ 1,915	$ 144,175	$ 16,955	$ -	$ 10,176
Contracts in payout (annuitization)
period	-	-	-	103	-
Total net assets	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Total number of shares	1,914,925	6,029,884	375,770	17,257	401,911
Cost of shares	$ 1,915	$ 136,681	$ 12,604	$ 109	$ 8,989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING GET
	Portfolio -	Portfolio -	Portfolio -	Securities	Fund - Series
	Initial Class	Initial Class	Initial Class	Fund - Class 2	U
Assets
Investments in mutual funds
at fair value	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Total assets	241,923	41,388	1,079	4,263	16,973
Net assets	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Net assets
Accumulation units	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Total number of shares	8,671,068	252,333	84,595	249,322	1,693,931
Cost of shares	$ 220,006	$ 30,359	$ 1,076	$ 4,352	$ 16,857

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		AllianceBernstein		ING American	ING American
	ING GET	Mid Cap Growth	ING American	Funds Growth-	Funds
	Fund - Series	Portfolio - Service	Funds Growth	Income	International
	V	Class	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Total assets	25,731	183	28,095	24,551	29,453
Net assets	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Net assets
Accumulation units	$ 25,731	$ 183	$ 25,677	$ 22,057	$ 26,749
Contracts in payout (annuitization)
period	-	-	2,418	2,494	2,704
Total net assets	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Total number of shares	2,490,901	10,406	395,039	551,085	1,121,575
Cost of shares	$ 24,884	$ 184	$ 23,710	$ 21,952	$ 24,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
BlackRock
	Large Cap	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM
	Growth	Health	Omega	Diversified Mid	Diversified
	Portfolio -	Sciences	Portfolio -	Cap Portfolio -	Mid Cap
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Total assets	43,667	556	11,913	28,743	1,256
Net assets	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Net assets
Accumulation units	$ 40,507	$ 556	$ 11,074	$ 26,479	$ 1,256
Contracts in payout (annuitization)
period	3,160	-	839	2,264	-
Total net assets	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Total number of shares	3,527,193	43,738	924,917	1,874,953	82,391
Cost of shares	$ 44,402	$ 541	$ 10,062	$ 27,305	$ 1,156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Franklin	ING Global
	Portfolio -	Growth	Income	Mutual Shares	Real Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Total assets	60,289	174	6,948	3,654	2,393
Net assets	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Net assets
Accumulation units	$ 59,465	$ 174	$ 6,948	$ 3,654	$ 2,393
Contracts in payout (annuitization)
period	824	-	-	-	-
Total net assets	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Total number of shares	5,344,777	13,733	620,953	378,265	198,237
Cost of shares	$ 58,072	$ 176	$ 6,896	$ 3,585	$ 2,777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		ING JPMorgan	JPMorgan	ING JPMorgan	ING
		Emerging	Emerging	Small Cap	JPMorgan
	ING Global	Markets Equity	Markets	Core Equity	Small Cap
	Resources	Portfolio -	Equity	Portfolio -	Core Equity
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Total assets	11,102	9,890	10,312	4,187	145
Net assets	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Net assets
Accumulation units	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Total number of shares	423,905	368,462	385,055	313,373	10,923
Cost of shares	$ 9,821	$ 8,401	$ 7,704	$ 4,261	$ 158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Portfolio -	Mason Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Total assets	27,694	2,897	15,744	21,314	434
Net assets	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Net assets
Accumulation units	$ 27,694	$ 2,897	$ 15,744	$ 19,709	$ 434
Contracts in payout (annuitization)
period	-	-	-	1,605	-
Total net assets	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Total number of shares	2,354,946	246,568	856,114	2,022,213	41,509
Cost of shares	$ 25,533	$ 2,741	$ 13,780	$ 20,108	$ 450

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Lord
	ING LifeStyle		ING LifeStyle		Abbett
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Total assets	2,201	8,193	14,773	12,276	7,030
Net assets	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Net assets
Accumulation units	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Total number of shares	157,696	606,004	1,141,646	977,413	554,406
Cost of shares	$ 2,238	$ 7,890	$ 14,180	$ 11,837	$ 6,900

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Lord		ING Marsico	ING MFS Total
	Abbett	ING Marsico	International	Return	ING MFS
	Affiliated	Growth	Opportunities	Portfolio -	Total Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Total assets	955	2,142	13,733	92,899	1,623
Net assets	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Net assets
Accumulation units	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Total number of shares	75,289	113,154	805,432	5,087,570	89,051
Cost of shares	$ 924	$ 2,019	$ 11,762	$ 91,745	$ 1,653

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		Oppenheimer	ING		ING Pioneer
	ING MFS	Main Street	Oppenheimer	ING PIMCO	Equity Income
	Utilities	Portfolio® -	Main Street	High Yield	Portfolio -
	Portfolio -	Institutional	Portfolio® -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Total assets	4,096	3,002	77	2,850	6,290
Net assets	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Net assets
Accumulation units	$ 4,096	$ 2,715	$ 77	$ 2,850	$ 6,290
Contracts in payout (annuitization)
period	-	287	-	-	-
Total net assets	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Total number of shares	229,623	146,563	3,772	288,208	685,211
Cost of shares	$ 3,903	$ 2,854	$ 76	$ 2,938	$ 6,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Pioneer		ING T. Rowe	ING T. Rowe
	ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital	Price Equity
	Fund Portfolio	Portfolio -	Mid Cap Value	Appreciation	Income
	- Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Total assets	21,812	3,758	1,247	9,010	7,362
Net assets	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Net assets
Accumulation units	$ 17,223	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Contracts in payout (annuitization)
period	4,589	-	-	-	-
Total net assets	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Total number of shares	1,657,410	303,803	101,244	364,924	483,678
Cost of shares	$ 18,430	$ 3,843	$ 1,352	$ 9,435	$ 7,080

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Index
			ING Van		Plus
	ING		Kampen	ING Van	International
	Templeton	ING UBS U.S.	Growth and	Kampen Real	Equity
	Global Growth	Allocation	Income	Estate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Total assets	1,268	5,992	1,195	1,504	24,842
Net assets	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Net assets
Accumulation units	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 22,111
Contracts in payout (annuitization)
period	-	-	-	-	2,731
Total net assets	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Total number of shares	88,149	590,881	44,534	52,922	1,753,143
Cost of shares	$ 1,303	$ 5,865	$ 1,218	$ 2,034	$ 25,193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index		ING Wells
	Plus	ING Wells	Fargo Small	ING American	ING American
	International	Fargo	Cap	Century Large	Century Small-
	Equity	Disciplined	Disciplined	Company	Mid Cap Value
	Portfolio -	Value Portfolio	Portfolio -	Value Portfolio	Portfolio -
	Service Class	- Service Class	Service Class	- Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Total assets	1,345	375	318	268	1,399
Net assets	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Net assets
Accumulation units	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Total number of shares	95,286	22,178	29,032	18,550	122,704
Cost of shares	$ 1,370	$ 406	$ 339	$ 292	$ 1,512

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Baron	ING Columbia	ING Davis
		Small Cap	Small Cap	New York	ING JPMorgan
	ING Baron	Growth	Value II	Venture	International
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Total assets	688	5,233	1,676	3,386	37,905
Net assets	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Net assets
Accumulation units	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 34,923
Contracts in payout (annuitization)
period	-	-	-	-	2,982
Total net assets	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Total number of shares	56,884	269,029	160,534	166,055	2,163,510
Cost of shares	$ 688	$ 4,690	$ 1,545	$ 3,259	$ 30,504

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
		Mason	ING Lord	ING	ING
	ING	Partners	Abbett U.S.	Neuberger	Neuberger
	JPMorgan Mid	Aggressive	Government	Berman	Berman
	Cap Value	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Total assets	2,982	32,332	11,164	40,033	47
Net assets	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Net assets
Accumulation units	$ 2,982	$ 31,077	$ 11,164	$ 33,225	$ 47
Contracts in payout (annuitization)
period	-	1,255	-	6,808	-
Total net assets	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Total number of shares	190,313	669,261	1,102,089	3,542,718	4,163
Cost of shares	$ 2,909	$ 21,818	$ 11,038	$ 36,924	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING			ING	ING
	Neuberger	ING OpCap	ING	Oppenheimer	Oppenheimer
	Berman	Balanced	Oppenheimer	Strategic	Strategic
	Regency	Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Total assets	134	805	159,447	66,638	20
Net assets	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Net assets
Accumulation units	$ 134	$ 805	$ 154,167	$ 63,112	$ -
Contracts in payout (annuitization)
period	-	-	5,280	3,526	20
Total net assets	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Total number of shares	12,441	63,479	9,451,531	5,949,838	1,799
Cost of shares	$ 145	$ 827	$ 119,450	$ 60,908	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Total assets	8,027	355	1,452	2,417	1,630
Net assets	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Net assets
Accumulation units	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Total number of shares	683,745	34,649	117,442	188,532	122,633
Cost of shares	$ 7,515	$ 363	$ 1,338	$ 2,349	$ 1,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Total assets	1,381	1,264	68,707	53,823	1,538
Net assets	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Net assets
Accumulation units	$ 1,381	$ 1,264	$ 68,707	$ 46,814	$ 1,538
Contracts in payout (annuitization)
period	-	-	-	7,009	-
Total net assets	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Total number of shares	100,444	108,676	7,217,129	869,661	112,840
Cost of shares	$ 1,384	$ 1,236	$ 56,198	$ 38,982	$ 1,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Van
		ING UBS U.S.	ING UBS U.S.	ING Van	Kampen
	ING	Large Cap	Small Cap	Kampen	Equity and
	Thornburg	Equity	Growth	Comstock	Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Total assets	27,434	30,926	36	2,568	112,954
Net assets	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Net assets
Accumulation units	$ 23,818	$ 30,926	$ 36	$ 2,568	$ 112,954
Contracts in payout (annuitization)
period	3,616	-	-	-	-
Total net assets	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Total number of shares	806,893	2,914,809	3,750	205,613	2,991,371
Cost of shares	$ 20,045	$ 24,053	$ 39	$ 2,499	$ 101,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio
	Class I	Class I	Class I	Class I	- Series 1
Assets
Investments in mutual funds
at fair value	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Total assets	13,112	14,104	16,300	339,189	14,041
Net assets	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Net assets
Accumulation units	$ 10,498	$ 11,476	$ 12,555	$ 255,620	$ 14,041
Contracts in payout (annuitization)
period	2,614	2,628	3,745	83,569	-
Total net assets	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Total number of shares	970,546	851,153	1,075,218	13,699,060	1,355,335
Cost of shares	$ 12,302	$ 12,173	$ 14,961	$ 260,173	$ 13,567

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio
	- Series 2	- Series 3	- Series 4	- Series 5	- Series 6
Assets
Investments in mutual funds
at fair value	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Total assets	6,128	23,314	4,033	2,393	31,137
Net assets	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Net assets
Accumulation units	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Total number of shares	592,108	2,203,611	381,529	225,972	2,937,469
Cost of shares	$ 5,910	$ 22,011	$ 3,845	$ 2,286	$ 29,673

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio
	- Series 7	- Series 8	- Series 9	- Series 10	- Series 11
Assets
Investments in mutual funds
at fair value	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Total assets	19,355	15,240	11,868	9,950	11,430
Net assets	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Net assets
Accumulation units	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Total number of shares	1,802,180	1,418,964	1,097,858	914,514	1,091,675
Cost of shares	$ 18,192	$ 14,344	$ 11,072	$ 9,237	$ 11,016

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio	Core Portfolio	Core Portfolio	Portfolio -	Portfolio -
	- Series 12	- Series 13	- Series 14	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Total assets	42,061	33,324	25,572	9,192	17,364
Net assets	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Net assets
Accumulation units	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 14,891
Contracts in payout (annuitization)
period	-	-	-	-	2,473
Total net assets	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Total number of shares	3,725,468	3,143,746	2,456,523	1,686,622	1,385,802
Cost of shares	$ 37,904	$ 31,972	$ 25,025	$ 7,988	$ 11,610

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small	ING VP Value
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Total assets	155,324	14,668	6,359	53,080	8,809
Net assets	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Net assets
Accumulation units	$ 119,338	$ 14,668	$ 6,359	$ 46,559	$ 8,809
Contracts in payout (annuitization)
period	35,986	-	-	6,521	-
Total net assets	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Total number of shares	8,567,244	800,206	418,637	2,713,688	548,868
Cost of shares	$ 118,936	$ 13,794	$ 6,810	$ 52,161	$ 6,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING VP			ING VP
	ING VP Value	Financial	ING VP High	ING VP	MidCap
	Opportunity	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Class S	Class I	Class I	- Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Total assets	784	653	24,256	6,503	860
Net assets	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Net assets
Accumulation units	$ 784	$ 653	$ 22,780	$ 6,503	$ 860
Contracts in payout (annuitization)
period	-	-	1,476	-	-
Total net assets	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Total number of shares	49,189	60,599	8,271,714	456,643	83,780
Cost of shares	$ 685	$ 750	$ 24,832	$ 6,578	$ 747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP		ING VP	ING VP
	MidCap	ING VP Real	SmallCap	SmallCap	ING VP
	Opportunities	Estate	Opportunities	Opportunities	Balanced
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Total assets	6,959	1,460	410	4,184	145,449
Net assets	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Net assets
Accumulation units	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 108,241
Contracts in payout (annuitization)
period	-	-	-	-	37,208
Total net assets	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Total number of shares	688,985	95,566	18,643	193,004	10,065,684
Cost of shares	$ 4,361	$ 1,849	$ 400	$ 3,317	$ 126,174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			Janus Aspen		Janus Aspen
			Series	Janus Aspen	Series Large
	ING VP	ING VP	Balanced	Series Flexible	Cap Growth
	Intermediate	Money Market	Portfolio -	Bond Portfolio	Portfolio -
	Bond Portfolio	Portfolio -	Institutional	- Institutional	Institutional
	- Class I	Class I	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Total assets	105,197	204,844	23	12	9
Net assets	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Net assets
Accumulation units	$ 95,374	$ 200,750	$ 23	$ 12	$ 9
Contracts in payout (annuitization)
period	9,823	4,094	-	-	-
Total net assets	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Total number of shares	7,951,387	15,164,199	767	1,066	349
Cost of shares	$ 107,305	$ 199,173	$ 20	$ 12	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Mid Cap	Worldwide	Series Fund -
	Growth	Growth	Mid-Cap
	Portfolio -	Portfolio -	Value	Oppenheimer	Oppenheimer
	Institutional	Institutional	Portfolio -	Global	Main Street
	Shares	Shares	Class VC	Securities/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 8	$ 8	$ 4,141	$ 84	$ 434
Total assets	8	8	4,141	84	434
Net assets	$ 8	$ 8	$ 4,141	$ 84	$ 434
Net assets
Accumulation units	$ 8	$ 8	$ 4,141	$ 84	$ -
Contracts in payout (annuitization)
period	-	-	-	-	434
Total net assets	$ 8	$ 8	$ 4,141	$ 84	$ 434
Total number of shares	204	215	219,079	2,308	16,939
Cost of shares	$ 6	$ 8	$ 4,622	$ 76	$ 397

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			PIMCO Real	Pioneer
	Oppenheimer		Return	Emerging	Pioneer High
	Main Street	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Small Cap	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund®/VA	Fund/VA	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452
Total assets	617	180	4,609	2,870	1,452
Net assets	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452
Net assets
Accumulation units	$ 617	$ -	$ 4,609	$ 2,870	$ 1,452
Contracts in payout (annuitization)
period	-	180	-	-	-
Total net assets	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452
Total number of shares	33,918	3,338	366,652	65,425	131,443
Cost of shares	$ 626	$ 182	$ 4,557	$ 2,688	$ 1,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Wanger		Wanger U.S.
	International		Smaller
	Small Cap	Wanger Select	Companies
Assets
Investments in mutual funds
at fair value	$ 1,172	$ 4,305	$ 436
Total assets	1,172	4,305	436
Net assets	$ 1,172	$ 4,305	$ 436
Net assets
Accumulation units	$ 1,172	$ 4,305	$ 436
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ 1,172	$ 4,305	$ 436
Total number of shares	26,607	153,312	12,012
Cost of shares	$ 1,154	$ 4,299	$ 456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II
Net investment income (loss)
Income:
Dividends	$ -	$ 18	$ 43	$ 332	$ 147
Total investment income	-	18	43	332	147
Expenses:
Mortality and expense risk and
other charges	9	15	22	307	40
Total expenses	9	15	22	307	40
Net investment income (loss)	(9)	3	21	25	107
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	83	149	(25)	9
Capital gains distributions	-	-	99	2,472	-
Total realized gain (loss) on investments	73	83	248	2,447	9
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	58	29	(231)	(4,673)	(39)
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 115	$ 38	$ (2,201)	$ 77

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II
Net investment income (loss)
Income:
Dividends	$ 166	$ 100	$ 501	$ 7	$ -
Total investment income	166	100	501	7	-
Expenses:
Mortality and expense risk and
other charges	79	32	85	53	92
Total expenses	79	32	85	53	92
Net investment income (loss)	87	68	416	(46)	(92)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(15)	118	178	32
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments	253	(15)	118	178	32
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(270)	48	(400)	169	1,067
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 101	$ 134	$ 301	$ 1,007

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 95	$ 2,760	$ 125	$ 9	$ 314
Total investment income	95	2,760	125	9	314
Expenses:
Mortality and expense risk and
other charges	25	2,159	136	1	89
Total expenses	25	2,159	136	1	89
Net investment income (loss)	70	601	(11)	8	225
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	13,671	611	2	917
Capital gains distributions	-	12,167	14	-	576
Total realized gain (loss) on investments	-	25,838	625	2	1,493
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	-	(24,034)	2,724	(6)	(353)
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 2,405	$ 3,338	$ 4	$ 1,365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Class 2
Net investment income (loss)
Income:
Dividends	$ 2,191	$ 1,639	$ 50	$ 34	$ 54
Total investment income	2,191	1,639	50	34	54
Expenses:
Mortality and expense risk and
other charges	3,091	644	16	46	35
Total expenses	3,091	644	16	46	35
Net investment income (loss)	(900)	995	34	(12)	19
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28,295	2,817	(2)	306	151
Capital gains distributions	58,658	-	-	352	132
Total realized gain (loss) on investments	86,953	2,817	(2)	658	283
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(47,847)	(1,805)	-	(770)	(267)
Net increase (decrease) in net assets
resulting from operations	$ 38,206	$ 2,007	$ 32	$ (124)	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U
Net investment income (loss)
Income:
Dividends	$ 1,099	$ 881	$ 982	$ 902	$ 440
Total investment income	1,099	881	982	902	440
Expenses:
Mortality and expense risk and
other charges	101	191	321	370	371
Total expenses	101	191	321	370	371
Net investment income (loss)	998	690	661	532	69
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(785)	(253)	(1,397)	(1,491)	26
Capital gains distributions	339	695	2,118	1,488	351
Total realized gain (loss) on investments	(446)	442	721	(3)	377
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(587)	(477)	(808)	(240)	(67)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ 655	$ 574	$ 289	$ 379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET	Portfolio - Service	Funds Growth	Income	International
	Fund - Series V	Class	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 659	$ -	$ 78	$ 274	$ 269
Total investment income	659	-	78	274	269
Expenses:
Mortality and expense risk and
other charges	578	2	398	367	396
Total expenses	578	2	398	367	396
Net investment income (loss)	81	(2)	(320)	(93)	(127)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	(50)	2,964	2,022	4,510
Capital gains distributions	-	9	234	550	487
Total realized gain (loss) on investments	119	(41)	3,198	2,572	4,997
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	611	55	170	(1,549)	(105)
Net increase (decrease) in net assets
resulting from operations	$ 811	$ 12	$ 3,048	$ 930	$ 4,765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock		ING Evergreen	ING FMRSM
	Growth	Large Cap	ING Evergreen	Omega	Diversified Mid
	Portfolio -	Growth	Health Sciences	Portfolio -	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional	Institutional
	Class	Service Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 43	$ 76
Total investment income	-	-	1	43	76
Expenses:
Mortality and expense risk and
other charges	405	7	7	178	381
Total expenses	405	7	7	178	381
Net investment income (loss)	(405)	(7)	(6)	(135)	(305)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	199	30	717	(134)
Capital gains distributions	-	-	39	112	117
Total realized gain (loss) on investments	12	199	69	829	(17)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(735)	(65)	(21)	701	3,921
Net increase (decrease) in net assets
resulting from operations	$ (1,128)	$ 127	$ 42	$ 1,395	$ 3,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING FMRSM
		Large Cap	ING FMRSM
	ING FMRSM	Growth	Mid Cap	ING Franklin	ING Franklin
	Diversified Mid	Portfolio -	Growth	Income	Mutual Shares
	Cap Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 152	$ -	$ 62	$ -
Total investment income	1	152	-	62	-
Expenses:
Mortality and expense risk and
other charges	11	917	2	82	22
Total expenses	11	917	2	82	22
Net investment income (loss)	(10)	(765)	(2)	(20)	(22)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	976	4	178	(21)
Capital gains distributions	5	-	-	8	1
Total realized gain (loss) on investments	(29)	976	4	186	(20)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	202	1,707	(7)	(173)	69
Net increase (decrease) in net assets
resulting from operations	$ 163	$ 1,918	$ (5)	$ (7)	$ 27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING
			ING JPMorgan	JPMorgan	ING JPMorgan
			Emerging	Emerging	Small Cap
	ING Global	ING Global	Markets Equity	Markets	Core Equity
	Real Estate	Resources	Portfolio -	Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 82	$ 1	$ 81	$ 80	$ 18
Total investment income	82	1	81	80	18
Expenses:
Mortality and expense risk and
other charges	38	92	97	69	72
Total expenses	38	92	97	69	72
Net investment income (loss)	44	(91)	(16)	11	(54)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	155	523	1,400	944	498
Capital gains distributions	3	956	16	18	290
Total realized gain (loss) on investments	158	1,479	1,416	962	788
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(593)	1,202	741	1,571	(766)
Net increase (decrease) in net assets
resulting from operations	$ (391)	$ 2,590	$ 2,141	$ 2,544	$ (32)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING JPMorgan
	ING JPMorgan	Value	ING JPMorgan		ING Legg
	Small Cap	Opportunities	Value	ING Julius	Mason Value
	Core Equity	Portfolio -	Opportunities	Baer Foreign	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 536	$ 42	$ 13	$ -
Total investment income	1	536	42	13	-
Expenses:
Mortality and expense risk and
other charges	3	462	49	156	350
Total expenses	3	462	49	156	350
Net investment income (loss)	(2)	74	(7)	(143)	(350)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	2,631	170	1,079	1,368
Capital gains distributions	23	1,961	191	1,027	335
Total realized gain (loss) on investments	15	4,592	361	2,106	1,703
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(19)	(4,873)	(404)	185	(2,837)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ (207)	$ (50)	$ 2,148	$ (1,484)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 88	$ 185	$ 190
Total investment income	-	16	88	185	190
Expenses:
Mortality and expense risk and
other charges	5	29	126	200	166
Total expenses	5	29	126	200	166
Net investment income (loss)	(5)	(13)	(38)	(15)	24
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	116	381	455	363
Capital gains distributions	7	99	229	339	230
Total realized gain (loss) on investments	24	215	610	794	593
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(55)	(151)	(361)	(340)	(217)
Net increase (decrease) in net assets
resulting from operations	$ (36)	$ 51	$ 211	$ 439	$ 400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett	ING Lord			ING Marsico
	Affiliated	Abbett	ING	ING Marsico	International
	Portfolio -	Affiliated	MarketPro	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 16	$ -	$ -	$ 137
Total investment income	2	16	-	-	137
Expenses:
Mortality and expense risk and
other charges	27	14	-	14	161
Total expenses	27	14	-	14	161
Net investment income (loss)	(25)	2	-	(14)	(24)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	16	(1)	68	1,688
Capital gains distributions	3	23	4	-	828
Total realized gain (loss) on investments	25	39	3	68	2,516
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	129	(15)	(1)	74	(236)
Net increase (decrease) in net assets
resulting from operations	$ 129	$ 26	$ 2	$ 128	$ 2,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer	ING
	Return	ING MFS Total	ING MFS	Main Street	Oppenheimer
	Portfolio -	Return	Utilities	Portfolio® -	Main Street
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio® -
	Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3,320	$ 49	$ 23	$ 37	$ 2
Total investment income	3,320	49	23	37	2
Expenses:
Mortality and expense risk and
other charges	1,437	15	26	44	1
Total expenses	1,437	15	26	44	1
Net investment income (loss)	1,883	34	(3)	(7)	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,805	15	511	250	16
Capital gains distributions	5,678	92	102	-	-
Total realized gain (loss) on investments	7,483	107	613	250	16
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(5,657)	(86)	28	(135)	(6)
Net increase (decrease) in net assets
resulting from operations	$ 3,709	$ 55	$ 638	$ 108	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING Pioneer		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	High Yield	Portfolio -	Fund Portfolio	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	- Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 220	$ 86	$ 300	$ 2	$ 7
Total investment income	220	86	300	2	7
Expenses:
Mortality and expense risk and
other charges	40	27	332	16	14
Total expenses	40	27	332	16	14
Net investment income (loss)	180	59	(32)	(14)	(7)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	10	1,595	(9)	37
Capital gains distributions	15	-	570	11	67
Total realized gain (loss) on investments	9	10	2,165	2	104
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(126)	(218)	(945)	(85)	(122)
Net increase (decrease) in net assets
resulting from operations	$ 63	$ (149)	$ 1,188	$ (97)	$ (25)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

					ING Van
	ING T. Rowe	ING T. Rowe			Kampen
	Price Capital	Price Equity	ING Templeton	ING UBS U.S.	Growth and
	Appreciation	Income	Global Growth	Allocation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 139	$ 95	$ 13	$ 133	$ 19
Total investment income	139	95	13	133	19
Expenses:
Mortality and expense risk and
other charges	73	71	17	88	12
Total expenses	73	71	17	88	12
Net investment income (loss)	66	24	(4)	45	7
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	236	50	167	22
Capital gains distributions	757	253	28	504	83
Total realized gain (loss) on investments	768	489	78	671	105
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(661)	(374)	(75)	(648)	(83)
Net increase (decrease) in net assets
resulting from operations	$ 173	$ 139	$ (1)	$ 68	$ 29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING VP Index
		Plus	ING VP Index
		International	Plus	ING Wells	ING Wells
	ING Van	Equity	International	Fargo	Fargo Small
	Kampen Real	Portfolio -	Equity	Disciplined	Cap Disciplined
	Estate Portfolio	Institutional	Portfolio -	Value Portfolio	Portfolio -
	- Service Class	Class	Service Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 34	$ -	$ -	$ 5	$ -
Total investment income	34	-	-	5	-
Expenses:
Mortality and expense risk and
other charges	24	52	129	5	5
Total expenses	24	52	129	5	5
Net investment income (loss)	10	(52)	(129)	-	(5)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(401)	(14)	1,568	17	16
Capital gains distributions	314	-	33	-	-
Total realized gain (loss) on investments	(87)	(14)	1,601	17	16
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(586)	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets
resulting from operations	$ (663)	$ (417)	$ 838	$ (26)	$ (18)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING American		ING American		ING Baron
	Century Large	ING American	Century Small-		Small Cap
	Company	Century Select	Mid Cap Value	ING Baron	Growth
	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -
	- Service Class	Initial Class	Service Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 338	$ 6	$ -	$ -
Total investment income	4	338	6	-	-
Expenses:
Mortality and expense risk and
other charges	3	199	13	3	62
Total expenses	3	199	13	3	62
Net investment income (loss)	1	139	(7)	(3)	(62)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	6,537	69	6	591
Capital gains distributions	20	-	173	-	-
Total realized gain (loss) on investments	34	6,537	242	6	591
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(41)	(2,805)	(278)	-	(197)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 3,871	$ (43)	$ 3	$ 332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING Columbia		ING	ING Goldman
	Small Cap	ING Davis New	Fundamental	Sachs® Capital	ING JPMorgan
	Value II	York Venture	Research	Growth	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 7	$ -	$ 3	$ 873
Total investment income	2	7	-	3	873
Expenses:
Mortality and expense risk and
other charges	28	32	-	-	509
Total expenses	28	32	-	-	509
Net investment income (loss)	(26)	(25)	-	3	364
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	235	97	-	23	6,935
Capital gains distributions	-	10	3	-	-
Total realized gain (loss) on investments	235	107	3	23	6,935
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(126)	(20)	(3)	(21)	(3,596)
Net increase (decrease) in net assets
resulting from operations	$ 83	$ 62	$ -	$ 5	$ 3,703

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING Legg
		Mason	ING Lord
		Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman	Berman
	Mid Cap Value	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 15	$ -	$ 550	$ 125	$ 1
Total investment income	15	-	550	125	1
Expenses:
Mortality and expense risk and
other charges	27	487	148	606	1
Total expenses	27	487	148	606	1
Net investment income (loss)	(12)	(487)	402	(481)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	106	3,242	106	1,162	(31)
Capital gains distributions	136	-	-	2,032	13
Total realized gain (loss) on investments	242	3,242	106	3,194	(18)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(198)	(3,600)	134	710	1
Net increase (decrease) in net assets
resulting from operations	$ 32	$ (845)	$ 642	$ 3,423	$ (17)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING	ING
	ING Neuberger		ING	Oppenheimer	Oppenheimer
	Berman	ING OpCap	Oppenheimer	Strategic	Strategic
	Regency	Balanced Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 12	$ 1,890	$ 3,119	$ 1
Total investment income	1	12	1,890	3,119	1
Expenses:
Mortality and expense risk and
other charges	4	9	2,187	870	-
Total expenses	4	9	2,187	870	-
Net investment income (loss)	(3)	3	(297)	2,249	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	42	61	13,820	1,564	-
Capital gains distributions	1	98	7,080	-	-
Total realized gain (loss) on investments	43	159	20,900	1,564	-
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(40)	(197)	(10,554)	1,033	-
Net increase (decrease) in net assets
resulting from operations	$ -	$ (35)	$ 10,049	$ 4,846	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 247	$ 44	$ 7	$ 7	$ 6
Total investment income	247	44	7	7	6
Expenses:
Mortality and expense risk and
other charges	65	6	12	16	12
Total expenses	65	6	12	16	12
Net investment income (loss)	182	38	(5)	(9)	(6)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	(36)	3	17	2
Capital gains distributions	-	-	2	6	4
Total realized gain (loss) on investments	48	(36)	5	23	6
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	370	(8)	39	7	17
Net increase (decrease) in net assets
resulting from operations	$ 600	$ (6)	$ 39	$ 21	$ 17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 10	$ 138	$ 280	$ 12
Total investment income	3	10	138	280	12
Expenses:
Mortality and expense risk and
other charges	9	11	907	747	15
Total expenses	9	11	907	747	15
Net investment income (loss)	(6)	(1)	(769)	(467)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	44	4,626	4,167	100
Capital gains distributions	3	1	6,367	2,652	12
Total realized gain (loss) on investments	39	45	10,993	6,819	112
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(24)	2	(1,426)	(1,419)	10
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 46	$ 8,798	$ 4,933	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING	Large Cap	Small Cap	Kampen	Kampen Equity
	Thornburg	Equity	Growth	Comstock	and Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 135	$ 244	$ -	$ 36	$ 3,121
Total investment income	135	244	-	36	3,121
Expenses:
Mortality and expense risk and
other charges	365	447	1	26	1,615
Total expenses	365	447	1	26	1,615
Net investment income (loss)	(230)	(203)	(1)	10	1,506
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,052	2,433	6	101	5,456
Capital gains distributions	-	-	2	80	3,522
Total realized gain (loss) on investments	3,052	2,433	8	181	8,978
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(1,017)	(2,008)	(4)	(249)	(6,939)
Net increase (decrease) in net assets
resulting from operations	$ 1,805	$ 222	$ 3	$ (58)	$ 3,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Class I	Series 1
Net investment income (loss)
Income:
Dividends	$ 463	$ 260	$ 410	$ 4,751	$ 394
Total investment income	463	260	410	4,751	394
Expenses:
Mortality and expense risk and
other charges	180	184	227	3,940	300
Total expenses	180	184	227	3,940	300
Net investment income (loss)	283	76	183	811	94
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	522	815	1,358	7,654	149
Capital gains distributions	349	870	686	-	278
Total realized gain (loss) on investments	871	1,685	2,044	7,654	427
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(548)	(1,198)	(1,494)	13,733	(178)
Net increase (decrease) in net assets
resulting from operations	$ 606	$ 563	$ 733	$ 22,198	$ 343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio	Core Portfolio
	- Series 2	- Series 3	- Series 4	- Series 5	- Series 6
Net investment income (loss)
Income:
Dividends	$ 217	$ 640	$ 135	$ 49	$ 875
Total investment income	217	640	135	49	875
Expenses:
Mortality and expense risk and
other charges	147	477	89	51	632
Total expenses	147	477	89	51	632
Net investment income (loss)	70	163	46	(2)	243
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	298	88	94	1,139
Capital gains distributions	60	9	105	125	1,927
Total realized gain (loss) on investments
and capital gains distributions	171	307	193	219	3,066
Net unrealized appreciation
(depreciation) of investments	(37)	322	(151)	(184)	(2,640)
Net increase (decrease) in net assets
resulting from operations	$ 204	$ 792	$ 88	$ 33	$ 669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	- Series 7	Series 8	Series 9	Series 10	Series 11
Net investment income (loss)
Income:
Dividends	$ 597	$ 427	$ 403	$ 323	$ 585
Total investment income	597	427	403	323	585
Expenses:
Mortality and expense risk and
other charges	422	337	271	261	320
Total expenses	422	337	271	261	320
Net investment income (loss)	175	90	132	62	265
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,019	1,327	927	776	513
Capital gains distributions	777	829	415	349	323
Total realized gain (loss) on investments
and capital gains distributions	1,796	2,156	1,342	1,125	836
Net unrealized appreciation
(depreciation) of investments	(1,475)	(1,767)	(903)	(768)	(946)
Net increase (decrease) in net assets
resulting from operations	$ 496	$ 479	$ 571	$ 419	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 591	$ 237	$ -	$ -	$ 31
Total investment income	591	237	-	-	31
Expenses:
Mortality and expense risk and
other charges	915	747	365	97	208
Total expenses	915	747	365	97	208
Net investment income (loss)	(324)	(510)	(365)	(97)	(177)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,089	408	173	1,213	950
Capital gains distributions	1,133	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,222	409	173	1,213	950
Net unrealized appreciation
(depreciation) of investments	(1,310)	1,284	547	183	1,889
Net increase (decrease) in net assets
resulting from operations	$ 588	$ 1,183	$ 355	$ 1,299	$ 2,662

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				ING VP
	ING VP Index	ING VP Index	ING VP Index	International	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Equity	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1,806	$ 125	$ 35	$ 660	$ 123
Total investment income	1,806	125	35	660	123
Expenses:
Mortality and expense risk and
other charges	1,776	134	67	195	778
Total expenses	1,776	134	67	195	778
Net investment income (loss)	30	(9)	(32)	465	(655)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,501	1,337	532	3,922	4,077
Capital gains distributions	-	1,206	782	1,701	10,027
Total realized gain (loss) on investments
and capital gains distributions	10,501	2,543	1,314	5,623	14,104
Net unrealized appreciation
(depreciation) of investments	(4,595)	(1,745)	(1,734)	(5,090)	(9,930)
Net increase (decrease) in net assets
resulting from operations	$ 5,936	$ 789	$ (452)	$ 998	$ 3,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I
Net investment income (loss)
Income:
Dividends	$ 177	$ 16	$ 9	$ 2,317	$ 125
Total investment income	177	16	9	2,317	125
Expenses:
Mortality and expense risk and
other charges	128	13	4	389	60
Total expenses	128	13	4	389	60
Net investment income (loss)	49	3	5	1,928	65
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	758	64	19	59	522
Capital gains distributions	-	-	27	-	1,172
Total realized gain (loss) on investments
and capital gains distributions	758	64	46	59	1,694
Net unrealized appreciation
(depreciation) of investments	(553)	(43)	(121)	(1,666)	(933)
Net increase (decrease) in net assets
resulting from operations	$ 254	$ 24	$ (70)	$ 321	$ 826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap		SmallCap	SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class I	Class S	- Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 68	$ -	$ -
Total investment income	-	-	68	-	-
Expenses:
Mortality and expense risk and
other charges	5	98	28	3	65
Total expenses	5	98	28	3	65
Net investment income (loss)	(5)	(98)	40	(3)	(65)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	784	558	32	594
Capital gains distributions	-	-	79	-	-
Total realized gain (loss) on investments
and capital gains distributions	35	784	637	32	594
Net unrealized appreciation
(depreciation) of investments	76	879	(1,045)	(10)	(101)
Net increase (decrease) in net assets
resulting from operations	$ 106	$ 1,565	$ (368)	$ 19	$ 428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

					Janus Aspen
					Series
	ING VP	ING VP	ING VP Money	ING VP	Balanced
	Balanced	Intermediate	Market	Natural	Portfolio -
	Portfolio -	Bond Portfolio	Portfolio -	Resources	Institutional
	Class I	- Class I	Class I	Trust	Shares
Net investment income (loss)
Income:
Dividends	$ 4,192	$ 3,908	$ 8,811	$ 9	$ 1
Total investment income	4,192	3,908	8,811	9	1
Expenses:
Mortality and expense risk and
other charges	1,873	1,300	2,723	2	-
Total expenses	1,873	1,300	2,723	2	-
Net investment income (loss)	2,319	2,608	6,088	7	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,731	(375)	2,744	(1,114)	-
Capital gains distributions	6,203	-	-	977	-
Total realized gain (loss) on investments
and capital gains distributions	11,934	(375)	2,744	(137)	-
Net unrealized appreciation
(depreciation) of investments	(7,477)	2,890	(779)	(174)	2
Net increase (decrease) in net assets
resulting from operations	$ 6,776	$ 5,123	$ 8,053	$ (304)	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Growth and
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ -
Total investment income	1	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	37
Total expenses	-	-	-	-	37
Net investment income (loss)	1	-	-	-	(37)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(2)	941
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2)	941
Net unrealized appreciation
(depreciation) of investments	-	1	1	(1)	(799)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ 1	$ (3)	$ 105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street	Oppenheimer
	Portfolio -	Global	Main Street	Small Cap	Mid Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA
Net investment income (loss)
Income:
Dividends	$ 19	$ 1	$ 4	$ 2	$ -
Total investment income	19	1	4	2	-
Expenses:
Mortality and expense risk and
other charges	43	1	5	6	1
Total expenses	43	1	5	6	1
Net investment income (loss)	(24)	-	(1)	(4)	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	132	-	8	4	2
Capital gains distributions	556	4	-	22	-
Total realized gain (loss) on investments	688	4	8	26	2
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(655)	-	4	(34)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 4	$ 11	$ (12)	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	PIMCO Real	Pioneer
	Return	Emerging	Pioneer Equity		Pioneer High
	Portfolio -	Markets VCT	Income VCT	Pioneer Fund	Yield VCT
	Administrative	Portfolio -	Portfolio -	VCT Portfolio -	Portfolio -
	Class	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 112	$ 2	$ 82	$ 1	$ 55
Total investment income	112	2	82	1	55
Expenses:
Mortality and expense risk and
other charges	19	9	37	1	11
Total expenses	19	9	37	1	11
Net investment income (loss)	93	(7)	45	-	44
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	75	561	12	17
Capital gains distributions	7	37	230	-	1
Total realized gain (loss) on investments
and capital gains distributions	(55)	112	791	12	18
Net unrealized appreciation
(depreciation) of investments	196	182	(699)	(11)	(22)
Net increase (decrease) in net assets
resulting from operations	$ 234	$ 287	$ 137	$ 1	$ 40

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2007
(Dollars in thousands)

	Pioneer Mid
	Cap Value	Wanger		Wanger U.S.
	VCT Portfolio -	International		Smaller
	Class I	Small Cap	Wanger Select	Companies
Net investment income (loss)
Income:
Dividends	$ 30	$ -	$ -	$ -
Total investment income	30	-	-	-
Expenses:
Mortality and expense risk and
other charges	19	4	33	5
Total expenses	19	4	33	5
Net investment income (loss)	11	(4)	(33)	(5)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(487)	(33)	418	41
Capital gains distributions	397	-	64	26
Total realized gain (loss) on investments
and capital gains distributions	(90)	(33)	482	67
Net unrealized appreciation
(depreciation) of investments	350	18	(159)	(31)
Net increase (decrease) in net assets
resulting from operations	$ 271	$ (19)	$ 290	$ 31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund
	Shares	Series I Shares	Portfolio	II
Net assets at January 1, 2006	$ 448	$ 893	$ 2,190	$ 28,971
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	19	47
Total realized gain (loss) on investments
and capital gains distributions	32	41	95	3,560
Net unrealized appreciation (depreciation) of investments	-	147	26	(109)
Net increase (decrease) in net assets from operations	26	185	140	3,498
Changes from principal transactions:
Total unit transactions	603	545	(229)	(7,686)
Increase (decrease) in assets derived from principal
transactions	603	545	(229)	(7,686)
Total increase (decrease)	629	730	(89)	(4,188)
Net assets at December 31, 2006	1,077	1,623	2,101	24,783
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	21	25
Total realized gain (loss) on investments
and capital gains distributions	73	83	248	2,447
Net unrealized appreciation (depreciation) of investments	58	29	(231)	(4,673)
Net increase (decrease) in net assets from operations	122	115	38	(2,201)
Changes from principal transactions:
Total unit transactions	(270)	(246)	(373)	(5,138)
Increase (decrease) in assets derived from principal
transactions	(270)	(246)	(373)	(5,138)
Total increase (decrease)	(148)	(131)	(335)	(7,339)
Net assets at December 31, 2007	$ 929	$ 1,492	$ 1,766	$ 17,444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Federated Fund
	Federated	Federated	for U.S.	Federated High
	Capital Income	Equity Income	Government	Income Bond
	Fund II	Fund II	Securities II	Fund II
Net assets at January 1, 2006	$ 3,367	$ 6,708	$ 4,124	$ 7,437
Increase (decrease) in net assets
Operations:
Net investment income (loss)	147	57	117	506
Total realized gain (loss) on investments
and capital gains distributions	(60)	(294)	(132)	66
Net unrealized appreciation (depreciation) of investments	318	1,444	67	23
Net increase (decrease) in net assets from operations	405	1,207	52	595
Changes from principal transactions:
Total unit transactions	(733)	(1,719)	(1,791)	(1,509)
Increase (decrease) in assets derived from principal
transactions	(733)	(1,719)	(1,791)	(1,509)
Total increase (decrease)	(328)	(512)	(1,739)	(914)
Net assets at December 31, 2006	3,039	6,196	2,385	6,523
Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	87	68	416
Total realized gain (loss) on investments
and capital gains distributions	9	253	(15)	118
Net unrealized appreciation (depreciation) of investments	(39)	(270)	48	(400)
Net increase (decrease) in net assets from operations	77	70	101	134
Changes from principal transactions:
Total unit transactions	(579)	(1,577)	(361)	(1,075)
Increase (decrease) in assets derived from principal
transactions	(579)	(1,577)	(361)	(1,075)
Total increase (decrease)	(502)	(1,507)	(260)	(941)
Net assets at December 31, 2007	$ 2,537	$ 4,689	$ 2,125	$ 5,582

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies Fund	Prime Money	Portfolio -
	Equity Fund II	II	Fund II	Initial Class
Net assets at January 1, 2006	$ 4,318	$ 8,518	$ 2,500	$ 191,800
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(105)	68	3,844
Total realized gain (loss) on investments
and capital gains distributions	(632)	(793)	-	27,899
Net unrealized appreciation (depreciation) of investments	1,325	1,366	-	133
Net increase (decrease) in net assets from operations	644	468	68	31,876
Changes from principal transactions:
Total unit transactions	(1,117)	(2,553)	(466)	(35,930)
Increase (decrease) in assets derived from principal
transactions	(1,117)	(2,553)	(466)	(35,930)
Total increase (decrease)	(473)	(2,085)	(398)	(4,054)
Net assets at December 31, 2006	3,845	6,433	2,102	187,746
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(92)	70	601
Total realized gain (loss) on investments
and capital gains distributions	178	32	-	25,838
Net unrealized appreciation (depreciation) of investments	169	1,067	-	(24,034)
Net increase (decrease) in net assets from operations	301	1,007	70	2,405
Changes from principal transactions:
Total unit transactions	(597)	(1,326)	(257)	(45,976)
Increase (decrease) in assets derived from principal
transactions	(597)	(1,326)	(257)	(45,976)
Total increase (decrease)	(296)	(319)	(187)	(43,571)
Net assets at December 31, 2007	$ 3,549	$ 6,114	$ 1,915	$ 144,175

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 90,041	$ 39,781	$ 15,059	$ 286,196
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(119)	32	120
Total realized gain (loss) on investments
and capital gains distributions	9,458	(990)	3,786	42,352
Net unrealized appreciation (depreciation) of investments	(5,400)	2,187	(1,661)	(15,437)
Net increase (decrease) in net assets from operations	3,946	1,078	2,157	27,035
Changes from principal transactions:
Total unit transactions	(79,773)	(40,636)	(8,693)	(45,788)
Increase (decrease) in assets derived from principal
transactions	(79,773)	(40,636)	(8,693)	(45,788)
Total increase (decrease)	(75,827)	(39,558)	(6,536)	(18,753)
Net assets at December 31, 2006	14,214	223	8,523	267,443
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	8	225	(900)
Total realized gain (loss) on investments
and capital gains distributions	625	2	1,493	86,953
Net unrealized appreciation (depreciation) of investments	2,724	(6)	(353)	(47,847)
Net increase (decrease) in net assets from operations	3,338	4	1,365	38,206
Changes from principal transactions:
Total unit transactions	(597)	(124)	288	(63,726)
Increase (decrease) in assets derived from principal
transactions	(597)	(124)	288	(63,726)
Total increase (decrease)	2,741	(120)	1,653	(25,520)
Net assets at December 31, 2007	$ 16,955	$ 103	$ 10,176	$ 241,923

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	- Class 2	- Class 2
Net assets at January 1, 2006	$ 56,445	$ 1,759	$ 4,461	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	244	47	(12)	(12)
Total realized gain (loss) on investments
and capital gains distributions	2,160	(1)	371	7
Net unrealized appreciation (depreciation) of investments	4,344	(5)	342	267
Net increase (decrease) in net assets from operations	6,748	41	701	262
Changes from principal transactions:
Total unit transactions	(13,550)	(590)	(193)	3,492
Increase (decrease) in assets derived from principal
transactions	(13,550)	(590)	(193)	3,492
Total increase (decrease)	(6,802)	(549)	508	3,754
Net assets at December 31, 2006	49,643	1,210	4,969	3,754
Increase (decrease) in net assets
Operations:
Net investment income (loss)	995	34	(12)	19
Total realized gain (loss) on investments
and capital gains distributions	2,817	(2)	658	283
Net unrealized appreciation (depreciation) of investments	(1,805)	-	(770)	(267)
Net increase (decrease) in net assets from operations	2,007	32	(124)	35
Changes from principal transactions:
Total unit transactions	(10,262)	(163)	(582)	(3,789)
Increase (decrease) in assets derived from principal
transactions	(10,262)	(163)	(582)	(3,789)
Total increase (decrease)	(8,255)	(131)	(706)	(3,754)
Net assets at December 31, 2007	$ 41,388	$ 1,079	$ 4,263	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T
Net assets at January 1, 2006	$ 31,948	$ 25,579	$ 31,376	$ 24,062
Increase (decrease) in net assets
Operations:
Net investment income (loss)	584	348	304	227
Total realized gain (loss) on investments
and capital gains distributions	131	635	390	441
Net unrealized appreciation (depreciation) of investments	228	68	638	285
Net increase (decrease) in net assets from operations	943	1,051	1,332	953
Changes from principal transactions:
Total unit transactions	(7,149)	(4,829)	(8,321)	(4,281)
Increase (decrease) in assets derived from principal
transactions	(7,149)	(4,829)	(8,321)	(4,281)
Total increase (decrease)	(6,206)	(3,778)	(6,989)	(3,328)
Net assets at December 31, 2006	25,742	21,801	24,387	20,734
Increase (decrease) in net assets
Operations:
Net investment income (loss)	998	690	661	532
Total realized gain (loss) on investments
and capital gains distributions	(446)	442	721	(3)
Net unrealized appreciation (depreciation) of investments	(587)	(477)	(808)	(240)
Net increase (decrease) in net assets from operations	(35)	655	574	289
Changes from principal transactions:
Total unit transactions	(25,707)	(22,456)	(24,961)	(21,023)
Increase (decrease) in assets derived from principal
transactions	(25,707)	(22,456)	(24,961)	(21,023)
Total increase (decrease)	(25,742)	(21,801)	(24,387)	(20,734)
Net assets at December 31, 2007	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING
			AllianceBernstein
			Mid Cap Growth	ING American
	ING GET Fund	ING GET Fund	Portfolio - Service	Funds Growth
	- Series U	- Series V	Class	Portfolio
Net assets at January 1, 2006	$ 23,508	$ 44,051	$ 201	$ 20,435
Increase (decrease) in net assets
Operations:
Net investment income (loss)	130	118	(6)	(297)
Total realized gain (loss) on investments
and capital gains distributions	213	(200)	(56)	592
Net unrealized appreciation (depreciation) of investments	713	799	(52)	1,963
Net increase (decrease) in net assets from operations	1,056	717	(114)	2,258
Changes from principal transactions:
Total unit transactions	(4,927)	(14,052)	490	9,276
Increase (decrease) in assets derived from principal
transactions	(4,927)	(14,052)	490	9,276
Total increase (decrease)	(3,871)	(13,335)	376	11,534
Net assets at December 31, 2006	19,637	30,716	577	31,969
Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	81	(2)	(320)
Total realized gain (loss) on investments
and capital gains distributions	377	119	(41)	3,198
Net unrealized appreciation (depreciation) of investments	(67)	611	55	170
Net increase (decrease) in net assets from operations	379	811	12	3,048
Changes from principal transactions:
Total unit transactions	(3,043)	(5,796)	(406)	(6,922)
Increase (decrease) in assets derived from principal
transactions	(3,043)	(5,796)	(406)	(6,922)
Total increase (decrease)	(2,664)	(4,985)	(394)	(3,874)
Net assets at December 31, 2007	$ 16,973	$ 25,731	$ 183	$ 28,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock
	ING American	ING American	Growth	Large Cap
	Funds Growth-	Funds	Portfolio -	Growth
	Income	International	Institutional	Portfolio -
	Portfolio	Portfolio	Class	Service Class
Net assets at January 1, 2006	$ 22,150	$ 27,749	$ -	$ 1,700
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	(152)	-	(22)
Total realized gain (loss) on investments
and capital gains distributions	456	3,294	-	153
Net unrealized appreciation (depreciation) of investments	3,042	1,369	-	(45)
Net increase (decrease) in net assets from operations	3,350	4,511	-	86
Changes from principal transactions:
Total unit transactions	5,244	(1,282)	-	(160)
Increase (decrease) in assets derived from principal
transactions	5,244	(1,282)	-	(160)
Total increase (decrease)	8,594	3,229	-	(74)
Net assets at December 31, 2006	30,744	30,978	-	1,626
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(93)	(127)	(405)	(7)
Total realized gain (loss) on investments
and capital gains distributions	2,572	4,997	12	199
Net unrealized appreciation (depreciation) of investments	(1,549)	(105)	(735)	(65)
Net increase (decrease) in net assets from operations	930	4,765	(1,128)	127
Changes from principal transactions:
Total unit transactions	(7,123)	(6,290)	44,795	(1,753)
Increase (decrease) in assets derived from principal
transactions	(7,123)	(6,290)	44,795	(1,753)
Total increase (decrease)	(6,193)	(1,525)	43,667	(1,626)
Net assets at December 31, 2007	$ 24,551	$ 29,453	$ 43,667	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING Evergreen	ING FMRSM
	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2006	$ 505	$ 17,454	$ -	$ 356
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(211)	(261)	(13)
Total realized gain (loss) on investments
and capital gains distributions	16	179	2,204	162
Net unrealized appreciation (depreciation) of investments	35	664	(2,483)	(124)
Net increase (decrease) in net assets from operations	47	632	(540)	25
Changes from principal transactions:
Total unit transactions	10	(3,687)	29,483	1,263
Increase (decrease) in assets derived from principal
transactions	10	(3,687)	29,483	1,263
Total increase (decrease)	57	(3,055)	28,943	1,288
Net assets at December 31, 2006	562	14,399	28,943	1,644
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(135)	(305)	(10)
Total realized gain (loss) on investments
and capital gains distributions	69	829	(17)	(29)
Net unrealized appreciation (depreciation) of investments	(21)	701	3,921	202
Net increase (decrease) in net assets from operations	42	1,395	3,599	163
Changes from principal transactions:
Total unit transactions	(48)	(3,881)	(3,799)	(551)
Increase (decrease) in assets derived from principal
transactions	(48)	(3,881)	(3,799)	(551)
Total increase (decrease)	(6)	(2,486)	(200)	(388)
Net assets at December 31, 2007	$ 556	$ 11,913	$ 28,743	$ 1,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Franklin
	Portfolio -	Growth	Income	Mutual Shares
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ 25,074	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(819)	(1)	(20)	-
Total realized gain (loss) on investments
and capital gains distributions	(138)	(1)	22	-
Net unrealized appreciation (depreciation) of investments	(91)	5	225	-
Net increase (decrease) in net assets from operations	(1,048)	3	227	-
Changes from principal transactions:
Total unit transactions	54,190	106	4,089	-
Increase (decrease) in assets derived from principal
transactions	54,190	106	4,089	-
Total increase (decrease)	53,142	109	4,316	-
Net assets at December 31, 2006	78,216	109	4,316	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(765)	(2)	(20)	(22)
Total realized gain (loss) on investments
and capital gains distributions	976	4	186	(20)
Net unrealized appreciation (depreciation) of investments	1,707	(7)	(173)	69
Net increase (decrease) in net assets from operations	1,918	(5)	(7)	27
Changes from principal transactions:
Total unit transactions	(19,845)	70	2,639	3,627
Increase (decrease) in assets derived from principal
transactions	(19,845)	70	2,639	3,627
Total increase (decrease)	(17,927)	65	2,632	3,654
Net assets at December 31, 2007	$ 60,289	$ 174	$ 6,948	$ 3,654

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING JPMorgan
			Emerging	ING JPMorgan
	ING Global	ING Global	Markets Equity	Emerging
	Real Estate	Resources	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 1,210	$ 2,620
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(6)	(21)	(15)
Total realized gain (loss) on investments
and capital gains distributions	33	(13)	126	470
Net unrealized appreciation (depreciation) of investments	209	79	722	830
Net increase (decrease) in net assets from operations	270	60	827	1,285
Changes from principal transactions:
Total unit transactions	1,747	1,550	2,450	2,420
Increase (decrease) in assets derived from principal
transactions	1,747	1,550	2,450	2,420
Total increase (decrease)	2,017	1,610	3,277	3,705
Net assets at December 31, 2006	2,017	1,610	4,487	6,325
Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(91)	(16)	11
Total realized gain (loss) on investments
and capital gains distributions	158	1,479	1,416	962
Net unrealized appreciation (depreciation) of investments	(593)	1,202	741	1,571
Net increase (decrease) in net assets from operations	(391)	2,590	2,141	2,544
Changes from principal transactions:
Total unit transactions	767	6,902	3,262	1,443
Increase (decrease) in assets derived from principal
transactions	767	6,902	3,262	1,443
Total increase (decrease)	376	9,492	5,403	3,987
Net assets at December 31, 2007	$ 2,393	$ 11,102	$ 9,890	$ 10,312

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Equity	Small Cap Core	Opportunities	Value
	Portfolio -	Equity	Portfolio -	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ 9,171	$ 16	$ 45,057	$ 3,197
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	(3)	(223)	(34)
Total realized gain (loss) on investments
and capital gains distributions	484	26	1,536	98
Net unrealized appreciation (depreciation) of investments	706	5	5,950	487
Net increase (decrease) in net assets from operations	1,092	28	7,263	551
Changes from principal transactions:
Total unit transactions	(3,362)	314	(11,007)	(205)
Increase (decrease) in assets derived from principal
transactions	(3,362)	314	(11,007)	(205)
Total increase (decrease)	(2,270)	342	(3,744)	346
Net assets at December 31, 2006	6,901	358	41,313	3,543
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(2)	74	(7)
Total realized gain (loss) on investments
and capital gains distributions	788	15	4,592	361
Net unrealized appreciation (depreciation) of investments	(766)	(19)	(4,873)	(404)
Net increase (decrease) in net assets from operations	(32)	(6)	(207)	(50)
Changes from principal transactions:
Total unit transactions	(2,682)	(207)	(13,412)	(596)
Increase (decrease) in assets derived from principal
transactions	(2,682)	(207)	(13,412)	(596)
Total increase (decrease)	(2,714)	(213)	(13,619)	(646)
Net assets at December 31, 2007	$ 4,187	$ 145	$ 27,694	$ 2,897

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING Legg		ING LifeStyle
	ING Julius	Mason Value	ING Legg	Aggressive
	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2006	$ 2,191	$ 37,805	$ 731	$ 532
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(430)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	363	649	28	47
Net unrealized appreciation (depreciation) of investments	1,725	1,214	12	107
Net increase (decrease) in net assets from operations	2,013	1,433	35	143
Changes from principal transactions:
Total unit transactions	9,677	(7,242)	(195)	564
Increase (decrease) in assets derived from principal
transactions	9,677	(7,242)	(195)	564
Total increase (decrease)	11,690	(5,809)	(160)	707
Net assets at December 31, 2006	13,881	31,996	571	1,239
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	(350)	(5)	(13)
Total realized gain (loss) on investments
and capital gains distributions	2,106	1,703	24	215
Net unrealized appreciation (depreciation) of investments	185	(2,837)	(55)	(151)
Net increase (decrease) in net assets from operations	2,148	(1,484)	(36)	51
Changes from principal transactions:
Total unit transactions	(285)	(9,198)	(101)	911
Increase (decrease) in assets derived from principal
transactions	(285)	(9,198)	(101)	911
Total increase (decrease)	1,863	(10,682)	(137)	962
Net assets at December 31, 2007	$ 15,744	$ 21,314	$ 434	$ 2,201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING Lord
		ING LifeStyle		Abbett
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2006	$ 2,302	$ 3,437	$ 3,932	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(38)	(23)	-
Total realized gain (loss) on investments
and capital gains distributions	197	263	222	(6)
Net unrealized appreciation (depreciation) of investments	610	862	579	1
Net increase (decrease) in net assets from operations	757	1,087	778	(5)
Changes from principal transactions:
Total unit transactions	5,726	9,291	5,707	50
Increase (decrease) in assets derived from principal
transactions	5,726	9,291	5,707	50
Total increase (decrease)	6,483	10,378	6,485	45
Net assets at December 31, 2006	8,785	13,815	10,417	45
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(15)	24	(25)
Total realized gain (loss) on investments
and capital gains distributions	610	794	593	25
Net unrealized appreciation (depreciation) of investments	(361)	(340)	(217)	129
Net increase (decrease) in net assets from operations	211	439	400	129
Changes from principal transactions:
Total unit transactions	(803)	519	1,459	6,856
Increase (decrease) in assets derived from principal
transactions	(803)	519	1,459	6,856
Total increase (decrease)	(592)	958	1,859	6,985
Net assets at December 31, 2007	$ 8,193	$ 14,773	$ 12,276	$ 7,030

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Lord			ING Marsico
	Abbett	ING	ING Marsico	International
	Affiliated	MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 210	$ 8,410
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(5)	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	-	3	766
Net unrealized appreciation (depreciation) of investments	46	1	45	1,505
Net increase (decrease) in net assets from operations	56	1	43	2,129
Changes from principal transactions:
Total unit transactions	1,015	19	665	3,079
Increase (decrease) in assets derived from principal
transactions	1,015	19	665	3,079
Total increase (decrease)	1,071	20	708	5,208
Net assets at December 31, 2006	1,071	20	918	13,618
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(14)	(24)
Total realized gain (loss) on investments
and capital gains distributions	39	3	68	2,516
Net unrealized appreciation (depreciation) of investments	(15)	(1)	74	(236)
Net increase (decrease) in net assets from operations	26	2	128	2,256
Changes from principal transactions:
Total unit transactions	(142)	(22)	1,096	(2,141)
Increase (decrease) in assets derived from principal
transactions	(142)	(22)	1,096	(2,141)
Total increase (decrease)	(116)	(20)	1,224	115
Net assets at December 31, 2007	$ 955	$ -	$ 2,142	$ 13,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer
	Return	ING MFS Total	ING MFS	Main Street
	Portfolio -	Return	Utilities	Portfolio® -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2006	$ 145,082	$ 2,374	$ 469	$ 1,589
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,780	30	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	6,590	93	36	81
Net unrealized appreciation (depreciation) of investments	4,996	63	170	236
Net increase (decrease) in net assets from operations	13,366	186	201	318
Changes from principal transactions:
Total unit transactions	(34,843)	(902)	531	1,185
Increase (decrease) in assets derived from principal
transactions	(34,843)	(902)	531	1,185
Total increase (decrease)	(21,477)	(716)	732	1,503
Net assets at December 31, 2006	123,605	1,658	1,201	3,092
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,883	34	(3)	(7)
Total realized gain (loss) on investments
and capital gains distributions	7,483	107	613	250
Net unrealized appreciation (depreciation) of investments	(5,657)	(86)	28	(135)
Net increase (decrease) in net assets from operations	3,709	55	638	108
Changes from principal transactions:
Total unit transactions	(34,415)	(90)	2,257	(198)
Increase (decrease) in assets derived from principal
transactions	(34,415)	(90)	2,257	(198)
Total increase (decrease)	(30,706)	(35)	2,895	(90)
Net assets at December 31, 2007	$ 92,899	$ 1,623	$ 4,096	$ 3,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING		ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	ING Pioneer
	Main Street	High Yield	Portfolio -	Fund Portfolio
	Portfolio® -	Portfolio -	Institutional	- Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2006	$ 27	$ 2,987	$ -	$ 27,255
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	182	-	(348)
Total realized gain (loss) on investments
and capital gains distributions	1	13	-	641
Net unrealized appreciation (depreciation) of investments	6	59	-	3,545
Net increase (decrease) in net assets from operations	7	254	-	3,838
Changes from principal transactions:
Total unit transactions	134	677	-	(4,777)
Increase (decrease) in assets derived from principal
transactions	134	677	-	(4,777)
Total increase (decrease)	141	931	-	(939)
Net assets at December 31, 2006	168	3,918	-	26,316
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	180	59	(32)
Total realized gain (loss) on investments
and capital gains distributions	16	9	10	2,165
Net unrealized appreciation (depreciation) of investments	(6)	(126)	(218)	(945)
Net increase (decrease) in net assets from operations	11	63	(149)	1,188
Changes from principal transactions:
Total unit transactions	(102)	(1,131)	6,439	(5,692)
Increase (decrease) in assets derived from principal
transactions	(102)	(1,131)	6,439	(5,692)
Total increase (decrease)	(91)	(1,068)	6,290	(4,504)
Net assets at December 31, 2007	$ 77	$ 2,850	$ 6,290	$ 21,812

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Pioneer		ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Price Equity
	Portfolio -	Mid Cap Value	Appreciation	Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 878	$ 4,775
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	13	22
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	238	340
Net unrealized appreciation (depreciation) of investments	-	17	214	530
Net increase (decrease) in net assets from operations	-	15	465	892
Changes from principal transactions:
Total unit transactions	36	329	4,461	683
Increase (decrease) in assets derived from principal
transactions	36	329	4,461	683
Total increase (decrease)	36	344	4,926	1,575
Net assets at December 31, 2006	36	344	5,804	6,350
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(7)	66	24
Total realized gain (loss) on investments
and capital gains distributions	2	104	768	489
Net unrealized appreciation (depreciation) of investments	(85)	(122)	(661)	(374)
Net increase (decrease) in net assets from operations	(97)	(25)	173	139
Changes from principal transactions:
Total unit transactions	3,819	928	3,033	873
Increase (decrease) in assets derived from principal
transactions	3,819	928	3,033	873
Total increase (decrease)	3,722	903	3,206	1,012
Net assets at December 31, 2007	$ 3,758	$ 1,247	$ 9,010	$ 7,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING Van
			Kampen
	ING Templeton	ING UBS U.S.	Growth and	ING Van
	Global Growth	Allocation	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service Class	Service Class	Service Class	- Service Class
Net assets at January 1, 2006	$ -	$ 7,663	$ 1,341	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	6	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	2	160	157	13
Net unrealized appreciation (depreciation) of investments	40	518	33	56
Net increase (decrease) in net assets from operations	41	684	196	68
Changes from principal transactions:
Total unit transactions	651	(1,188)	(61)	1,011
Increase (decrease) in assets derived from principal
transactions	651	(1,188)	(61)	1,011
Total increase (decrease)	692	(504)	135	1,079
Net assets at December 31, 2006	692	7,159	1,476	1,079
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	45	7	10
Total realized gain (loss) on investments
and capital gains distributions	78	671	105	(87)
Net unrealized appreciation (depreciation) of investments	(75)	(648)	(83)	(586)
Net increase (decrease) in net assets from operations	(1)	68	29	(663)
Changes from principal transactions:
Total unit transactions	577	(1,235)	(310)	1,088
Increase (decrease) in assets derived from principal
transactions	577	(1,235)	(310)	1,088
Total increase (decrease)	576	(1,167)	(281)	425
Net assets at December 31, 2007	$ 1,268	$ 5,992	$ 1,195	$ 1,504

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP Index
	Plus	ING VP Index
	International	Plus	ING Wells	ING Wells
	Equity	International	Fargo	Fargo Small
	Portfolio -	Equity	Disciplined	Cap Disciplined
	Institutional	Portfolio -	Value Portfolio	Portfolio -
	Class	Service Class	- Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	9	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	-	131	-	13
Net unrealized appreciation (depreciation) of investments	-	609	12	8
Net increase (decrease) in net assets from operations	-	749	11	21
Changes from principal transactions:
Total unit transactions	-	8,927	214	353
Increase (decrease) in assets derived from principal
transactions	-	8,927	214	353
Total increase (decrease)	-	9,676	225	374
Net assets at December 31, 2006	-	9,676	225	374
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(129)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(14)	1,601	17	16
Net unrealized appreciation (depreciation) of investments	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets from operations	(417)	838	(26)	(18)
Changes from principal transactions:
Total unit transactions	25,259	(9,169)	176	(38)
Increase (decrease) in assets derived from principal
transactions	25,259	(9,169)	176	(38)
Total increase (decrease)	24,842	(8,331)	150	(56)
Net assets at December 31, 2007	$ 24,842	$ 1,345	$ 375	$ 318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING American		ING American
	Century Large	ING American	Century Small-
	Company	Century Select	Mid Cap Value	ING Baron
	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio
	- Service Class	Initial Class	Service Class	- Service Class
Net assets at January 1, 2006	$ 130	$ 69,123	$ 1,511	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	9	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	19	571	35	-
Net unrealized appreciation (depreciation) of investments	10	(2,957)	187	-
Net increase (decrease) in net assets from operations	27	(2,377)	209	-
Changes from principal transactions:
Total unit transactions	30	(16,180)	(70)	7
Increase (decrease) in assets derived from principal
transactions	30	(16,180)	(70)	7
Total increase (decrease)	57	(18,557)	139	7
Net assets at December 31, 2006	187	50,566	1,650	7
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	(7)	(3)
Total realized gain (loss) on investments
and capital gains distributions	34	6,537	242	6
Net unrealized appreciation (depreciation) of investments	(41)	(2,805)	(278)	-
Net increase (decrease) in net assets from operations	(6)	3,871	(43)	3
Changes from principal transactions:
Total unit transactions	87	(54,437)	(208)	678
Increase (decrease) in assets derived from principal
transactions	87	(54,437)	(208)	678
Total increase (decrease)	81	(50,566)	(251)	681
Net assets at December 31, 2007	$ 268	$ -	$ 1,399	$ 688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Baron	ING Columbia		ING
	Small Cap	Small Cap	ING Davis New	Fundamental
	Growth	Value II	York Venture	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ 3,883	$ -	$ 982	$ 19
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(20)	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	309	45	141	-
Net unrealized appreciation (depreciation) of investments	492	257	67	2
Net increase (decrease) in net assets from operations	752	282	195	2
Changes from principal transactions:
Total unit transactions	2,426	3,012	906	3
Increase (decrease) in assets derived from principal
transactions	2,426	3,012	906	3
Total increase (decrease)	3,178	3,294	1,101	5
Net assets at December 31, 2006	7,061	3,294	2,083	24
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	(26)	(25)	-
Total realized gain (loss) on investments
and capital gains distributions	591	235	107	3
Net unrealized appreciation (depreciation) of investments	(197)	(126)	(20)	(3)
Net increase (decrease) in net assets from operations	332	83	62	-
Changes from principal transactions:
Total unit transactions	(2,160)	(1,701)	1,241	(24)
Increase (decrease) in assets derived from principal
transactions	(2,160)	(1,701)	1,241	(24)
Total increase (decrease)	(1,828)	(1,618)	1,303	(24)
Net assets at December 31, 2007	$ 5,233	$ 1,676	$ 3,386	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING Legg
	ING Goldman			Mason Partners
	Sachs® Capital	ING JPMorgan	ING JPMorgan	Aggressive
	Growth	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2006	$ 379	$ 43,806	$ 2,101	$ 48,357
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(131)	(22)	(586)
Total realized gain (loss) on investments
and capital gains distributions	43	4,989	95	2,183
Net unrealized appreciation (depreciation) of investments	(16)	3,422	288	2,274
Net increase (decrease) in net assets from operations	25	8,280	361	3,871
Changes from principal transactions:
Total unit transactions	(122)	(6,725)	304	(9,719)
Increase (decrease) in assets derived from principal
transactions	(122)	(6,725)	304	(9,719)
Total increase (decrease)	(97)	1,555	665	(5,848)
Net assets at December 31, 2006	282	45,361	2,766	42,509
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	364	(12)	(487)
Total realized gain (loss) on investments
and capital gains distributions	23	6,935	242	3,242
Net unrealized appreciation (depreciation) of investments	(21)	(3,596)	(198)	(3,600)
Net increase (decrease) in net assets from operations	5	3,703	32	(845)
Changes from principal transactions:
Total unit transactions	(287)	(11,159)	184	(9,332)
Increase (decrease) in assets derived from principal
transactions	(287)	(11,159)	184	(9,332)
Total increase (decrease)	(282)	(7,456)	216	(10,177)
Net assets at December 31, 2007	$ -	$ 37,905	$ 2,982	$ 32,332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger	ING Neuberger
	Government	Berman	Berman	Berman
	Securities	Partners	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	408	(454)	-	-
Total realized gain (loss) on investments
and capital gains distributions	81	(392)	2	5
Net unrealized appreciation (depreciation) of investments	(8)	2,399	-	29
Net increase (decrease) in net assets from operations	481	1,553	2	34
Changes from principal transactions:
Total unit transactions	11,068	47,700	(2)	336
Increase (decrease) in assets derived from principal
transactions	11,068	47,700	(2)	336
Total increase (decrease)	11,549	49,253	-	370
Net assets at December 31, 2006	11,549	49,253	-	370
Increase (decrease) in net assets
Operations:
Net investment income (loss)	402	(481)	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	106	3,194	(18)	43
Net unrealized appreciation (depreciation) of investments	134	710	1	(40)
Net increase (decrease) in net assets from operations	642	3,423	(17)	-
Changes from principal transactions:
Total unit transactions	(1,027)	(12,643)	64	(236)
Increase (decrease) in assets derived from principal
transactions	(1,027)	(12,643)	64	(236)
Total increase (decrease)	(385)	(9,220)	47	(236)
Net assets at December 31, 2007	$ 11,164	$ 40,033	$ 47	$ 134

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING	ING
		ING	Oppenheimer	Oppenheimer
	ING OpCap	Oppenheimer	Strategic	Strategic
	Balanced Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2006	$ 1,444	$ 193,562	$ 75,516	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2,210)	(648)	-
Total realized gain (loss) on investments
and capital gains distributions	42	8,172	498	-
Net unrealized appreciation (depreciation) of investments	70	22,931	5,038	-
Net increase (decrease) in net assets from operations	111	28,893	4,888	-
Changes from principal transactions:
Total unit transactions	(369)	(32,175)	(10,118)	1
Increase (decrease) in assets derived from principal
transactions	(369)	(32,175)	(10,118)	1
Total increase (decrease)	(258)	(3,282)	(5,230)	1
Net assets at December 31, 2006	1,186	190,280	70,286	1
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(297)	2,249	1
Total realized gain (loss) on investments
and capital gains distributions	159	20,900	1,564	-
Net unrealized appreciation (depreciation) of investments	(197)	(10,554)	1,033	-
Net increase (decrease) in net assets from operations	(35)	10,049	4,846	1
Changes from principal transactions:
Total unit transactions	(346)	(40,882)	(8,494)	18
Increase (decrease) in assets derived from principal
transactions	(346)	(40,882)	(8,494)	18
Total increase (decrease)	(381)	(30,833)	(3,648)	19
Net assets at December 31, 2007	$ 805	$ 159,447	$ 66,638	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2006	$ 5,693	$ -	$ 68	$ 125
Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	-	(6)	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	-	3	4
Net unrealized appreciation (depreciation) of investments	133	-	73	61
Net increase (decrease) in net assets from operations	184	-	70	62
Changes from principal transactions:
Total unit transactions	844	21	821	666
Increase (decrease) in assets derived from principal
transactions	844	21	821	666
Total increase (decrease)	1,028	21	891	728
Net assets at December 31, 2006	6,721	21	959	853
Increase (decrease) in net assets
Operations:
Net investment income (loss)	182	38	(5)	(9)
Total realized gain (loss) on investments
and capital gains distributions	48	(36)	5	23
Net unrealized appreciation (depreciation) of investments	370	(8)	39	7
Net increase (decrease) in net assets from operations	600	(6)	39	21
Changes from principal transactions:
Total unit transactions	706	340	454	1,543
Increase (decrease) in assets derived from principal
transactions	706	340	454	1,543
Total increase (decrease)	1,306	334	493	1,564
Net assets at December 31, 2007	$ 8,027	$ 355	$ 1,452	$ 2,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2006	$ 3	$ 3	$ 138	$ 90,830
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(2)	(1,033)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5,012
Net unrealized appreciation (depreciation) of investments	38	21	23	1,987
Net increase (decrease) in net assets from operations	35	20	21	5,966
Changes from principal transactions:
Total unit transactions	415	249	249	(18,504)
Increase (decrease) in assets derived from principal
transactions	415	249	249	(18,504)
Total increase (decrease)	450	269	270	(12,538)
Net assets at December 31, 2006	453	272	408	78,292
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6)	(1)	(769)
Total realized gain (loss) on investments
and capital gains distributions	6	39	45	10,993
Net unrealized appreciation (depreciation) of investments	17	(24)	2	(1,426)
Net increase (decrease) in net assets from operations	17	9	46	8,798
Changes from principal transactions:
Total unit transactions	1,160	1,100	810	(18,383)
Increase (decrease) in assets derived from principal
transactions	1,160	1,100	810	(18,383)
Total increase (decrease)	1,177	1,109	856	(9,585)
Net assets at December 31, 2007	$ 1,630	$ 1,381	$ 1,264	$ 68,707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING T. Rowe			ING UBS U.S.
	Price Growth	ING Templeton	ING	Large Cap
	Equity	Foreign Equity	Thornburg	Equity
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Initial Class	Service Class	- Initial Class	Initial Class
Net assets at January 1, 2006	$ 64,310	$ -	$ 30,602	$ 40,268
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(630)	4	(215)	(178)
Total realized gain (loss) on investments
and capital gains distributions	2,712	(3)	2,427	1,632
Net unrealized appreciation (depreciation) of investments	4,582	35	1,876	3,113
Net increase (decrease) in net assets from operations	6,664	36	4,088	4,567
Changes from principal transactions:
Total unit transactions	(10,734)	679	(5,771)	(7,853)
Increase (decrease) in assets derived from principal
transactions	(10,734)	679	(5,771)	(7,853)
Total increase (decrease)	(4,070)	715	(1,683)	(3,286)
Net assets at December 31, 2006	60,240	715	28,919	36,982
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(467)	(3)	(230)	(203)
Total realized gain (loss) on investments
and capital gains distributions	6,819	112	3,052	2,433
Net unrealized appreciation (depreciation) of investments	(1,419)	10	(1,017)	(2,008)
Net increase (decrease) in net assets from operations	4,933	119	1,805	222
Changes from principal transactions:
Total unit transactions	(11,350)	704	(3,290)	(6,278)
Increase (decrease) in assets derived from principal
transactions	(11,350)	704	(3,290)	(6,278)
Total increase (decrease)	(6,417)	823	(1,485)	(6,056)
Net assets at December 31, 2007	$ 53,823	$ 1,538	$ 27,434	$ 30,926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING VP
	ING UBS U.S.	ING Van	ING Van	Strategic
	Small Cap	Kampen	Kampen Equity	Allocation
	Growth	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Class I
Net assets at January 1, 2006	$ -	$ 3,224	$ 146,295	$ 16,483
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	980	212
Total realized gain (loss) on investments
and capital gains distributions	-	188	7,808	825
Net unrealized appreciation (depreciation) of investments	1	251	6,558	(41)
Net increase (decrease) in net assets from operations	1	433	15,346	996
Changes from principal transactions:
Total unit transactions	28	(409)	(19,266)	(3,364)
Increase (decrease) in assets derived from principal
transactions	28	(409)	(19,266)	(3,364)
Total increase (decrease)	29	24	(3,920)	(2,368)
Net assets at December 31, 2006	29	3,248	142,375	14,115
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	1,506	283
Total realized gain (loss) on investments
and capital gains distributions	8	181	8,978	871
Net unrealized appreciation (depreciation) of investments	(4)	(249)	(6,939)	(548)
Net increase (decrease) in net assets from operations	3	(58)	3,545	606
Changes from principal transactions:
Total unit transactions	4	(622)	(32,966)	(1,609)
Increase (decrease) in assets derived from principal
transactions	4	(622)	(32,966)	(1,609)
Total increase (decrease)	7	(680)	(29,421)	(1,003)
Net assets at December 31, 2007	$ 36	$ 2,568	$ 112,954	$ 13,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and
	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 1
Net assets at January 1, 2006	$ 14,815	$ 21,319	$ 383,782	$ 19,331
Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	125	214	89
Total realized gain (loss) on investments
and capital gains distributions	743	1,174	(4,005)	398
Net unrealized appreciation (depreciation) of investments	870	615	49,182	489
Net increase (decrease) in net assets from operations	1,632	1,914	45,391	976
Changes from principal transactions:
Total unit transactions	(1,328)	(2,975)	(56,582)	(3,729)
Increase (decrease) in assets derived from principal
transactions	(1,328)	(2,975)	(56,582)	(3,729)
Total increase (decrease)	304	(1,061)	(11,191)	(2,753)
Net assets at December 31, 2006	15,119	20,258	372,591	16,578
Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	183	811	94
Total realized gain (loss) on investments
and capital gains distributions	1,685	2,044	7,654	427
Net unrealized appreciation (depreciation) of investments	(1,198)	(1,494)	13,733	(178)
Net increase (decrease) in net assets from operations	563	733	22,198	343
Changes from principal transactions:
Total unit transactions	(1,578)	(4,691)	(55,600)	(2,880)
Increase (decrease) in assets derived from principal
transactions	(1,578)	(4,691)	(55,600)	(2,880)
Total increase (decrease)	(1,015)	(3,958)	(33,402)	(2,537)
Net assets at December 31, 2007	$ 14,104	$ 16,300	$ 339,189	$ 14,041

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5
Net assets at January 1, 2006	$ 14,471	$ 41,138	$ 5,868	$ 3,957
Increase (decrease) in net assets
Operations:
Net investment income (loss)	114	240	44	8
Total realized gain (loss) on investments
and capital gains distributions	118	144	141	205
Net unrealized appreciation (depreciation) of investments	241	1,009	113	93
Net increase (decrease) in net assets from operations	473	1,393	298	306
Changes from principal transactions:
Total unit transactions	(5,925)	(14,289)	(1,051)	(981)
Increase (decrease) in assets derived from principal
transactions	(5,925)	(14,289)	(1,051)	(981)
Total increase (decrease)	(5,452)	(12,896)	(753)	(675)
Net assets at December 31, 2006	9,019	28,242	5,115	3,282
Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	163	46	(2)
Total realized gain (loss) on investments
and capital gains distributions	171	307	193	219
Net unrealized appreciation (depreciation) of investments	(37)	322	(151)	(184)
Net increase (decrease) in net assets from operations	204	792	88	33
Changes from principal transactions:
Total unit transactions	(3,095)	(5,720)	(1,170)	(922)
Increase (decrease) in assets derived from principal
transactions	(3,095)	(5,720)	(1,170)	(922)
Total increase (decrease)	(2,891)	(4,928)	(1,082)	(889)
Net assets at December 31, 2007	$ 6,128	$ 23,314	$ 4,033	$ 2,393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2006	$ 68,984	$ 43,222	$ 32,287	$ 23,302
Increase (decrease) in net assets
Operations:
Net investment income (loss)	468	238	46	(85)
Total realized gain (loss) on investments
and capital gains distributions	1,783	976	405	164
Net unrealized appreciation (depreciation) of investments	1,791	1,691	1,957	1,570
Net increase (decrease) in net assets from operations	4,042	2,905	2,408	1,649
Changes from principal transactions:
Total unit transactions	(30,503)	(17,109)	(6,639)	(4,916)
Increase (decrease) in assets derived from principal
transactions	(30,503)	(17,109)	(6,639)	(4,916)
Total increase (decrease)	(26,461)	(14,204)	(4,231)	(3,267)
Net assets at December 31, 2006	42,523	29,018	28,056	20,035
Increase (decrease) in net assets
Operations:
Net investment income (loss)	243	175	90	132
Total realized gain (loss) on investments
and capital gains distributions	3,066	1,796	2,156	1,342
Net unrealized appreciation (depreciation) of investments	(2,640)	(1,475)	(1,767)	(903)
Net increase (decrease) in net assets from operations	669	496	479	571
Changes from principal transactions:
Total unit transactions	(12,055)	(10,159)	(13,295)	(8,738)
Increase (decrease) in assets derived from principal
transactions	(12,055)	(10,159)	(13,295)	(8,738)
Total increase (decrease)	(11,386)	(9,663)	(12,816)	(8,167)
Net assets at December 31, 2007	$ 31,137	$ 19,355	$ 15,240	$ 11,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13
Net assets at January 1, 2006	$ 21,698	$ 24,279	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(188)	(337)	(618)	(135)
Total realized gain (loss) on investments
and capital gains distributions	141	88	644	26
Net unrealized appreciation (depreciation) of investments	1,459	1,320	5,467	68
Net increase (decrease) in net assets from operations	1,412	1,071	5,493	(41)
Changes from principal transactions:
Total unit transactions	(5,109)	(6,453)	43,450	44,546
Increase (decrease) in assets derived from principal
transactions	(5,109)	(6,453)	43,450	44,546
Total increase (decrease)	(3,697)	(5,382)	48,943	44,505
Net assets at December 31, 2006	18,001	18,897	48,943	44,505
Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	265	(324)	(510)
Total realized gain (loss) on investments
and capital gains distributions	1,125	836	2,222	409
Net unrealized appreciation (depreciation) of investments	(768)	(946)	(1,310)	1,284
Net increase (decrease) in net assets from operations	419	155	588	1,183
Changes from principal transactions:
Total unit transactions	(8,470)	(7,622)	(7,470)	(12,364)
Increase (decrease) in assets derived from principal
transactions	(8,470)	(7,622)	(7,470)	(12,364)
Total increase (decrease)	(8,051)	(7,467)	(6,882)	(11,181)
Net assets at December 31, 2007	$ 9,950	$ 11,430	$ 42,061	$ 33,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING VP Global
		Science and	ING VP	ING VP Index
	ING GET U.S.	Technology	Growth	Plus LargeCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 14	Class I	Class I	Class I
Net assets at January 1, 2006	$ -	$ 10,507	$ 23,711	$ 161,314
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(112)	(232)	(158)
Total realized gain (loss) on investments
and capital gains distributions	-	862	621	5,193
Net unrealized appreciation (depreciation) of investments	-	(191)	(166)	13,770
Net increase (decrease) in net assets from operations	-	559	223	18,805
Changes from principal transactions:
Total unit transactions	85	(2,927)	(5,180)	(27,759)
Increase (decrease) in assets derived from principal
transactions	85	(2,927)	(5,180)	(27,759)
Total increase (decrease)	85	(2,368)	(4,957)	(8,954)
Net assets at December 31, 2006	85	8,139	18,754	152,360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(365)	(97)	(177)	30
Total realized gain (loss) on investments
and capital gains distributions	173	1,213	950	10,501
Net unrealized appreciation (depreciation) of investments	547	183	1,889	(4,595)
Net increase (decrease) in net assets from operations	355	1,299	2,662	5,936
Changes from principal transactions:
Total unit transactions	25,132	(246)	(4,052)	(2,972)
Increase (decrease) in assets derived from principal
transactions	25,132	(246)	(4,052)	(2,972)
Total increase (decrease)	25,487	1,053	(1,390)	2,964
Net assets at December 31, 2007	$ 25,572	$ 9,192	$ 17,364	$ 155,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Index	ING VP Index	International	ING VP Small
	Plus MidCap	Plus SmallCap	Equity	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 18,302	$ 9,917	$ 17,086	$ 72,337
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(41)	65	(598)
Total realized gain (loss) on investments
and capital gains distributions	2,826	1,572	1,784	16,315
Net unrealized appreciation (depreciation) of investments	(1,340)	(393)	1,580	(5,581)
Net increase (decrease) in net assets from operations	1,449	1,138	3,429	10,136
Changes from principal transactions:
Total unit transactions	(3,037)	(2,328)	(2,320)	(14,467)
Increase (decrease) in assets derived from principal
transactions	(3,037)	(2,328)	(2,320)	(14,467)
Total increase (decrease)	(1,588)	(1,190)	1,109	(4,331)
Net assets at December 31, 2006	16,714	8,727	18,195	68,006
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(32)	465	(655)
Total realized gain (loss) on investments
and capital gains distributions	2,543	1,314	5,623	14,104
Net unrealized appreciation (depreciation) of investments	(1,745)	(1,734)	(5,090)	(9,930)
Net increase (decrease) in net assets from operations	789	(452)	998	3,519
Changes from principal transactions:
Total unit transactions	(2,835)	(1,916)	(19,193)	(18,445)
Increase (decrease) in assets derived from principal
transactions	(2,835)	(1,916)	(19,193)	(18,445)
Total increase (decrease)	(2,046)	(2,368)	(18,195)	(14,926)
Net assets at December 31, 2007	$ 14,668	$ 6,359	$ -	$ 53,080

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High
	Opportunity	Opportunity	Services	Yield Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2006	$ 12,906	$ 1,436	$ 126	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	4	1	1,392
Total realized gain (loss) on investments
and capital gains distributions	289	18	15	(90)
Net unrealized appreciation (depreciation) of investments	1,261	149	19	573
Net increase (decrease) in net assets from operations	1,577	171	35	1,875
Changes from principal transactions:
Total unit transactions	(2,962)	(415)	265	31,080
Increase (decrease) in assets derived from principal
transactions	(2,962)	(415)	265	31,080
Total increase (decrease)	(1,385)	(244)	300	32,955
Net assets at December 31, 2006	11,521	1,192	426	32,955
Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	3	5	1,928
Total realized gain (loss) on investments
and capital gains distributions	758	64	46	59
Net unrealized appreciation (depreciation) of investments	(553)	(43)	(121)	(1,666)
Net increase (decrease) in net assets from operations	254	24	(70)	321
Changes from principal transactions:
Total unit transactions	(2,966)	(432)	297	(9,020)
Increase (decrease) in assets derived from principal
transactions	(2,966)	(432)	297	(9,020)
Total increase (decrease)	(2,712)	(408)	227	(8,699)
Net assets at December 31, 2007	$ 8,809	$ 784	$ 653	$ 24,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		ING VP	ING VP
	ING VP	MidCap	MidCap
	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio	Portfolio -	Portfolio -	Estate Portfolio
	- Class I	Class I	Class S	- Class I
Net assets at January 1, 2006	$ 3,967	$ 379	$ 10,674	$ 2,360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(4)	(126)	58
Total realized gain (loss) on investments
and capital gains distributions	625	54	954	543
Net unrealized appreciation (depreciation) of investments	576	(27)	(280)	479
Net increase (decrease) in net assets from operations	1,278	23	548	1,080
Changes from principal transactions:
Total unit transactions	1,480	9	(3,400)	1,643
Increase (decrease) in assets derived from principal
transactions	1,480	9	(3,400)	1,643
Total increase (decrease)	2,758	32	(2,852)	2,723
Net assets at December 31, 2006	6,725	411	7,822	5,083
Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(5)	(98)	40
Total realized gain (loss) on investments
and capital gains distributions	1,694	35	784	637
Net unrealized appreciation (depreciation) of investments	(933)	76	879	(1,045)
Net increase (decrease) in net assets from operations	826	106	1,565	(368)
Changes from principal transactions:
Total unit transactions	(1,048)	343	(2,428)	(3,255)
Increase (decrease) in assets derived from principal
transactions	(1,048)	343	(2,428)	(3,255)
Total increase (decrease)	(222)	449	(863)	(3,623)
Net assets at December 31, 2007	$ 6,503	$ 860	$ 6,959	$ 1,460

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio
	Class I	Class S	Class I	- Class I
Net assets at January 1, 2006	$ 88	$ 6,065	$ 174,465	$ 130,583
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(77)	2,027	3,175
Total realized gain (loss) on investments
and capital gains distributions	25	554	4,345	39
Net unrealized appreciation (depreciation) of investments	11	101	7,516	47
Net increase (decrease) in net assets from operations	33	578	13,888	3,261
Changes from principal transactions:
Total unit transactions	120	(1,420)	(22,364)	(18,141)
Increase (decrease) in assets derived from principal
transactions	120	(1,420)	(22,364)	(18,141)
Total increase (decrease)	153	(842)	(8,476)	(14,880)
Net assets at December 31, 2006	241	5,223	165,989	115,703
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(65)	2,319	2,608
Total realized gain (loss) on investments
and capital gains distributions	32	594	11,934	(375)
Net unrealized appreciation (depreciation) of investments	(10)	(101)	(7,477)	2,890
Net increase (decrease) in net assets from operations	19	428	6,776	5,123
Changes from principal transactions:
Total unit transactions	150	(1,467)	(27,316)	(15,629)
Increase (decrease) in assets derived from principal
transactions	150	(1,467)	(27,316)	(15,629)
Total increase (decrease)	169	(1,039)	(20,540)	(10,506)
Net assets at December 31, 2007	$ 410	$ 4,184	$ 145,449	$ 105,197

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Janus Aspen	Janus Aspen
	ING VP Money	ING VP	Series Balanced	Series Flexible
	Market	Natural	Portfolio -	Bond Portfolio
	Portfolio -	Resources	Institutional	- Institutional
	Class I	Trust	Shares	Shares
Net assets at January 1, 2006	$ 214,217	$ 4,803	$ 19	$ 11
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,475	(56)	-	1
Total realized gain (loss) on investments
and capital gains distributions	2,074	1,587	-	-
Net unrealized appreciation (depreciation) of investments	2,304	(749)	2	-
Net increase (decrease) in net assets from operations	7,853	782	2	1
Changes from principal transactions:
Total unit transactions	2,897	(53)	-	-
Increase (decrease) in assets derived from principal
transactions	2,897	(53)	-	-
Total increase (decrease)	10,750	729	2	1
Net assets at December 31, 2006	224,967	5,532	21	12
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,088	7	1	1
Total realized gain (loss) on investments
and capital gains distributions	2,744	(137)	-	-
Net unrealized appreciation (depreciation) of investments	(779)	(174)	2	-
Net increase (decrease) in net assets from operations	8,053	(304)	3	1
Changes from principal transactions:
Total unit transactions	(28,176)	(5,228)	(1)	(1)
Increase (decrease) in assets derived from principal
transactions	(28,176)	(5,228)	(1)	(1)
Total increase (decrease)	(20,123)	(5,532)	2	-
Net assets at December 31, 2007	$ 204,844	$ -	$ 23	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series	Lord Abbett
	Series Large	Series Mid	Worldwide	Series Fund -
	Cap Growth	Cap Growth	Growth	Growth and
	Portfolio -	Portfolio -	Portfolio -	Income
	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Class VC
Net assets at January 1, 2006	$ 7	$ 6	$ 6	$ 7,859
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	31
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	427
Net unrealized appreciation (depreciation) of investments	1	1	1	694
Net increase (decrease) in net assets from operations	1	1	1	1,152
Changes from principal transactions:
Total unit transactions	-	-	-	(1,080)
Increase (decrease) in assets derived from principal
transactions	-	-	-	(1,080)
Total increase (decrease)	1	1	1	72
Net assets at December 31, 2006	8	7	7	7,931
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(37)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(2)	941
Net unrealized appreciation (depreciation) of investments	1	1	(1)	(799)
Net increase (decrease) in net assets from operations	1	1	(3)	105
Changes from principal transactions:
Total unit transactions	-	-	4	(8,036)
Increase (decrease) in assets derived from principal
transactions	-	-	4	(8,036)
Total increase (decrease)	1	1	1	(7,931)
Net assets at December 31, 2007	$ 9	$ 8	$ 8	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio -	Global	Main Street	Small Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2006	$ 5,924	$ 72	$ 58,462	$ 41
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	398	(4)
Total realized gain (loss) on investments
and capital gains distributions	577	4	11,962	4
Net unrealized appreciation (depreciation) of investments	(21)	8	(9,009)	23
Net increase (decrease) in net assets from operations	532	12	3,351	23
Changes from principal transactions:
Total unit transactions	(1,814)	(1)	(61,432)	659
Increase (decrease) in assets derived from principal
transactions	(1,814)	(1)	(61,432)	659
Total increase (decrease)	(1,282)	11	(58,081)	682
Net assets at December 31, 2006	4,642	83	381	723
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	688	4	8	26
Net unrealized appreciation (depreciation) of investments	(655)	-	4	(34)
Net increase (decrease) in net assets from operations	9	4	11	(12)
Changes from principal transactions:
Total unit transactions	(510)	(3)	42	(94)
Increase (decrease) in assets derived from principal
transactions	(510)	(3)	42	(94)
Total increase (decrease)	(501)	1	53	(106)
Net assets at December 31, 2007	$ 4,141	$ 84	$ 434	$ 617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer Equity
	Oppenheimer	Portfolio -	Markets VCT	Income VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I
Net assets at January 1, 2006	$ 32,591	$ 1,526	$ -	$ 4,265
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(141)	71	-	82
Total realized gain (loss) on investments
and capital gains distributions	10,590	46	-	292
Net unrealized appreciation (depreciation) of investments	(8,495)	(119)	-	558
Net increase (decrease) in net assets from operations	1,954	(2)	-	932
Changes from principal transactions:
Total unit transactions	(34,471)	928	-	981
Increase (decrease) in assets derived from principal
transactions	(34,471)	928	-	981
Total increase (decrease)	(32,517)	926	-	1,913
Net assets at December 31, 2006	74	2,452	-	6,178
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	93	(7)	45
Total realized gain (loss) on investments
and capital gains distributions	2	(55)	112	791
Net unrealized appreciation (depreciation) of investments	(3)	196	182	(699)
Net increase (decrease) in net assets from operations	(2)	234	287	137
Changes from principal transactions:
Total unit transactions	108	1,923	2,583	(6,315)
Increase (decrease) in assets derived from principal
transactions	108	1,923	2,583	(6,315)
Total increase (decrease)	106	2,157	2,870	(6,178)
Net assets at December 31, 2007	$ 180	$ 4,609	$ 2,870	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Pioneer High	Pioneer Mid
	Pioneer Fund	Yield VCT	Cap Value	Wanger
	VCT Portfolio -	Portfolio -	VCT Portfolio -	International
	Class I	Class I	Class I	Small Cap
Net assets at January 1, 2006	$ 81	$ 133	$ 4,234	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	11	6	-
Total realized gain (loss) on investments
and capital gains distributions	9	(3)	1,000	-
Net unrealized appreciation (depreciation) of investments	8	10	(585)	-
Net increase (decrease) in net assets from operations	18	18	421	-
Changes from principal transactions:
Total unit transactions	19	329	(968)	-
Increase (decrease) in assets derived from principal
transactions	19	329	(968)	-
Total increase (decrease)	37	347	(547)	-
Net assets at December 31, 2006	118	480	3,687	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	44	11	(4)
Total realized gain (loss) on investments
and capital gains distributions	12	18	(90)	(33)
Net unrealized appreciation (depreciation) of investments	(11)	(22)	350	18
Net increase (decrease) in net assets from operations	1	40	271	(19)
Changes from principal transactions:
Total unit transactions	(119)	932	(3,958)	1,191
Increase (decrease) in assets derived from principal
transactions	(119)	932	(3,958)	1,191
Total increase (decrease)	(118)	972	(3,687)	1,172
Net assets at December 31, 2007	$ -	$ 1,452	$ -	$ 1,172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		Wanger U.S.
		Smaller
	Wanger Select	Companies
Net assets at January 1, 2006	$ 554	$ 552
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(4)
Total realized gain (loss) on investments
and capital gains distributions	123	53
Net unrealized appreciation (depreciation) of investments	125	(5)
Net increase (decrease) in net assets from operations	241	44
Changes from principal transactions:
Total unit transactions	1,290	(27)
Increase (decrease) in assets derived from principal
transactions	1,290	(27)
Total increase (decrease)	1,531	17
Net assets at December 31, 2006	2,085	569
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(5)
Total realized gain (loss) on investments
and capital gains distributions	482	67
Net unrealized appreciation (depreciation) of investments	(159)	(31)
Net increase (decrease) in net assets from operations	290	31
Changes from principal transactions:
Total unit transactions	1,930	(164)
Increase (decrease) in assets derived from principal
transactions	1,930	(164)
Total increase (decrease)	2,220	(133)
Net assets at December 31, 2007	$ 4,305	$ 436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2007, the Account had 158 investment divisions (the “Divisions”), 35 of which invest in independently managed mutual funds and 123 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), formerly
Directed Services, Inc. or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the
“Trusts”). Investment Divisions with asset balances at December 31, 2007 and related
Trusts are as follows:

AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
       Calvert Social Balanced Portfolio
Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for U.S. Government Securities II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Mid Cap Growth Strategies Fund II
       Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
       Fidelity® VIP Equity-Income Portfolio - Initial Class
       Fidelity® VIP Growth Portfolio - Initial Class
       Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® Variable Insurance Products (continued):
       Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
       Fidelity® VIP Contrafund® Portfolio - Initial Class
       Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
       Fidelity® VIP Investment Grade Bond Portfolio -
              Initial Class
Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
       ING GET Fund - Series U
       ING GET Fund - Series V
ING Investors Trust:
       ING AllianceBernstein Mid Cap Growth Portfolio -
              Service Class
       ING American Funds Growth Portfolio
       ING American Funds Growth-Income Portfolio

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):
      ING American Funds International Portfolio
      ING BlackRock Large Cap Growth Portfolio -
             Institutional Class**
      ING Evergreen Health Sciences Portfolio - Service
             Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio -
             Institutional Class*
      ING FMRSM Diversified Mid Cap Portfolio - Service
             Class
      ING FMRSM Large Cap Growth Portfolio -
             Institutional Class
      ING FMRSM Mid Cap Growth Portfolio - Service
             Class*
      ING Franklin Income Portfolio - Service Class*
      ING Franklin Mutual Shares Portfolio - Service
             Class**
      ING Global Real Estate Portfolio - Service Class*
      ING Global Resources Portfolio - Service Class*
      ING JPMorgan Emerging Markets Equity Portfolio -
              Institutional Class
       ING JPMorgan Emerging Markets Equity Portfolio -
              Service Class
       ING JPMorgan Small Cap Core Equity Portfolio -
              Institutional Class
       ING JPMorgan Small Cap Core Equity Portfolio -
              Service Class
       ING JPMorgan Value Opportunities Portfolio -
              Institutional Class
       ING JPMorgan Value Opportunities Portfolio -
              Service Class
       ING Julius Baer Foreign Portfolio - Service Class
       ING Legg Mason Value Portfolio - Institutional Class
       ING Legg Mason Value Portfolio - Service Class
       ING LifeStyle Aggressive Growth Portfolio - Service
              Class
       ING LifeStyle Growth Portfolio - Service Class
       ING LifeStyle Moderate Growth Portfolio - Service
              Class
       ING LifeStyle Moderate Portfolio - Service Class
       ING Lord Abbett Affiliated Portfolio - Institutional
              Class*
       ING Lord Abbett Affiliated Portfolio - Service Class*
       ING Marsico Growth Portfolio - Service Class
       ING Marsico International Opportunities Portfolio -
              Service Class
       ING MFS Total Return Portfolio - Institutional Class
       ING MFS Total Return Portfolio - Service Class
       ING MFS Utilities Portfolio - Service Class
       ING Oppenheimer Main Street Portfolio® -
              Institutional Class
       ING Oppenheimer Main Street Portfolio® - Service
              Class
       ING PIMCO High Yield Portfolio - Service Class

ING Investors Trust (continued):
       ING Pioneer Equity Income Portfolio - Institutional
              Class**
       ING Pioneer Fund Portfolio - Institutional Class
       ING Pioneer Mid Cap Value Portfolio - Institutional
              Class*
       ING Pioneer Mid Cap Value Portfolio - Service
              Class*
       ING T. Rowe Price Capital Appreciation Portfolio -
              Service Class
       ING T. Rowe Price Equity Income Portfolio - Service
              Class
       ING Templeton Global Growth Portfolio - Service
              Class*
       ING UBS U.S. Allocation Portfolio - Service Class
       ING Van Kampen Growth and Income Portfolio -
               Service Class
       ING Van Kampen Real Estate Portfolio - Service
              Class*
       ING VP Index Plus International Equity Portfolio -
              Institutional Class**
       ING VP Index Plus International Equity Portfolio -
              Service Class*
       ING Wells Fargo Disciplined Value Portfolio -
              Service Class*
       ING Wells Fargo Small Cap Disciplined Portfolio -
              Service Class*
ING Partners, Inc.:
       ING American Century Large Company Value
              Portfolio - Service Class
       ING American Century Small-Mid Cap Value
              Portfolio - Service Class
       ING Baron Asset Portfolio - Service Class*
       ING Baron Small Cap Growth Portfolio - Service
              Class
       ING Columbia Small Cap Value II Portfolio - Service
              Class*
       ING Davis New York Venture Portfolio - Service
              Class
       ING JPMorgan International Portfolio - Initial Class
       ING JPMorgan Mid Cap Value Portfolio - Service
              Class
       ING Legg Mason Partners Aggressive Growth
              Portfolio - Initial Class
       ING Lord Abbett U.S. Government Securities
              Portfolio - Initial Class*
       ING Neuberger Berman Partners Portfolio - Initial
              Class*
       ING Neuberger Berman Partners Portfolio - Service
              Class*
       ING Neuberger Berman Regency Portfolio - Service
              Class*
       ING OpCap Balanced Value Portfolio - Service Class
       ING Oppenheimer Global Portfolio - Initial Class
       ING Oppenheimer Strategic Income Portfolio - Initial
              Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):
     ING Oppenheimer Strategic Income Portfolio -
          Service Class
     ING PIMCO Total Return Portfolio - Service Class
     ING Pioneer High Yield Portfolio - Initial Class*
     ING Solution 2015 Portfolio - Service Class
     ING Solution 2025 Portfolio - Service Class
     ING Solution 2035 Portfolio - Service Class
     ING Solution 2045 Portfolio - Service Class
     ING Solution Income Portfolio - Service Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Initial Class
     ING T. Rowe Price Growth Equity Portfolio - Initial
          Class
     ING Templeton Foreign Equity Portfolio - Service
          Class*
     ING Thornburg Value Portfolio - Initial Class
     ING UBS U.S. Large Cap Equity Portfolio - Initial
          Class
     ING UBS U.S. Small Cap Growth Portfolio - Service
          Class*
     ING Van Kampen Comstock Portfolio - Service Class
     ING Van Kampen Equity and Income Portfolio -
          Initial Class
ING Strategic Allocation Portfolios, Inc.:
     ING VP Strategic Allocation Conservative Portfolio -
          Class I
     ING VP Strategic Allocation Growth Portfolio -
          Class I
     ING VP Strategic Allocation Moderate Portfolio -
          Class I
ING Variable Funds:
     ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
     ING GET U.S. Core Portfolio - Series 1
     ING GET U.S. Core Portfolio - Series 2
     ING GET U.S. Core Portfolio - Series 3
     ING GET U.S. Core Portfolio - Series 4
     ING GET U.S. Core Portfolio - Series 5
     ING GET U.S. Core Portfolio - Series 6
     ING GET U.S. Core Portfolio - Series 7
     ING GET U.S. Core Portfolio - Series 8
     ING GET U.S. Core Portfolio - Series 9
     ING GET U.S. Core Portfolio - Series 10
     ING GET U.S. Core Portfolio - Series 11
     ING GET U.S. Core Portfolio - Series 12*
     ING GET U.S. Core Portfolio - Series 13*
     ING GET U.S. Core Portfolio - Series 14*
ING Variable Portfolios, Inc.:
     ING VP Global Science and Technology Portfolio -
          Class I
     ING VP Growth Portfolio - Class I
     ING VP Index Plus LargeCap Portfolio - Class I
     ING VP Index Plus MidCap Portfolio - Class I
     ING VP Index Plus SmallCap Portfolio - Class I

ING Variable Portfolios, Inc. (continued):
     ING VP Small Company Portfolio - Class I
     ING VP Value Opportunity Portfolio - Class I
     ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
     ING VP Financial Services Portfolio - Class I
     ING VP High Yield Bond Portfolio - Class I*
     ING VP International Value Portfolio - Class I
     ING VP MidCap Opportunities Portfolio - Class I
     ING VP MidCap Opportunities Portfolio - Class S
     ING VP Real Estate Portfolio - Class I
     ING VP SmallCap Opportunities Portfolio - Class I
     ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
     ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
     ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
     ING VP Money Market Portfolio - Class I
Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio - Institutional
          Shares
     Janus Aspen Series Flexible Bond Portfolio -
          Institutional Shares
     Janus Aspen Series Large Cap Growth Portfolio -
          Institutional Shares
     Janus Aspen Series Mid Cap Growth Portfolio -
          Institutional Shares
     Janus Aspen Series Worldwide Growth Portfolio -
          Institutional Shares
Lord Abbett Series Fund, Inc.:
     Lord Abbett Series Fund - Mid-Cap Value Portfolio -
          Class VC
Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities/VA
     Oppenheimer Main Street Fund®/VA
     Oppenheimer Main Street Small Cap Fund®/VA
     Oppenheimer Mid Cap Fund/VA
PIMCO Variable Insurance Trust:
     PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
     Pioneer Emerging Markets VCT Portfolio - Class I**
     Pioneer High Yield VCT Portfolio - Class I
Wanger Advisors Trust:
     Wanger International Small Cap**
     Wanger Select
     Wanger U.S. Smaller Companies

*    Division added in 2006
**  Division added in 2007

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:
      ING Wells Fargo Disciplined Value Portfolio - Service
            Class
ING Partners, Inc.:
      ING Davis New York Venture Portfolio - Service Class
Oppenheimer Variable Account Funds:
Oppenheimer Mid Cap Fund/VA	ING Investors Trust:
      ING Wells Fargo Mid Cap Disciplined Portfolio -
            Service Class
ING Partners, Inc.:
      ING Davis Venture Value Portfolio - Service Class
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth/VA

During 2007, the following Divisions were closed to contractowners:

Franklin Templeton Variable Insurance Products Trust:
      Mutual Shares Securities Fund - Class 2
ING GET Fund:
      ING GET Fund - Series Q
      ING GET Fund - Series R
      ING GET Fund - Series S
      ING GET Fund - Series T
ING Investors Trust:
      ING BlackRock Large Cap Growth Portfolio -
            Service Class
      ING MarketPro Portfolio - Service Class
ING Partners, Inc.:
      ING American Century Select Portfolio - Initial
            Class
      ING Fundamental Research Portfolio - Service Class
      ING Goldman Sachs® Capital Growth Portfolio -
            Service Class

ING Variable Portfolios, Inc.:
      ING VP International Equity Portfolio - Class I
ING VP Natural Resources Trust:
      ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Growth and Income
            Portfolio - Class VC
Pioneer Variable Contracts Trust:
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Fund VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were available to contractowners during 2007 but did not have any activity as of December 31, 2007:

ING Investors Trust:
      ING FMRSM Equity Income Portfolio - Institutional
            Class
      ING Global Resources Portfolio - Institutional Class
      ING PIMCO High Yield Portfolio - Institutional
            Class
      ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
      ING Oppenheimer Global Portfolio - Service Class
      ING T. Rowe Price Diversified Mid Cap Growth
            Portfolio - Service Class

ING Variable Funds: ING VP Growth and Income Portfolio - Class S ING Variable Portfolios, Inc.: ING VP Growth Portfolio - Class S Premier VIT: Premier VIT OpCap Mid Cap Portfolio

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U. S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Related Party Transactions

During the year ended December 31, 2007, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio
and ING VP Natural Resources Trust. The annual fee rate ranged from 0.25% to 1.00%
of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 146	$ 425	$ 822	$ 225
AIM V.I. Core Equity Fund - Series I Shares	107	350	768	227
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	367	620	308	485
Federated Insurance Series:
Federated American Leaders Fund II	3,024	5,667	4,086	8,345
Federated Capital Income Fund II	274	746	411	997
Federated Equity Income Fund II	282	1,772	286	1,949
Federated Fund for U.S. Government Securities II	122	415	392	2,067
Federated High Income Bond Fund II	528	1,187	681	1,683
Federated International Equity Fund II	37	680	317	1,482
Federated Mid Cap Growth Strategies Fund II	48	1,466	134	2,792
Federated Prime Money Fund II	973	1,160	1,531	1,929
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	17,760	50,981	33,724	43,558
Fidelity® VIP Growth Portfolio - Initial Class	2,300	2,895	1,209	81,096
Fidelity® VIP High Income Portfolio - Initial Class	9	124	657	41,413
Fidelity® VIP Overseas Portfolio - Initial Class	4,159	3,069	3,977	12,533
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	68,581	74,568	34,631	58,572
Fidelity® VIP Index 500 Portfolio - Initial Class	2,296	11,567	2,034	15,338
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	51	180	77	617
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,378	1,620	1,137	1,171
Mutual Shares Securities Fund - Class 2	1,545	5,182	3,589	100
ING GET Fund:
ING GET Fund - Series Q	1,441	25,814	1,556	8,082
ING GET Fund - Series R	1,635	22,708	1,421	5,332
ING GET Fund - Series S	3,180	25,365	1,215	8,913
ING GET Fund - Series T	2,468	21,473	1,154	4,741
ING GET Fund - Series U	870	3,494	882	5,358
ING GET Fund - Series V	659	6,376	914	14,847

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	$ 195	$ 594	$ 1,813	$ 1,199
ING American Funds Growth Portfolio	4,268	11,279	12,094	3,084
ING American Funds Growth-Income Portfolio	3,717	10,386	8,449	3,255
ING American Funds International Portfolio	8,405	14,337	13,642	15,000
ING BlackRock Large Cap Growth Portfolio - Institutional Class	53,097	8,707	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	64	1,825	591	658
ING Evergreen Health Sciences Portfolio - Service Class	659	673	425	419
ING Evergreen Omega Portfolio - Institutional Class	893	4,798	650	4,547
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,844	7,834	37,379	5,256
ING FMRSM Diversified Mid Cap Portfolio - Service Class	299	856	2,137	710
ING FMRSM Large Cap Growth Portfolio - Institutional Class	817	21,433	71,921	18,483
ING FMRSM Mid Cap Growth Portfolio - Service Class	110	42	142	36
ING Franklin Income Portfolio - Service Class	4,177	1,549	4,395	326
ING Franklin Mutual Shares Portfolio - Service Class	4,167	561	-	-
ING Global Real Estate Portfolio - Service Class	2,531	1,717	1,943	154
ING Global Resources Portfolio - Service Class	12,395	4,628	1,909	319
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	7,646	4,384	3,075	613
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	4,890	3,418	4,728	2,268
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	693	3,138	2,766	5,984
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	220	406	745	421
ING JPMorgan Value Opportunities Portfolio - Institutional Class	3,591	14,971	2,102	12,836
ING JPMorgan Value Opportunities Portfolio - Service Class	556	967	604	805
ING Julius Baer Foreign Portfolio - Service Class	6,734	6,137	12,467	2,863
ING Legg Mason Value Portfolio - Institutional Class	608	9,824	1,220	8,776
ING Legg Mason Value Portfolio - Service Class	141	240	165	365
ING LifeStyle Aggressive Growth Portfolio - Service Class	2,015	1,017	1,077	510
ING LifeStyle Growth Portfolio - Service Class	2,500	3,113	6,791	989
ING LifeStyle Moderate Growth Portfolio - Service Class	5,210	4,369	10,647	1,227
ING LifeStyle Moderate Portfolio - Service Class	5,145	3,432	7,271	1,445
ING Lord Abbett Affiliated Portfolio - Institutional Class	7,533	698	255	205
ING Lord Abbett Affiliated Portfolio - Service Class	180	297	1,116	85
ING MarketPro Portfolio - Service Class	173	192	20	-
ING Marsico Growth Portfolio - Service Class	1,657	576	786	126
ING Marsico International Opportunities Portfolio - Service Class	5,356	6,694	7,720	4,746
ING MFS Total Return Portfolio - Institutional Class	9,659	36,522	11,054	38,046
ING MFS Total Return Portfolio - Service Class	536	500	205	988
ING MFS Utilities Portfolio - Service Class	4,761	2,404	1,043	514
ING Oppenheimer Main Street Portfolio® - Institutional Class	1,553	1,760	2,318	1,130
ING Oppenheimer Main Street Portfolio® - Service Class	38	138	145	10

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	$ 1,630	$ 2,567	$ 1,743	$ 854
ING Pioneer Equity Income Portfolio - Institutional Class	7,669	1,171	-	-
ING Pioneer Fund Portfolio - Institutional Class	2,592	7,749	1,157	6,281
ING Pioneer Mid Cap Value Portfolio - Institutional Class	4,862	1,046	36	-
ING Pioneer Mid Cap Value Portfolio - Service Class	1,628	639	347	19
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,323	1,467	5,040	348
ING T. Rowe Price Equity Income Portfolio - Service Class	2,735	1,586	2,283	1,364
ING Templeton Global Growth Portfolio - Service Class	1,136	534	770	112
ING UBS U.S. Allocation Portfolio - Service Class	886	1,573	1,285	2,465
ING Van Kampen Growth and Income Portfolio - Service Class	221	441	911	825
ING Van Kampen Real Estate Portfolio - Service Class	4,021	2,610	1,150	136
ING VP Index Plus International Equity Portfolio - Institutional
Class	26,868	1,661	-	-
ING VP Index Plus International Equity Portfolio - Service Class	3,580	12,846	11,980	2,837
ING Wells Fargo Disciplined Value Portfolio - Service Class	420	244	216	4
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	218	260	426	66
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	227	120	128	91
ING American Century Select Portfolio - Initial Class	694	54,995	1,235	17,404
ING American Century Small-Mid Cap Value Portfolio - Service
Class	484	526	380	459
ING Baron Asset Portfolio - Service Class	856	181	6	-
ING Baron Small Cap Growth Portfolio - Service Class	1,188	3,410	4,234	1,798
ING Columbia Small Cap Value II Portfolio - Service Class	392	2,119	3,874	883
ING Davis New York Venture Portfolio - Service Class	1,890	664	1,463	478
ING Fundamental Research Portfolio - Service Class	9	31	5	2
ING Goldman Sachs® Capital Growth Portfolio - Service Class	3	288	159	282
ING JPMorgan International Portfolio - Initial Class	7,582	18,381	10,998	17,853
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,199	890	928	629
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	732	10,554	764	11,068
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	3,306	3,932	14,761	3,285
ING Neuberger Berman Partners Portfolio - Initial Class	2,436	13,533	57,454	10,203
ING Neuberger Berman Partners Portfolio - Service Class	337	261	32	34
ING Neuberger Berman Regency Portfolio - Service Class	331	569	389	51
ING OpCap Balanced Value Portfolio - Service Class	132	377	61	431
ING Oppenheimer Global Portfolio - Initial Class	11,625	45,738	4,381	38,489
ING Oppenheimer Strategic Income Portfolio - Initial Class	11,270	17,520	7,927	18,690
ING Oppenheimer Strategic Income Portfolio - Service Class	20	1	1	-
ING PIMCO Total Return Portfolio - Service Class	2,004	1,115	1,404	513
ING Pioneer High Yield Portfolio - Initial Class	1,663	1,285	21	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	$ 472	$ 23	$ 842	$ 26
ING Solution 2025 Portfolio - Service Class	1,661	121	779	116
ING Solution 2035 Portfolio - Service Class	1,176	18	414	2
ING Solution 2045 Portfolio - Service Class	1,468	371	257	9
ING Solution Income Portfolio - Service Class	1,331	521	251	3
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	7,334	20,123	3,680	21,431
ING T. Rowe Price Growth Equity Portfolio - Initial Class	5,180	14,349	2,414	13,679
ING Templeton Foreign Equity Portfolio - Service Class	2,001	1,288	1,223	541
ING Thornburg Value Portfolio - Initial Class	3,966	7,489	1,485	7,469
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,553	9,036	1,420	9,449
ING UBS U.S. Small Cap Growth Portfolio - Service Class	110	106	29	-
ING Van Kampen Comstock Portfolio - Service Class	314	846	374	643
ING Van Kampen Equity and Income Portfolio - Initial Class	8,086	36,034	14,582	27,965
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,880	3,859	2,913	5,562
ING VP Strategic Allocation Growth Portfolio - Class I	2,403	3,036	1,988	3,102
ING VP Strategic Allocation Moderate Portfolio - Class I	2,736	6,559	3,089	5,464
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	13,086	67,897	7,234	63,592
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	675	3,184	849	4,148
ING GET U.S. Core Portfolio - Series 2	279	3,245	452	6,149
ING GET U.S. Core Portfolio - Series 3	728	6,279	985	15,017
ING GET U.S. Core Portfolio - Series 4	314	1,335	246	1,155
ING GET U.S. Core Portfolio - Series 5	174	973	216	1,043
ING GET U.S. Core Portfolio - Series 6	2,999	12,888	2,221	31,834
ING GET U.S. Core Portfolio - Series 7	1,502	10,711	905	17,775
ING GET U.S. Core Portfolio - Series 8	1,322	13,703	775	7,250
ING GET U.S. Core Portfolio - Series 9	876	9,068	317	5,318
ING GET U.S. Core Portfolio - Series 10	736	8,796	277	5,558
ING GET U.S. Core Portfolio - Series 11	960	7,997	1,354	8,142
ING GET U.S. Core Portfolio - Series 12	1,772	8,439	62,433	19,596
ING GET U.S. Core Portfolio - Series 13	558	13,436	50,320	5,905
ING GET U.S. Core Portfolio - Series 14	38,523	13,755	85	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	$ 3,955	$ 4,299	$ 2,472	$ 5,510
ING VP Growth Portfolio - Class I	1,096	5,326	708	6,119
ING VP Index Plus LargeCap Portfolio - Class I	37,818	40,770	6,544	34,456
ING VP Index Plus MidCap Portfolio - Class I	2,645	4,284	2,678	4,423
ING VP Index Plus SmallCap Portfolio - Class I	1,620	2,786	1,478	3,350
ING VP International Equity Portfolio - Class I	6,376	23,403	3,100	5,354
ING VP Small Company Portfolio - Class I	11,834	20,912	14,483	18,693
ING VP Value Opportunity Portfolio - Class I	493	3,410	662	3,596
ING VP Value Opportunity Portfolio - Class S	22	451	22	434
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	699	368	618	351
ING VP High Yield Bond Portfolio - Class I	5,169	12,170	44,546	12,683
ING VP International Value Portfolio - Class I	3,773	3,584	3,392	1,506
ING VP MidCap Opportunities Portfolio - Class I	434	97	243	238
ING VP MidCap Opportunities Portfolio - Class S	51	2,578	15	3,540
ING VP Real Estate Portfolio - Class I	1,903	5,039	3,419	1,643
ING VP SmallCap Opportunities Portfolio - Class I	412	266	517	400
ING VP SmallCap Opportunities Portfolio - Class S	221	1,752	1,148	2,646
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	14,580	33,384	15,374	35,706
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	12,805	25,833	11,667	26,628
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	98,331	120,435	111,544	105,162
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	1,060	5,304	3,922	3,602
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1	-	1	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Class	-	-	-	-
Janus Aspen Mid Cap Growth Portfolio - Institutional Class	-	-	-	-
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	90	87	44	44
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	108	8,180	941	1,738
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,200	1,179	757	2,249
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5	3	7	4
Oppenheimer Main Street Fund®/VA	98	56	1,020	62,056
Oppenheimer Main Street Small Cap Fund®/VA	142	218	1,015	353
Oppenheimer Mid Cap Fund/VA	129	22	725	35,338

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$ 2,734	$ 711	$ 1,547	$ 484
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	5,108	2,495	-	-
Pioneer Equity Income VCT Portfolio - Class I	1,980	8,019	2,774	1,641
Pioneer Fund VCT Portfolio - Class I	92	211	163	144
Pioneer High Yield VCT Portfolio - Class I	1,630	652	466	123
Pioneer Mid Cap Value VCT Portfolio - Class I	842	4,393	1,363	1,358
Wanger Advisors Trust:
Wanger International Small Cap	1,939	752	-	-
Wanger Select	4,583	2,623	1,994	679
Wanger U.S. Smaller Companies	1,000	1,143	675	674

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	13,382	35,301	(21,919)	92,580	46,463	46,117
AIM V.I. Core Equity Fund - Series I Shares	9,025	31,174	(22,149)	84,914	46,523	38,391
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	9,223	36,184	(26,961)	14,325	37,223	(22,898)
Federated Insurance Series:
Federated American Leaders Fund II	8,097	180,408	(172,311)	18,526	303,213	(284,687)
Federated Capital Income Fund II	7,605	41,767	(34,162)	16,212	64,808	(48,596)
Federated Equity Income Fund II	6,791	97,377	(90,586)	10,626	125,348	(114,722)
Federated Fund for U.S. Government Securities II	1,401	23,218	(21,817)	15,521	128,704	(113,183)
Federated High Income Bond Fund II	1,501	55,185	(53,684)	6,058	87,941	(81,883)
Federated International Equity Fund II	1,500	29,535	(28,035)	18,519	79,329	(60,810)
Federated Mid Cap Growth Strategies Fund II	1,916	48,337	(46,421)	8,541	113,123	(104,582)
Federated Prime Money Fund II	65,999	85,185	(19,186)	120,180	156,608	(36,428)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	390,613	2,660,015	(2,269,402)	1,309,636	3,242,125	(1,932,489)
Fidelity® VIP Growth Portfolio - Initial Class	116,590	148,408	(31,818)	349,631	6,318,836	(5,969,205)
Fidelity® VIP High Income Portfolio - Initial Class	8	11,413	(11,405)	247,435	4,125,747	(3,878,312)
Fidelity® VIP Overseas Portfolio - Initial Class	152,490	141,870	10,620	232,320	641,942	(409,622)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	628,590	3,475,198	(2,846,608)	1,878,577	4,107,545	(2,228,968)
Fidelity® VIP Index 500 Portfolio - Initial Class	34,205	422,444	(388,239)	152,501	742,599	(590,098)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	48	9,459	(9,411)	918	35,843	(34,925)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	54,141	84,792	(30,651)	58,794	69,498	(10,704)
Mutual Shares Securities Fund - Class 2	130,229	475,234	(345,005)	368,432	23,427	345,005

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING GET Fund:
ING GET Fund - Series Q	1,944	2,415,817	(2,413,873)	64,017	751,278	(687,261)
ING GET Fund - Series R	6,403	1,980,847	(1,974,444)	77,905	529,340	(451,435)
ING GET Fund - Series S	9,288	2,223,843	(2,214,555)	40,092	819,811	(779,719)
ING GET Fund - Series T	15,652	1,911,348	(1,895,696)	60,846	463,767	(402,921)
ING GET Fund - Series U	15,266	282,868	(267,602)	46,087	502,445	(456,358)
ING GET Fund - Series V	48,911	627,613	(578,702)	55,324	1,509,559	(1,454,235)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	13,867	46,294	(32,427)	130,533	100,902	29,631
ING American Funds Growth Portfolio	441,042	934,126	(493,084)	1,288,479	528,916	759,563
ING American Funds Growth-Income Portfolio	390,560	959,533	(568,973)	1,039,264	572,615	466,649
ING American Funds International Portfolio	663,450	1,071,035	(407,585)	1,415,167	1,511,135	(95,968)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	5,358,648	923,348	4,435,300	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	5,101	137,161	(132,060)	47,654	61,624	(13,970)
ING Evergreen Health Sciences Portfolio - Service Class	48,127	51,680	(3,553)	39,039	39,777	(738)
ING Evergreen Omega Portfolio - Institutional Class	109,891	421,109	(311,218)	110,382	530,642	(420,260)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	513,794	877,232	(363,438)	3,661,269	728,908	2,932,361
ING FMRSM Diversified Mid Cap Portfolio - Service Class	21,855	62,711	(40,856)	163,663	68,645	95,018
ING FMRSM Large Cap Growth Portfolio - Institutional Class	210,252	2,068,227	(1,857,975)	7,305,134	2,182,792	5,122,342
ING FMRSM Mid Cap Growth Portfolio - Service Class	12,208	5,531	6,677	15,004	3,835	11,169
ING Franklin Income Portfolio - Service Class	484,487	251,224	233,263	440,424	45,279	395,145
ING Franklin Mutual Shares Portfolio - Service Class	421,629	114,383	307,246	-	-	-
ING Global Real Estate Portfolio - Service Class	184,268	140,547	43,721	170,945	23,108	147,837
ING Global Resources Portfolio - Service Class	1,112,648	447,516	665,132	211,434	49,408	162,026
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	594,985	366,367	228,618	287,805	79,067	208,738
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	247,655	182,149	65,506	353,679	199,286	154,393
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	47,460	244,275	(196,815)	261,091	540,578	(279,487)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	14,561	30,557	(15,996)	59,220	33,302	25,918
ING JPMorgan Value Opportunities Portfolio - Institutional Class	172,056	1,195,005	(1,022,949)	339,351	1,306,883	(967,532)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	27,298	72,572	(45,274)	56,868	(224,458)	281,326
ING Julius Baer Foreign Portfolio - Service Class	457,016	518,049	(61,033)	1,206,867	286,783	920,084
ING Legg Mason Value Portfolio - Institutional Class	68,774	809,963	(741,189)	282,264	930,729	(648,465)
ING Legg Mason Value Portfolio - Service Class	11,153	19,764	(8,611)	15,605	32,238	(16,633)
ING LifeStyle Aggressive Growth Portfolio - Service Class	160,867	86,122	74,745	95,934	45,711	50,223
ING LifeStyle Growth Portfolio - Service Class	291,812	359,133	(67,321)	626,958	109,047	517,911
ING LifeStyle Moderate Growth Portfolio - Service Class	545,786	503,793	41,993	1,019,465	157,619	861,846
ING LifeStyle Moderate Portfolio - Service Class	523,921	397,076	126,845	722,826	181,821	541,005
ING Lord Abbett Affiliated Portfolio - Institutional Class	684,599	60,817	623,782	25,319	21,157	4,162
ING Lord Abbett Affiliated Portfolio - Service Class	14,556	27,705	(13,149)	108,616	9,415	99,201
ING MarketPro Portfolio - Service Class	15,638	17,596	(1,958)	6,305	4,347	1,958
ING Marsico Growth Portfolio - Service Class	150,693	62,793	87,900	76,537	11,780	64,757
ING Marsico International Opportunities Portfolio - Service Class	364,438	494,394	(129,956)	719,950	444,269	275,681
ING MFS Total Return Portfolio - Institutional Class	333,789	3,222,904	(2,889,115)	1,149,888	4,358,626	(3,208,738)
ING MFS Total Return Portfolio - Service Class	28,934	35,103	(6,169)	7,100	76,483	(69,383)
ING MFS Utilities Portfolio - Service Class	284,917	147,333	137,584	91,812	51,844	39,968
ING Oppenheimer Main Street Portfolio® - Institutional Class	133,633	145,675	(12,042)	233,877	131,426	102,451
ING Oppenheimer Main Street Portfolio® - Service Class	2,754	10,137	(7,383)	11,750	834	10,916
ING PIMCO High Yield Portfolio - Service Class	122,579	220,885	(98,306)	145,941	84,565	61,376
ING Pioneer Equity Income Portfolio - Institutional Class	815,127	128,728	686,399	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	251,562	666,124	(414,562)	184,208	865,091	(680,883)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	430,324	96,335	333,989	3,418	-	3,418
ING Pioneer Mid Cap Value Portfolio - Service Class	141,321	60,429	80,892	34,459	1,865	32,594
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	357,532	123,948	233,584	422,456	36,150	386,306
ING T. Rowe Price Equity Income Portfolio - Service Class	186,701	119,855	66,846	185,270	99,577	85,693
ING Templeton Global Growth Portfolio - Service Class	108,640	57,825	50,815	74,608	12,394	62,214
ING UBS U.S. Allocation Portfolio - Service Class	31,851	133,228	(101,377)	139,152	243,340	(104,188)
ING Van Kampen Growth and Income Portfolio - Service Class	9,836	33,519	(23,683)	67,323	72,522	(5,199)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Real Estate Portfolio - Service Class	293,902	232,056	61,846	99,413	12,129	87,284
ING VP Index Plus International Equity Portfolio - Institutional Class	2,794,871	205,808	2,589,063	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	343,184	1,114,810	(771,626)	1,167,538	280,592	886,946
ING Wells Fargo Disciplined Value Portfolio - Service Class	40,047	24,178	15,869	21,234	141	21,093
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	22,244	25,898	(3,654)	41,907	6,168	35,739
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	15,635	8,932	6,703	10,132	7,546	2,586
ING American Century Select Portfolio - Initial Class	49,078	4,933,819	(4,884,741)	298,883	2,259,209	(1,960,326)
ING American Century Small-Mid Cap Value Portfolio - Service Class	19,215	31,775	(12,560)	26,456	31,307	(4,851)
ING Baron Asset Portfolio - Service Class	78,754	16,474	62,280	660	-	660
ING Baron Small Cap Growth Portfolio - Service Class	107,311	320,051	(212,740)	431,471	138,219	293,252
ING Columbia Small Cap Value II Portfolio - Service Class	49,982	213,382	(163,400)	422,497	95,227	327,270
ING Davis New York Venture Portfolio - Service Class	177,792	76,312	101,480	131,406	41,614	89,792
ING Fundamental Research Portfolio - Service Class	416	2,316	(1,900)	433	132	301
ING Goldman Sachs® Capital Growth Portfolio - Service Class	9	24,244	(24,235)	14,211	24,990	(10,779)
ING JPMorgan International Portfolio - Initial Class	563,357	1,309,677	(746,320)	1,099,915	1,732,653	(632,738)
ING JPMorgan Mid Cap Value Portfolio - Service Class	58,466	48,940	9,526	58,596	39,225	19,371
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	105,840	813,150	(707,310)	33,240	963,168	(929,928)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	383,080	479,347	(96,267)	1,486,067	379,201	1,106,866
ING Neuberger Berman Partners Portfolio - Initial Class	135,172	1,293,271	(1,158,099)	5,906,225	1,677,840	4,228,385
ING Neuberger Berman Partners Portfolio - Service Class	28,240	24,085	4,155	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	35,365	58,899	(23,534)	41,847	5,154	36,693
ING OpCap Balanced Value Portfolio - Service Class	2,252	27,929	(25,677)	5,375	35,962	(30,587)
ING Oppenheimer Global Portfolio - Initial Class	450,517	3,236,685	(2,786,168)	1,384,062	4,335,873	(2,951,811)
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,224,057	1,985,345	(761,288)	1,653,641	2,892,553	(1,238,912)
ING Oppenheimer Strategic Income Portfolio - Service Class	1,773	113	1,660	104	12	92
ING PIMCO Total Return Portfolio - Service Class	151,061	94,546	56,515	116,617	45,385	71,232
ING Pioneer High Yield Portfolio - Initial Class	146,926	117,113	29,813	2,012	-	2,012

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	39,095	1,380	37,715	77,247	1,824	75,423
ING Solution 2025 Portfolio - Service Class	129,947	8,633	121,314	68,608	10,121	58,487
ING Solution 2035 Portfolio - Service Class	89,549	850	88,699	35,985	16	35,969
ING Solution 2045 Portfolio - Service Class	108,922	27,785	81,137	21,562	694	20,868
ING Solution Income Portfolio - Service Class	117,663	44,742	72,921	23,940	61	23,879
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	226,069	1,586,212	(1,360,143)	655,299	2,225,282	(1,569,983)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	127,580	508,074	(380,494)	181,490	1,030,023	(848,533)
ING Templeton Foreign Equity Portfolio - Service Class	169,488	112,652	56,836	121,652	57,782	63,870
ING Thornburg Value Portfolio - Initial Class	303,651	587,901	(284,250)	186,254	842,067	(655,813)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	221,690	657,525	(435,835)	240,706	826,277	(585,571)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	10,604	10,055	549	3,025	-	3,025
ING Van Kampen Comstock Portfolio - Service Class	14,908	55,793	(40,885)	20,906	51,580	(30,674)
ING Van Kampen Equity and Income Portfolio - Initial Class	357,620	2,996,710	(2,639,090)	1,765,245	3,455,165	(1,689,920)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	113,738	203,337	(89,599)	106,992	305,936	(198,944)
ING VP Strategic Allocation Growth Portfolio - Class I	83,158	167,536	(84,378)	97,344	378,089	(280,745)
ING VP Strategic Allocation Moderate Portfolio - Class I	108,444	379,725	(271,281)	113,822	650,543	(536,721)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	435,597	2,784,118	(2,348,521)	486,888	4,596,670	(4,109,782)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	581	255,761	(255,180)	66,112	415,971	(349,859)
ING GET U.S. Core Portfolio - Series 2	3,199	291,115	(287,916)	29,066	606,864	(577,798)
ING GET U.S. Core Portfolio - Series 3	18,168	565,748	(547,580)	72,260	1,501,908	(1,429,648)
ING GET U.S. Core Portfolio - Series 4	23,370	128,489	(105,119)	21,689	121,919	(100,230)
ING GET U.S. Core Portfolio - Series 5	18,684	96,447	(77,763)	30,562	120,688	(90,126)
ING GET U.S. Core Portfolio - Series 6	33,445	1,105,442	(1,071,997)	346,626	3,276,039	(2,929,413)
ING GET U.S. Core Portfolio - Series 7	15,322	927,741	(912,419)	73,803	1,708,042	(1,634,239)
ING GET U.S. Core Portfolio - Series 8	7,998	1,199,137	(1,191,139)	72,599	717,373	(644,774)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 9	50,840	831,056	(780,216)	12,821	493,908	(481,087)
ING GET U.S. Core Portfolio - Series 10	11,509	774,982	(763,473)	63,543	566,967	(503,424)
ING GET U.S. Core Portfolio - Series 11	543,199	1,253,937	(710,738)	215,836	858,074	(642,238)
ING GET U.S. Core Portfolio - Series 12	131,675	786,436	(654,761)	6,491,180	2,117,985	4,373,195
ING GET U.S. Core Portfolio - Series 13	54,630	1,257,075	(1,202,445)	5,119,991	703,790	4,416,201
ING GET U.S. Core Portfolio - Series 14	3,038,184	545,461	2,492,723	8,524	-	8,524
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	932,855	1,013,946	(81,091)	816,102	1,521,547	(705,445)
ING VP Growth Portfolio - Class I	115,548	448,627	(333,079)	167,101	711,986	(544,885)
ING VP Index Plus LargeCap Portfolio - Class I	3,392,724	2,771,850	620,874	759,224	5,172,853	(4,413,629)
ING VP Index Plus MidCap Portfolio - Class I	62,406	180,286	(117,880)	83,080	220,170	(137,090)
ING VP Index Plus SmallCap Portfolio - Class I	49,813	153,934	(104,121)	74,547	210,429	(135,882)
ING VP International Equity Portfolio - Class I	340,423	1,787,194	(1,446,771)	220,418	611,643	(391,225)
ING VP Small Company Portfolio - Class I	136,424	921,226	(784,802)	449,407	1,391,310	(941,903)
ING VP Value Opportunity Portfolio - Class I	16,168	149,372	(133,204)	39,508	193,534	(154,026)
ING VP Value Opportunity Portfolio - Class S	1,694	38,543	(36,849)	512	40,156	(39,644)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	50,215	26,778	23,437	48,880	28,893	19,987
ING VP High Yield Bond Portfolio - Class I	444,433	1,276,390	(831,957)	4,551,841	1,661,738	2,890,103
ING VP International Value Portfolio - Class I	150,047	205,935	(55,888)	207,675	110,561	97,114
ING VP MidCap Opportunities Portfolio - Class I	31,189	8,492	22,697	20,756	20,246	510
ING VP MidCap Opportunities Portfolio - Class S	19,528	228,625	(209,097)	35,984	367,426	(331,442)
ING VP Real Estate Portfolio - Class I	87,335	245,850	(158,515)	193,902	103,547	90,355
ING VP SmallCap Opportunities Portfolio - Class I	42,473	26,939	15,534	59,563	44,780	14,783
ING VP SmallCap Opportunities Portfolio - Class S	33,368	197,601	(164,233)	193,735	374,814	(181,079)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	333,493	1,598,025	(1,264,532)	772,060	3,381,954	(2,609,894)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	829,742	1,777,773	(948,031)	1,126,889	2,599,443	(1,472,554)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	10,574,773	12,988,629	(2,413,856)	17,777,519	17,763,395	14,124
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	2,731	192,628	(189,897)	154,048	162,723	(8,675)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	74,590	74,590	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	5,562	5,562	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	2	2	-	3	-	3
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	-	6	(6)	57,004	57,003	1
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	3,231	3,231	-	91,729	91,729	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	10,671	590,827	(580,156)	68,004	156,273	(88,269)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	43,479	75,764	(32,285)	40,441	169,160	(128,719)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	103	(103)	1,989	2,030	(41)
Oppenheimer Main Street Fund®/VA	7,338	4,113	3,225	113,387	5,519,682	(5,406,295)
Oppenheimer Main Street Small Cap Fund®/VA	8,750	15,720	(6,970)	83,589	33,133	50,456
Oppenheimer Mid Cap Fund/VA	10,834	1,716	9,118	68,088	3,088,992	(3,020,904)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	223,523	63,990	159,533	146,416	62,050	84,366
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	441,429	216,512	224,917	-	-	-
Pioneer Equity Income VCT Portfolio - Class I	123,400	554,385	(430,985)	215,251	145,135	70,116
Pioneer Fund VCT Portfolio - Class I	7,010	16,441	(9,431)	14,364	12,425	1,939
Pioneer High Yield VCT Portfolio - Class I	131,821	53,879	77,942	40,384	11,223	29,161
Pioneer Mid Cap Value VCT Portfolio - Class I	23,973	236,854	(212,881)	37,510	97,389	(59,879)
Wanger Advisors Trust:
Wanger International Small Cap	192,147	80,589	111,558	-	-	-
Wanger Select	291,394	164,811	126,583	157,776	61,767	96,009
Wanger U.S. Smaller Companies	65,094	76,202	(11,108)	53,528	55,033	(1,505)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Unit Summary

A summary of units outstanding at December 31, 2007 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
Annuity contracts in payout	7,774.038	$12.72 to $14.32	$ 106,271
Contracts in accumulation period:
Non-Qualified V	9,505.104	11.51	109,404
Non-Qualified V (0.75)	57,444.238	12.03	691,054
Non-Qualified IX	920.119	11.27	10,370
Non-Qualified XII	997.322	11.97	11,938
	76,640.821		$ 929,037
AIM V.I. Core Equity Fund - Series I Shares
Annuity contracts in payout	14,347.246	$13.43 to $14.17	$ 202,785
Contracts in accumulation period:
Non-Qualified V	32,933.951	10.63	350,088
Non-Qualified V (0.75)	83,134.651	11.10	922,795
Non-Qualified IX	1,181.993	10.40	12,293
Non-Qualified XII	15.218	11.05	168
Non-Qualified XX	217.616	16.53	3,597
	131,830.675		$ 1,491,726
Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	4,707.266	$ 24.73	$ 116,411
Non-Qualified V (0.75)	23,683.856	26.24	621,464
Non-Qualified VII	39,562.948	13.66	540,430
Non-Qualified VIII	35,177.358	13.87	487,910
	103,131.428		$ 1,766,215
Federated American Leaders Fund II
Annuity contracts in payout	1,431.342	$ 27.37	$ 39,176
Contracts in accumulation period:
Non-Qualified VII	647,674.396	26.87	17,403,011
Non-Qualified VIII	106.436	19.53	2,079
	649,212.174		$ 17,444,266
Federated Capital Income Fund II
Annuity contracts in payout	515.747	$ 17.26	$ 8,902
Contracts in accumulation period:
Non-Qualified VII	149,191.754	16.94	2,527,308
Non-Qualified VIII	60.195	14.24	857
	149,767.696		$ 2,537,067
Federated Equity Income Fund II
Annuity contracts in payout	6,948.587	$ 14.71	$ 102,214
Contracts in accumulation period:
Non-Qualified VII	268,410.715	17.09	4,587,139
	275,359.302		$ 4,689,353

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	124,026.680	$ 17.13	$ 2,124,577
	124,026.680		$ 2,124,577
Federated High Income Bond Fund II
Annuity contracts in payout	1,992.410	$ 20.33	$ 40,506
Contracts in accumulation period:
Non-Qualified VII	277,648.121	19.96	5,541,856
	279,640.531		$ 5,582,362
Federated International Equity Fund II
Annuity contracts in payout	1,054.924	$ 22.01	$ 23,219
Contracts in accumulation period:
Non-Qualified VII	163,050.398	21.61	3,523,519
Non-Qualified VIII	117.361	20.12	2,361
	164,222.683		$ 3,549,099
Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	206,764.121	$ 29.57	$ 6,114,015
	206,764.121		$ 6,114,015
Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	141,741.301	$ 13.51	$ 1,914,925
	141,741.301		$ 1,914,925
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	345,238.772	$ 26.57	$ 9,172,994
Non-Qualified V (0.75)	640,939.106	28.19	18,068,073
Non-Qualified VII	1,574,211.081	31.42	49,461,712
Non-Qualified VIII	361,257.984	22.80	8,236,682
Non-Qualified IX	14,946.184	25.87	386,658
Non-Qualified X	24,015.755	26.57	638,099
Non-Qualified XII	5,557.657	16.06	89,256
Non-Qualified XIII	1,141,203.077	15.54	17,734,296
Non-Qualified XIV	1,413,859.678	15.10	21,349,281
Non-Qualified XV	393,080.549	14.89	5,852,969
Non-Qualified XVI	427,008.227	14.26	6,089,137
Non-Qualified XVIII	100,336.970	13.79	1,383,647
Non-Qualified XIX	392,749.932	13.94	5,474,934
Non-Qualified XX	14,069.302	16.83	236,786
	6,848,474.274		$ 144,174,524

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	206,681.114	$ 23.76	$ 4,910,743
Non-Qualified V (0.75)	447,539.557	25.21	11,282,472
Non-Qualified IX	10,324.142	23.13	238,797
Non-Qualified X	4,116.083	23.76	97,798
Non-Qualified XII	25,833.296	15.18	392,149
Non-Qualified XX	1,881.399	17.42	32,774
	696,375.591		$ 16,954,733
Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	8,456.000	$10.71 to $12.31	$ 103,195
	8,456.000		$ 103,195
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	128,515.392	$ 24.00	$ 3,084,369
Non-Qualified V (0.75)	253,515.163	25.46	6,454,496
Non-Qualified IX	1,043.708	23.36	24,381
Non-Qualified X	18,289.875	24.00	438,957
Non-Qualified XII	405.317	17.69	7,170
Non-Qualified XX	7,686.125	21.73	167,019
	409,455.580		$ 10,176,392
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	507,337.302	$ 37.09	$ 18,817,141
Non-Qualified V (0.75)	997,527.928	39.36	39,262,699
Non-Qualified VII	1,595,055.762	40.52	64,631,659
Non-Qualified VIII	318,678.389	32.85	10,468,585
Non-Qualified IX	20,936.937	36.11	756,033
Non-Qualified X	18,196.436	37.09	674,906
Non-Qualified XII	41,079.374	21.89	899,227
Non-Qualified XIII	1,815,960.082	20.34	36,936,628
Non-Qualified XIV	1,903,188.699	19.76	37,607,009
Non-Qualified XV	572,351.927	19.48	11,149,416
Non-Qualified XVI	624,240.477	15.45	9,644,515
Non-Qualified XVIII	193,613.699	14.94	2,892,589
Non-Qualified XIX	474,083.257	15.11	7,163,398
Non-Qualified XX	47,295.483	20.91	988,949
Non-Qualified XXII	2,362.572	12.72	30,052
	9,131,908.324		$ 241,922,806

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,328,685.024	$ 27.17	$ 36,100,372
Non-Qualified VIII	230,587.324	22.93	5,287,367
	1,559,272.348		$ 41,387,739
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	61,122.873	$ 17.66	$ 1,079,430
	61,122.873		$ 1,079,430
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	52,761.826	$ 17.60	$ 928,608
Non-Qualified V (0.75)	176,730.981	18.17	3,211,202
Non-Qualified IX	2,816.109	17.32	48,775
Non-Qualified XII	1,410.399	18.12	25,556
Non-Qualified XX	2,770.399	17.78	49,258
	236,489.714		$ 4,263,399
ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	23,618.337	$ 11.43	$ 269,958
Non-Qualified VIII	6,680.114	11.52	76,955
Non-Qualified XIII	203,937.803	11.70	2,386,072
Non-Qualified XIV	95,757.249	11.52	1,103,124
Non-Qualified XV	35,201.671	11.43	402,355
Non-Qualified XVI	618,383.753	11.41	7,055,759
Non-Qualified XVIII	103,591.971	11.14	1,154,015
Non-Qualified XIX	402,934.150	11.23	4,524,951
	1,490,105.048		$ 16,973,189
ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	50,537.389	$ 10.20	$ 515,481
Non-Qualified VIII	10,795.377	10.27	110,869
Non-Qualified XIII	266,618.046	10.42	2,778,160
Non-Qualified XIV	129,932.218	10.27	1,334,404
Non-Qualified XV	65,281.901	10.20	665,875
Non-Qualified XVI	914,305.902	10.17	9,298,491
Non-Qualified XVIII	68,471.902	9.95	681,295
Non-Qualified XIX	1,032,577.623	10.02	10,346,428
	2,538,520.358		$ 25,731,003

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	7,687.886	$ 13.72	$ 105,478
Non-Qualified V (0.75)	1,788.331	13.90	24,858
Non-Qualified IX	3,835.764	13.63	52,281
	13,311.981		$ 182,617
ING American Funds Growth Portfolio
Annuity contracts in payout	171,878.842	$ 14.07	$ 2,418,335
Contracts in accumulation period:
Non-Qualified XIII	495,818.911	14.46	7,169,541
Non-Qualified XIV	485,884.627	14.32	6,957,868
Non-Qualified XV	252,840.721	14.25	3,602,980
Non-Qualified XVI	260,804.313	14.23	3,711,245
Non-Qualified XVIII	97,609.897	14.03	1,369,467
Non-Qualified XIX	203,389.179	14.09	2,865,754
	1,968,226.490		$ 28,095,190
ING American Funds Growth-Income Portfolio
Annuity contracts in payout	193,045.516	$ 12.92	$ 2,494,148
Contracts in accumulation period:
Non-Qualified XIII	413,753.297	12.71	5,258,804
Non-Qualified XIV	579,712.922	12.59	7,298,586
Non-Qualified XV	276,356.819	12.53	3,462,751
Non-Qualified XVI	213,247.135	12.51	2,667,722
Non-Qualified XVIII	96,829.248	12.33	1,193,905
Non-Qualified XIX	175,538.573	12.39	2,174,923
	1,948,483.510		$ 24,550,839
ING American Funds International Portfolio
Annuity contracts in payout	151,336.329	$ 17.87	$ 2,704,380
Contracts in accumulation period:
Non-Qualified XIII	392,021.031	17.62	6,907,411
Non-Qualified XIV	517,521.160	17.45	9,030,744
Non-Qualified XV	185,030.617	17.36	3,212,132
Non-Qualified XVI	165,048.366	17.34	2,861,939
Non-Qualified XVIII	87,481.928	17.09	1,495,066
Non-Qualified XIX	188,753.653	17.17	3,240,900
	1,687,193.084		$ 29,452,572

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Annuity contracts in payout	323,150.000	$9.78 to $9.81	$ 3,160,488
Contracts in accumulation period:
Non-Qualified V	207,179.508	10.40	2,154,667
Non-Qualified V (0.75)	224,257.322	10.45	2,343,489
Non-Qualified VII	1,024,946.212	9.77	10,013,724
Non-Qualified VIII	121,764.204	9.78	1,190,854
Non-Qualified IX	4,612.390	10.38	47,877
Non-Qualified X	13,169.212	10.41	137,091
Non-Qualified XII	3,240.516	10.44	33,831
Non-Qualified XIII	796,839.273	9.80	7,809,025
Non-Qualified XIV	1,095,179.216	9.78	10,710,853
Non-Qualified XV	380,284.099	9.77	3,715,376
Non-Qualified XVI	123,015.887	9.77	1,201,865
Non-Qualified XVIII	30,386.885	9.74	295,968
Non-Qualified XIX	86,387.226	9.75	842,275
Non-Qualified XX	888.464	10.43	9,267
	4,435,300.414		$ 43,666,650
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,249.833	$ 13.51	$ 57,415
Non-Qualified V (0.75)	36,106.131	13.69	494,293
Non-Qualified XX	340.948	13.62	4,644
	40,696.912		$ 556,352
ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	67,204.000	$11.94 to $12.49	$ 839,053
Contracts in accumulation period:
Non-Qualified VII	323,546.032	11.72	3,791,959
Non-Qualified VIII	2,408.177	11.76	28,320
Non-Qualified XIII	149,610.681	13.21	1,976,357
Non-Qualified XIV	206,655.336	13.11	2,709,251
Non-Qualified XV	94,789.591	13.05	1,237,004
Non-Qualified XVI	44,620.130	13.04	581,846
Non-Qualified XVIII	27,644.406	12.88	356,060
Non-Qualified XIX	30,400.927	12.93	393,084
	946,879.280		$ 11,912,934

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Annuity contracts in payout	200,883.537	$ 11.27	$ 2,263,957
Contracts in accumulation period:
Non-Qualified VII	591,855.289	11.16	6,605,105
Non-Qualified VIII	184,554.909	11.19	2,065,169
Non-Qualified XIII	529,757.869	11.24	5,954,478
Non-Qualified XIV	545,789.212	11.19	6,107,381
Non-Qualified XV	197,400.151	11.16	2,202,986
Non-Qualified XVI	180,495.834	11.15	2,012,529
Non-Qualified XVIII	35,481.456	11.06	392,425
Non-Qualified XIX	102,704.337	11.09	1,138,991
	2,568,922.594		$ 28,743,021
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	22,910.530	$ 14.77	$ 338,389
Non-Qualified V (0.75)	57,963.148	14.97	867,708
Non-Qualified IX	1,106.473	14.68	16,243
Non-Qualified XX	2,236.414	14.89	33,300
	84,216.565		$ 1,255,640
ING FMRSM Large Cap Growth Portfolio - Institutional
Class
Annuity contracts in payout	75,042.864	$ 10.98	$ 823,971
Contracts in accumulation period:
Non-Qualified V	1,341.794	10.12	13,579
Non-Qualified V (0.75)	37,031.507	10.20	377,721
Non-Qualified VII	2,427,664.757	10.27	24,932,117
Non-Qualified VIII	324,699.546	10.31	3,347,652
Non-Qualified XIII	931,903.433	11.07	10,316,171
Non-Qualified XIV	1,008,129.665	10.98	11,069,264
Non-Qualified XV	311,729.346	10.94	3,410,319
Non-Qualified XVI	274,920.065	10.92	3,002,127
Non-Qualified XVIII	76,777.513	10.79	828,429
Non-Qualified XIX	200,160.175	10.83	2,167,735
	5,669,400.665		$ 60,289,085
ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	313.401	$ 9.86	$ 3,090
Non-Qualified XIV	2,448.664	9.81	24,021
Non-Qualified XV	6,595.903	9.79	64,574
Non-Qualified XVI	1,412.717	9.78	13,816
Non-Qualified XVIII	3,626.979	9.71	35,218
Non-Qualified XIX	3,448.509	9.73	33,554
	17,846.173		$ 174,273

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	93,686.241	$ 11.14	$ 1,043,665
Non-Qualified XIV	173,784.619	11.09	1,927,271
Non-Qualified XV	94,556.285	11.06	1,045,793
Non-Qualified XVI	80,165.259	11.05	885,826
Non-Qualified XVIII	20,156.859	10.96	220,919
Non-Qualified XIX	166,058.974	10.99	1,824,988
	628,408.237		$ 6,948,462
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	66,062.091	$ 11.92	$ 787,460
Non-Qualified XIV	116,235.382	11.90	1,383,201
Non-Qualified XV	28,461.464	11.89	338,407
Non-Qualified XVI	37,460.068	11.88	445,026
Non-Qualified XVIII	11,356.786	11.85	134,578
Non-Qualified XIX	47,669.858	11.86	565,365
	307,245.649		$ 3,654,037
ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	101,969.166	$ 12.55	$ 1,279,713
Non-Qualified XIV	18,590.929	12.48	232,015
Non-Qualified XV	8,482.046	12.45	105,601
Non-Qualified XVI	30,288.900	12.44	376,794
Non-Qualified XVIII	12,363.143	12.35	152,685
Non-Qualified XIX	19,863.436	12.38	245,909
	191,557.620		$ 2,392,717
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	142,179.122	$ 13.46	$ 1,913,731
Non-Qualified V (0.75)	355,497.460	13.54	4,813,436
Non-Qualified VII	59,848.513	14.18	848,652
Non-Qualified IX	5,845.618	13.42	78,448
Non-Qualified X	2,441.799	13.46	32,867
Non-Qualified XII	4,605.857	13.53	62,317
Non-Qualified XIII	81,646.898	13.14	1,072,840
Non-Qualified XIV	50,412.817	13.08	659,400
Non-Qualified XV	25,586.620	13.04	333,650
Non-Qualified XVI	31,766.176	13.03	413,913
Non-Qualified XVIII	22,187.325	12.93	286,882
Non-Qualified XIX	44,245.497	12.97	573,864
Non-Qualified XX	893.933	13.51	12,077
	827,157.635		$ 11,102,077

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	261,180.038	$ 20.16	$ 5,265,390
Non-Qualified VIII	34,892.387	20.23	705,873
Non-Qualified XIII	64,513.246	15.70	1,012,858
Non-Qualified XIV	52,012.577	15.62	812,436
Non-Qualified XV	18,410.000	15.58	286,828
Non-Qualified XVI	28,910.898	15.57	450,143
Non-Qualified XVIII	68,040.713	15.45	1,051,229
Non-Qualified XIX	19,675.644	15.49	304,776
	547,635.503		$ 9,889,533
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	55,180.519	$ 24.58	$ 1,356,337
Non-Qualified V (0.75)	329,485.628	24.92	8,210,782
Non-Qualified IX	17,667.721	24.42	431,446
Non-Qualified XX	12,639.755	24.78	313,213
	414,973.623		$ 10,311,778
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	113,082.688	$ 12.92	$ 1,461,028
Non-Qualified XIV	102,195.181	12.82	1,310,142
Non-Qualified XV	24,665.811	12.76	314,736
Non-Qualified XVI	37,325.842	12.75	475,904
Non-Qualified XVIII	10,340.144	12.59	130,182
Non-Qualified XIX	39,135.033	12.64	494,667
	326,744.699		$ 4,186,659
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	784.842	$ 12.63	$ 9,913
Non-Qualified V (0.75)	10,550.143	12.80	135,042
	11,334.985		$ 144,955
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	694,014.462	$ 12.51	$ 8,682,121
Non-Qualified XIV	692,293.528	12.41	8,591,363
Non-Qualified XV	182,183.388	12.36	2,251,787
Non-Qualified XVI	306,666.565	12.35	3,787,332
Non-Qualified XVIII	89,612.991	12.20	1,093,278
Non-Qualified XIX	268,431.166	12.25	3,288,282
	2,233,202.100		$ 27,694,163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	219,617.233	$ 12.27	$ 2,694,703
Non-Qualified VIII	16,434.646	12.32	202,475
	236,051.879		$ 2,897,178
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	25,645.271	$ 19.53	$ 500,852
Non-Qualified V (0.75)	376,834.320	19.89	7,495,235
Non-Qualified IX	709.133	19.35	13,722
Non-Qualified XIII	269,607.818	12.53	3,378,186
Non-Qualified XIV	131,244.782	12.47	1,636,622
Non-Qualified XV	60,695.027	12.44	755,046
Non-Qualified XVI	118,605.379	12.43	1,474,265
Non-Qualified XVIII	11,203.242	12.33	138,136
Non-Qualified XIX	26,637.523	12.36	329,240
Non-Qualified XX	1,145.574	19.75	22,625
	1,022,328.069		$ 15,743,929
ING Legg Mason Value Portfolio - Institutional Class
Annuity contracts in payout	146,680.858	$ 10.94	$ 1,604,689
Contracts in accumulation period:
Non-Qualified XIII	442,332.578	11.39	5,038,168
Non-Qualified XIV	712,535.006	11.28	8,037,395
Non-Qualified XV	276,152.023	11.23	3,101,187
Non-Qualified XVI	123,691.686	11.21	1,386,584
Non-Qualified XVIII	39,344.709	11.05	434,759
Non-Qualified XIX	154,175.035	11.10	1,711,343
	1,894,911.895		$ 21,314,125
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,066.103	$ 11.21	$ 34,371
Non-Qualified V (0.75)	34,460.588	11.36	391,472
Non-Qualified XX	737.801	11.30	8,337
	38,264.492		$ 434,180
ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	44,959.043	$ 12.66	$ 569,181
Non-Qualified XIV	79,498.430	12.57	999,295
Non-Qualified XV	11,361.251	12.53	142,356
Non-Qualified XVI	5,329.155	12.51	66,668
Non-Qualified XVIII	14,196.069	12.38	175,747
Non-Qualified XIX	19,982.487	12.42	248,182
	175,326.435		$ 2,201,429

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	144,859.127	$ 12.33	$ 1,786,113
Non-Qualified XIV	147,187.114	12.24	1,801,570
Non-Qualified XV	167,999.925	12.20	2,049,599
Non-Qualified XVI	113,614.531	12.18	1,383,825
Non-Qualified XVIII	14,954.908	12.05	180,207
Non-Qualified XIX	82,040.208	12.09	991,866
	670,655.813		$ 8,193,180
ING LifeStyle Moderate Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	308,301.303	$ 12.06	$ 3,718,114
Non-Qualified XIV	310,316.868	11.97	3,714,493
Non-Qualified XV	130,140.939	11.93	1,552,581
Non-Qualified XVI	261,350.570	11.91	3,112,685
Non-Qualified XVIII	42,454.657	11.79	500,540
Non-Qualified XIX	183,811.477	11.83	2,174,490
	1,236,375.814		$ 14,772,903
ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	188,932.970	$ 11.79	$ 2,227,520
Non-Qualified XIV	294,153.259	11.71	3,444,535
Non-Qualified XV	137,409.708	11.66	1,602,197
Non-Qualified XVI	245,689.344	11.65	2,862,281
Non-Qualified XVIII	25,886.568	11.53	298,472
Non-Qualified XIX	159,144.287	11.57	1,841,299
	1,051,216.136		$ 12,276,304
ING Lord Abbett Affiliated Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	99,329.830	$ 11.12	$ 1,104,548
Non-Qualified V (0.75)	518,114.996	11.21	5,808,069
Non-Qualified IX	1,915.128	11.07	21,200
Non-Qualified XII	2,670.162	11.21	29,933
Non-Qualified XX	5,913.663	11.18	66,115
	627,943.779		$ 7,029,865
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	6,609.506	$ 11.17	$ 73,828
Non-Qualified XIV	37,398.906	11.11	415,502
Non-Qualified XV	18,782.522	11.08	208,110
Non-Qualified XVI	17,816.298	11.07	197,226
Non-Qualified XIX	5,444.882	11.02	60,003
	86,052.114		$ 954,669

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,525.761	$ 13.30	$ 166,593
Non-Qualified V (0.75)	81,314.797	13.48	1,096,123
Non-Qualified XII	294.606	13.47	3,968
Non-Qualified XIII	26,748.250	11.44	306,000
Non-Qualified XIV	16,127.385	11.38	183,530
Non-Qualified XV	7,954.204	11.35	90,280
Non-Qualified XVI	12,898.272	11.34	146,266
Non-Qualified XVIII	2,805.756	11.25	31,565
Non-Qualified XIX	10,431.894	11.28	117,672
	171,100.925		$ 2,141,997
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,177.157	$ 18.13	$ 293,292
Non-Qualified V (0.75)	136,567.354	18.37	2,508,742
Non-Qualified VII	200,439.029	12.70	2,545,576
Non-Qualified VIII	20,811.750	12.74	265,142
Non-Qualified IX	4,497.979	18.01	81,009
Non-Qualified XII	1,903.633	18.35	34,932
Non-Qualified XIII	138,554.985	18.27	2,531,400
Non-Qualified XIV	145,345.993	18.12	2,633,669
Non-Qualified XV	28,467.551	18.05	513,839
Non-Qualified XVI	59,514.391	18.03	1,073,044
Non-Qualified XVIII	19,967.081	17.81	355,614
Non-Qualified XIX	49,173.762	17.88	879,227
Non-Qualified XX	937.935	18.27	17,136
	822,358.600		$ 13,732,622
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,610,425.920	$ 11.86	$ 19,099,651
Non-Qualified VIII	429,766.809	11.91	5,118,523
Non-Qualified XIII	1,605,201.871	12.00	19,262,422
Non-Qualified XIV	2,036,079.594	11.91	24,249,708
Non-Qualified XV	611,870.611	11.86	7,256,785
Non-Qualified XVI	905,315.148	11.84	10,718,931
Non-Qualified XVIII	119,215.504	11.69	1,393,629
Non-Qualified XIX	493,983.953	11.74	5,799,372
	7,811,859.410		$ 92,899,021

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,894.861	$ 14.29	$ 198,558
Non-Qualified V (0.75)	89,733.733	14.63	1,312,805
Non-Qualified IX	681.284	14.72	10,029
Non-Qualified X	948.187	14.29	13,550
Non-Qualified XII	2,982.983	14.60	43,552
Non-Qualified XX	3,097.136	14.50	44,908
	111,338.184		$ 1,623,402
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	29,353.724	$ 18.54	$ 544,218
Non-Qualified V (0.75)	171,327.029	18.79	3,219,235
Non-Qualified IX	3,021.433	18.42	55,655
Non-Qualified XII	990.885	18.76	18,589
Non-Qualified XX	13,845.637	18.69	258,775
	218,538.708		$ 4,096,472
ING Oppenheimer Main Street Portfolio® - Institutional
Class
Annuity contracts in payout	24,471.000	$11.49 to $12.58	287,408
Contracts in accumulation period:
Non-Qualified VII	38,150.213	12.93	493,282
Non-Qualified VIII	8,086.391	12.98	104,961
Non-Qualified XIII	35,938.348	13.09	470,433
Non-Qualified XIV	42,607.178	12.98	553,041
Non-Qualified XV	14,974.069	12.93	193,615
Non-Qualified XVI	21,764.987	12.91	280,986
Non-Qualified XVIII	17,370.318	12.76	221,645
Non-Qualified XIX	30,932.272	12.81	396,242
	234,294.776		$ 3,001,613
ING Oppenheimer Main Street Portfolio® - Service
Class
Contracts in accumulation period:
Non-Qualified V	515.048	$ 12.83	$ 6,608
Non-Qualified V (0.75)	5,433.872	13.00	70,640
	5,948.920		$ 77,248
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,163.652	$ 11.46	$ 173,775
Non-Qualified V (0.75)	63,538.994	11.61	737,688
Non-Qualified VII	159,124.039	11.45	1,821,970
Non-Qualified VIII	5,433.415	11.49	62,430
Non-Qualified XX	3,954.216	11.55	45,671
Non-Qualified XXII	822.694	10.75	8,844
	248,037.010		$ 2,850,378

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	207,380.658	$ 9.11	$ 1,889,238
Non-Qualified V (0.75)	438,107.992	9.19	4,026,212
Non-Qualified IX	4,539.356	9.07	41,172
Non-Qualified XII	22,554.656	9.18	207,052
Non-Qualified XX	13,816.776	9.16	126,562
	686,399.438		$ 6,290,236
ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	352,566.000	$12.14 to $13.22	$ 4,588,685
Contracts in accumulation period:
Non-Qualified V	11,518.889	11.23	129,357
Non-Qualified V (0.75)	42,778.211	11.32	484,249
Non-Qualified IX	997.223	11.18	11,149
Non-Qualified XIII	324,340.806	13.33	4,323,463
Non-Qualified XIV	535,982.116	13.22	7,085,684
Non-Qualified XV	234,073.331	13.17	3,082,746
Non-Qualified XVI	61,598.848	13.15	810,025
Non-Qualified XVIII	23,330.525	12.99	303,064
Non-Qualified XIX	76,157.780	13.04	993,097
	1,663,343.729		$ 21,811,519
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	68,106.876	11.07	$ 753,943
Non-Qualified V (0.75)	243,440.440	11.16	2,716,795
Non-Qualified IX	6,802.050	11.02	74,959
Non-Qualified XII	14,136.711	11.15	157,624
Non-Qualified XX	4,920.759	11.12	54,719
	337,406.836		$ 3,758,040
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	40,110.777	$ 11.05	$ 443,224
Non-Qualified XIV	26,072.783	11.00	286,801
Non-Qualified XV	4,566.420	10.97	50,094
Non-Qualified XVI	25,113.401	10.96	275,243
Non-Qualified XVIII	6,036.465	10.88	65,677
Non-Qualified XIX	11,586.045	10.90	126,288
	113,485.891		$ 1,247,327
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	196,920.843	$ 12.76	$ 2,512,710
Non-Qualified V (0.75)	446,484.048	12.93	5,773,039
Non-Qualified IX	19,833.371	12.68	251,487
Non-Qualified XII	3,175.249	12.92	41,024
Non-Qualified XX	33,570.054	12.86	431,711
	699,983.565		$ 9,009,971

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	67,055.992	$ 16.97	$ 1,137,940
Non-Qualified V (0.75)	235,323.321	17.37	4,087,566
Non-Qualified IX	245.586	17.84	4,381
Non-Qualified XIII	47,108.127	11.31	532,793
Non-Qualified XIV	27,333.803	11.25	307,505
Non-Qualified XV	27,823.316	11.22	312,178
Non-Qualified XVI	39,951.666	11.21	447,858
Non-Qualified XVIII	4,244.681	11.13	47,243
Non-Qualified XIX	22,901.830	11.15	255,355
Non-Qualified XX	12,335.744	17.21	212,298
Non-Qualified XXII	1,436.401	11.46	16,461
	485,760.467		$ 7,361,578
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	27,728.426	$ 11.31	$ 313,608
Non-Qualified XIV	23,754.941	11.25	267,243
Non-Qualified XV	6,675.199	11.22	74,896
Non-Qualified XVI	19,150.529	11.21	214,677
Non-Qualified XVIII	11,798.631	11.13	131,319
Non-Qualified XIX	23,921.617	11.15	266,726
	113,029.343		$ 1,268,469
ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	102,813.248	$ 12.04	$ 1,237,872
Non-Qualified XIV	239,978.762	11.94	2,865,346
Non-Qualified XV	27,374.164	11.89	325,479
Non-Qualified XVI	76,270.472	11.88	906,093
Non-Qualified XVIII	7,375.378	11.73	86,513
Non-Qualified XIX	48,406.220	11.78	570,225
	502,218.244		$ 5,991,528
ING Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,997.131	$ 12.82	$ 217,903
Non-Qualified V (0.75)	74,359.966	12.99	965,936
Non-Qualified IX	900.621	12.73	11,465
	92,257.718		$ 1,195,304
ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,381.765	$ 9.99	$ 113,704
Non-Qualified V (0.75)	132,906.396	10.07	1,338,367
Non-Qualified IX	542.286	9.95	5,396
Non-Qualified XII	2,206.915	10.07	22,224
Non-Qualified XX	2,373.084	10.04	23,826
	149,410.446		$ 1,503,517

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Institutional Class
Annuity contracts in payout	290,172.000	$9.41 to $9.42	$ 2,730,621
Contracts in accumulation period:
Non-Qualified V	19,589.766	9.55	187,082
Non-Qualified V (0.75)	189,254.195	9.56	1,809,270
Non-Qualified VII	860,893.048	9.62	8,281,791
Non-Qualified VIII	136,367.571	9.63	1,313,220
Non-Qualified XIII	339,689.412	9.63	3,271,209
Non-Qualified XIV	404,887.221	9.63	3,899,064
Non-Qualified XV	141,040.969	9.62	1,356,814
Non-Qualified XVI	129,828.356	9.62	1,248,949
Non-Qualified XVIII	17,760.475	9.62	170,856
Non-Qualified XIX	59,580.314	9.62	573,163
	2,589,063.327		$ 24,842,039
ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	32,901.831	$ 11.60	$ 381,661
Non-Qualified V (0.75)	74,740.970	11.70	874,469
Non-Qualified VII	6,899.396	11.63	80,240
Non-Qualified XX	777.479	11.66	9,065
	115,319.676		$ 1,345,435
ING Wells Fargo Disciplined Value Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	867.369	$ 10.22	$ 8,865
Non-Qualified V (0.75)	5,048.821	10.31	52,053
Non-Qualified XII	31.081	10.30	320
Non-Qualified XIII	9,246.175	10.19	94,219
Non-Qualified XIV	4,910.478	10.14	49,792
Non-Qualified XV	1,550.430	10.11	15,675
Non-Qualified XVI	11,207.662	10.11	113,309
Non-Qualified XIX	4,099.647	10.06	41,242
	36,961.663		$ 375,475
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	90.016	$ 10.08	$ 907
Non-Qualified XIII	4,715.615	9.99	47,109
Non-Qualified XIV	11,929.610	9.94	118,580
Non-Qualified XV	2,934.809	9.92	29,113
Non-Qualified XVI	7,037.811	9.91	69,745
Non-Qualified XIX	5,377.381	9.86	53,021
	32,085.242		$ 318,475

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Non-Qualified V	4,661.470	$ 12.57	$ 58,595
Non-Qualified V (0.75)	16,227.490	12.93	209,821
	20,888.960		$ 268,416
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	11,063.081	$ 15.09	$ 166,942
Non-Qualified V (0.75)	70,281.396	15.53	1,091,470
Non-Qualified IX	667.036	14.88	9,925
Non-Qualified XX	7,405.666	17.62	130,488
	89,417.179		$ 1,398,825
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,289.930	$ 10.85	$ 13,996
Non-Qualified V (0.75)	37,793.728	10.94	413,463
Non-Qualified XII	30.676	10.93	335
Non-Qualified XX	23,825.173	10.91	259,933
	62,939.507		$ 687,727
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	46,885.511	$ 18.29	$ 857,536
Non-Qualified V (0.75)	158,536.208	18.82	2,983,651
Non-Qualified IX	110.472	18.03	1,992
Non-Qualified XII	3,195.114	18.77	59,972
Non-Qualified XIII	41,396.872	10.63	440,049
Non-Qualified XIV	24,932.896	10.58	263,790
Non-Qualified XV	9,324.412	10.55	98,373
Non-Qualified XVI	18,828.012	10.54	198,447
Non-Qualified XVIII	6,323.285	10.46	66,142
Non-Qualified XIX	13,216.318	10.49	138,639
Non-Qualified XX	5,994.139	20.69	124,019
	328,743.239		$ 5,232,610
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	645.990	$ 10.23	$ 6,608
Non-Qualified V (0.75)	756.967	10.32	7,812
Non-Qualified XIII	51,801.420	10.28	532,519
Non-Qualified XIV	37,485.305	10.23	383,475
Non-Qualified XV	19,063.359	10.21	194,637
Non-Qualified XVI	36,112.924	10.20	368,352
Non-Qualified XVIII	5,870.361	10.12	59,408
Non-Qualified XIX	12,134.039	10.15	123,160
	163,870.365		$ 1,675,971

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,225.293	$ 13.53	$ 273,648
Non-Qualified V (0.75)	94,883.677	13.92	1,320,781
Non-Qualified IX	85.749	13.01	1,116
Non-Qualified XIII	29,048.016	11.33	329,114
Non-Qualified XIV	38,373.703	11.27	432,472
Non-Qualified XV	19,203.310	11.24	215,845
Non-Qualified XVI	33,560.663	11.23	376,886
Non-Qualified XVIII	11,658.474	11.15	129,992
Non-Qualified XIX	26,449.950	11.18	295,710
Non-Qualified XXII	900.768	11.44	10,305
	274,389.603		$ 3,385,869
ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	158,863.000	$16.01 to $19.00	$ 2,982,075
Contracts in accumulation period:
Non-Qualified V	173,310.419	32.69	5,665,518
Non-Qualified V (0.75)	131,082.402	34.69	4,547,249
Non-Qualified VII	180,916.369	17.81	3,222,121
Non-Qualified VIII	46,155.913	18.09	834,960
Non-Qualified IX	4,654.455	31.83	148,151
Non-Qualified X	2,649.340	32.69	86,607
Non-Qualified XII	4,094.544	15.99	65,472
Non-Qualified XIII	495,154.178	14.75	7,303,524
Non-Qualified XIV	546,076.555	14.33	7,825,277
Non-Qualified XV	138,046.611	14.13	1,950,599
Non-Qualified XVI	129,017.233	12.04	1,553,367
Non-Qualified XVIII	39,859.538	11.64	463,965
Non-Qualified XIX	104,032.240	11.77	1,224,459
Non-Qualified XX	1,642.581	19.09	31,357
	2,155,555.378		$ 37,904,701
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	39,063.674	$ 17.47	$ 682,442
Non-Qualified V (0.75)	109,611.425	17.98	1,970,813
Non-Qualified IX	2,062.080	17.23	35,530
Non-Qualified XX	14,663.642	20.01	293,419
	165,400.821		$ 2,982,204

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio
- Initial Class
Annuity contracts in payout	111,202.000	$11.25 to $12.09	$ 1,254,805
Contracts in accumulation period:
Non-Qualified V	200,910.857	16.60	3,335,120
Non-Qualified V (0.75)	140,342.396	17.61	2,471,430
Non-Qualified VII	985,075.517	15.79	15,554,342
Non-Qualified VIII	158,510.578	10.86	1,721,425
Non-Qualified IX	6,464.160	16.16	104,461
Non-Qualified X	6,499.833	16.60	107,897
Non-Qualified XII	1,203.348	9.61	11,564
Non-Qualified XIII	280,356.487	9.07	2,542,833
Non-Qualified XIV	358,340.884	8.82	3,160,567
Non-Qualified XV	104,490.811	8.69	908,025
Non-Qualified XVI	110,710.693	6.10	675,335
Non-Qualified XVIII	33,471.883	5.90	197,484
Non-Qualified XIX	46,627.478	5.96	277,900
Non-Qualified XX	549.883	16.02	8,809
	2,544,756.808		$ 32,331,997
ING Lord Abbett U.S. Government Securities Portfolio -
Initial Class
Contracts in accumulation period:
Non-Qualified VII	138,619.082	$ 11.04	$ 1,530,355
Non-Qualified VIII	54.463	11.06	602
Non-Qualified XIII	209,900.585	11.12	2,334,095
Non-Qualified XIV	290,431.938	11.06	3,212,177
Non-Qualified XV	107,966.117	11.03	1,190,866
Non-Qualified XVI	109,759.559	11.02	1,209,550
Non-Qualified XVIII	46,705.636	10.94	510,960
Non-Qualified XIX	107,161.239	10.97	1,175,559
	1,010,598.619		$ 11,164,164
ING Neuberger Berman Partners Portfolio - Initial Class
Annuity contracts in payout	605,960.000	$11.09 to $11.28	$ 6,807,519
Contracts in accumulation period:
Non-Qualified VII	850,231.747	11.09	9,429,070
Non-Qualified VIII	297,011.906	11.12	3,302,772
Non-Qualified XIII	494,389.244	11.17	5,522,328
Non-Qualified XIV	761,077.557	11.11	8,455,572
Non-Qualified XV	254,669.806	11.09	2,824,288
Non-Qualified XVI	138,923.512	11.08	1,539,273
Non-Qualified XVIII	46,593.254	10.99	512,060
Non-Qualified XIX	148,805.347	11.02	1,639,835
	3,597,662.373		$ 40,032,717

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	2,447.240	$ 11.23	$ 27,483
Non-Qualified V (0.75)	1,707.625	11.33	19,347
	4,154.865		$ 46,830
ING Neuberger Berman Regency Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	5,990.179	$ 10.25	$ 61,399
Non-Qualified XIV	4,009.493	10.20	40,897
Non-Qualified XV	431.188	10.17	4,385
Non-Qualified XVI	2,013.133	10.16	20,453
Non-Qualified XIX	715.154	10.11	7,230
	13,159.147		$ 134,364
ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,126.932	$ 12.27	$ 332,847
Non-Qualified V (0.75)	35,129.306	12.62	443,332
Non-Qualified IX	1,797.363	11.59	20,831
Non-Qualified XX	538.390	14.68	7,904
	64,591.991		$ 804,914
ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	370,256.000	$14.26 to $14.32	$ 5,279,881
Contracts in accumulation period:
Non-Qualified V	768,015.120	14.29	10,974,936
Non-Qualified V (0.75)	1,838,173.922	14.49	26,635,140
Non-Qualified VII	3,890,901.288	14.67	57,079,522
Non-Qualified VIII	605,499.295	14.73	8,919,005
Non-Qualified IX	41,753.942	14.18	592,071
Non-Qualified X	20,538.857	14.29	293,500
Non-Qualified XII	17,453.333	14.47	252,550
Non-Qualified XIII	1,272,025.061	14.86	18,902,292
Non-Qualified XIV	1,190,136.902	14.73	17,530,717
Non-Qualified XV	368,050.057	14.67	5,399,294
Non-Qualified XVI	223,720.399	14.65	3,277,504
Non-Qualified XVIII	65,837.757	14.47	952,672
Non-Qualified XIX	192,415.250	14.53	2,795,794
Non-Qualified XX	37,111.207	14.41	534,772
Non-Qualified XXII	2,271.804	12.18	27,671
	10,904,160.194		$ 159,447,321

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class
Annuity contracts in payout	303,359.041	$11.33 to $11.79	$ 3,526,442
Contracts in accumulation period:
Non-Qualified V	279,772.917	11.51	3,220,186
Non-Qualified V (0.75)	570,666.883	11.68	6,665,389
Non-Qualified VII	1,278,257.635	11.58	14,802,223
Non-Qualified VIII	273,719.569	11.63	3,183,359
Non-Qualified IX	5,633.199	11.43	64,387
Non-Qualified X	4,627.286	11.51	53,260
Non-Qualified XII	134.334	11.66	1,566
Non-Qualified XIII	908,085.418	11.72	10,642,761
Non-Qualified XIV	939,888.752	11.63	10,930,906
Non-Qualified XV	302,140.898	11.58	3,498,792
Non-Qualified XVI	469,178.689	11.56	5,423,706
Non-Qualified XVIII	140,662.102	11.42	1,606,361
Non-Qualified XIX	250,873.051	11.47	2,877,514
Non-Qualified XX	11,365.120	11.61	131,949
Non-Qualified XXII	825.925	11.36	9,383
	5,739,190.819		$ 66,638,184
ING Oppenheimer Strategic Income Portfolio - Service
Class
Annuity contracts in payout	1,752.182	$ 11.51	$ 20,168
	1,752.182		$ 20,168
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	130,491.083	$ 12.69	$ 1,655,932
Non-Qualified V (0.75)	456,744.871	13.06	5,965,088
Non-Qualified IX	20,442.529	12.51	255,736
Non-Qualified XX	11,918.061	12.62	150,406
	619,596.544		$ 8,027,162
ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	5,359.574	$ 11.08	$ 59,384
Non-Qualified V (0.75)	23,808.970	11.18	266,184
Non-Qualified XX	2,655.973	11.14	29,588
	31,824.517		$ 355,156
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	53,358.047	$ 12.07	$ 644,032
Non-Qualified V (0.75)	61,315.374	12.23	749,887
Non-Qualified IX	4,809.083	11.99	57,661
	119,482.504		$ 1,451,580

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	67,171.544	$ 12.53	$ 841,659
Non-Qualified V (0.75)	124,041.276	12.70	1,575,324
	191,212.820		$ 2,416,983
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	74,640.997	$ 12.97	$ 968,094
Non-Qualified V (0.75)	50,319.096	13.15	661,696
	124,960.093		$ 1,629,790
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,058.648	$ 13.38	$ 428,945
Non-Qualified V (0.75)	69,815.049	13.56	946,692
Non-Qualified XX	405.318	13.49	5,468
	102,279.015		$ 1,381,105
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	24,564.114	$ 11.35	$ 278,803
Non-Qualified V (0.75)	85,585.999	11.51	985,095
	110,150.113		$ 1,263,898
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	612,088.298	$ 13.39	$ 8,195,862
Non-Qualified V (0.75)	631,684.517	13.58	8,578,276
Non-Qualified VII	1,081,870.525	14.06	15,211,100
Non-Qualified VIII	185,699.729	14.12	2,622,080
Non-Qualified IX	31,954.173	13.29	424,671
Non-Qualified X	17,064.034	13.39	228,487
Non-Qualified XII	6,326.573	13.56	85,788
Non-Qualified XIII	939,669.717	14.23	13,371,500
Non-Qualified XIV	794,971.057	14.12	11,224,991
Non-Qualified XV	301,936.036	14.06	4,245,221
Non-Qualified XVI	143,271.265	14.04	2,011,529
Non-Qualified XVIII	85,017.671	13.87	1,179,195
Non-Qualified XIX	91,903.590	13.92	1,279,298
Non-Qualified XX	1,834.003	13.50	24,759
Non-Qualified XXII	1,930.967	12.59	24,311
	4,927,222.155		$ 68,707,068

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Annuity contracts in payout	405,895.000	$13.43 to $17.33	$ 7,008,960
Contracts in accumulation period:
Non-Qualified V	145,888.791	26.01	3,794,567
Non-Qualified V (0.75)	260,428.464	27.59	7,185,221
Non-Qualified VII	982,829.962	32.60	32,040,257
Non-Qualified VIII	111,888.809	23.89	2,673,024
Non-Qualified IX	11,615.738	25.32	294,110
Non-Qualified X	6,162.507	26.01	160,287
Non-Qualified XII	2,212.225	16.29	36,037
Non-Qualified XX	34,631.403	17.75	614,707
Non-Qualified XXII	1,308.762	12.35	16,163
	1,962,861.661		$ 53,823,333
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,347.644	$ 12.72	$ 118,902
Non-Qualified V (0.75)	36,921.586	12.82	473,335
Non-Qualified IX	319.435	12.66	4,044
Non-Qualified XIII	17,452.069	12.80	223,386
Non-Qualified XIV	5,507.174	12.74	70,161
Non-Qualified XV	10,746.333	12.71	136,586
Non-Qualified XVI	23,553.722	12.69	298,897
Non-Qualified XVIII	7,354.310	12.60	92,664
Non-Qualified XIX	9,503.571	12.63	120,030
	120,705.844		$ 1,538,005
ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	184,936.000	$13.23 to $19.73	$ 3,615,837
Contracts in accumulation period:
Non-Qualified V	114,238.867	32.37	3,697,912
Non-Qualified V (0.75)	101,856.051	34.35	3,498,755
Non-Qualified VII	279,192.414	15.15	4,229,765
Non-Qualified VIII	68,807.717	15.39	1,058,951
Non-Qualified IX	3,111.417	31.51	98,041
Non-Qualified X	4,644.242	32.37	150,334
Non-Qualified XIII	325,369.693	12.69	4,128,941
Non-Qualified XIV	319,608.099	12.33	3,940,768
Non-Qualified XV	79,884.330	12.15	970,595
Non-Qualified XVI	150,721.230	7.68	1,157,539
Non-Qualified XVIII	14,254.163	7.43	105,908
Non-Qualified XIX	103,367.615	7.51	776,291
Non-Qualified XX	287.272	16.40	4,711
	1,750,279.110		$ 27,434,348

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	194,854.672	$ 17.70	$ 3,448,928
Non-Qualified V (0.75)	189,848.628	18.78	3,565,357
Non-Qualified VI	19,054.362	15.03	286,387
Non-Qualified VII	720,086.337	17.28	12,443,092
Non-Qualified VIII	103,786.180	12.03	1,248,548
Non-Qualified IX	7,453.640	17.23	128,426
Non-Qualified X	84,934.365	17.70	1,503,338
Non-Qualified XI	9,478.167	15.03	142,457
Non-Qualified XIII	167,863.968	11.87	1,992,545
Non-Qualified XIV	316,973.635	11.54	3,657,876
Non-Qualified XV	81,068.387	11.37	921,748
Non-Qualified XVI	117,947.680	8.51	1,003,735
Non-Qualified XVIII	27,677.446	8.23	227,785
Non-Qualified XIX	41,627.946	8.32	346,345
Non-Qualified XX	584.639	16.35	9,559
	2,083,240.052		$ 30,926,126
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	1,567.706	$ 10.09	$ 15,818
Non-Qualified XV	1,710.470	10.01	17,122
Non-Qualified XIX	296.006	9.95	2,945
	3,574.182		$ 35,885
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	25,649.508	$ 13.84	$ 354,989
Non-Qualified V (0.75)	144,572.111	14.24	2,058,707
Non-Qualified IX	2,211.963	13.64	30,171
Non-Qualified XII	33.865	14.20	481
Non-Qualified XX	7,587.624	16.31	123,754
	180,055.071		$ 2,568,102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	523,595.058	$ 12.16	$ 6,366,916
Non-Qualified V (0.75)	657,605.605	12.34	8,114,853
Non-Qualified VII	2,090,696.606	12.34	25,799,196
Non-Qualified VIII	573,717.321	12.39	7,108,358
Non-Qualified IX	5,679.904	12.07	68,556
Non-Qualified X	10,551.845	12.16	128,310
Non-Qualified XII	587.752	12.32	7,241
Non-Qualified XIII	1,864,760.165	12.49	23,290,854
Non-Qualified XIV	1,930,759.148	12.39	23,922,106
Non-Qualified XV	613,000.919	12.34	7,564,431
Non-Qualified XVI	496,833.863	12.32	6,120,993
Non-Qualified XVIII	92,010.891	12.17	1,119,773
Non-Qualified XIX	264,987.187	12.22	3,238,143
Non-Qualified XX	8,513.103	12.27	104,456
	9,133,299.367		$ 112,954,186
ING VP Strategic Allocation Conservative Portfolio -
Class I
Annuity contracts in payout	153,668.951	$ 17.01	$ 2,613,909
Contracts in accumulation period:
Non-Qualified V	52,538.906	19.25	1,011,374
Non-Qualified V (0.75)	48,083.848	20.42	981,872
Non-Qualified VII	320,451.947	18.87	6,046,928
Non-Qualified VIII	130,985.045	17.83	2,335,463
Non-Qualified IX	847.335	18.74	15,879
Non-Qualified X	5,340.723	19.97	106,654
	711,916.755		$ 13,112,079
ING VP Strategic Allocation Growth Portfolio - Class I
Annuity contracts in payout	179,481.000	$10.96 to $14.83	$ 2,628,197
Contracts in accumulation period:
Non-Qualified V	71,728.771	21.59	1,548,624
Non-Qualified V (0.75)	118,507.404	22.91	2,715,005
Non-Qualified VII	273,725.288	21.17	5,794,764
Non-Qualified VIII	59,063.285	19.07	1,126,337
Non-Qualified IX	2,740.185	21.02	57,599
Non-Qualified X	10,405.552	22.40	233,084
	715,651.485		$ 14,103,610

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio - Class
I
Annuity contracts in payout	260,401.000	$11.21 to $14.47	$ 3,744,537
Contracts in accumulation period:
Non-Qualified V	52,633.179	20.31	1,068,980
Non-Qualified V (0.75)	47,232.092	21.55	1,017,852
Non-Qualified VII	448,223.407	19.91	8,924,128
Non-Qualified VIII	78,001.678	18.27	1,425,091
Non-Qualified IX	500.134	19.77	9,888
Non-Qualified X	2,678.647	21.08	56,466
Non-Qualified XX	3,581.299	14.90	53,361
	893,251.436		$ 16,300,303
ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	1,461,949.000	$8.47 to $324.86	$ 83,568,535
Contracts in accumulation period:
Non-Qualified 1964	958.687	277.04	265,595
Non-Qualified V	2,022,081.260	25.81	52,189,917
Non-Qualified V (0.75)	3,547,039.871	27.39	97,153,422
Non-Qualified VI	690,582.821	24.30	16,781,163
Non-Qualified VII	1,685,640.864	25.37	42,764,709
Non-Qualified VIII	355,532.426	17.19	6,111,602
Non-Qualified IX	48,546.846	25.13	1,219,982
Non-Qualified X	793,301.649	26.50	21,022,494
Non-Qualified XI	5,645.447	24.95	140,854
Non-Qualified XII	36,751.310	11.01	404,632
Non-Qualified XIII	603,244.364	10.52	6,346,131
Non-Qualified XIV	579,841.430	10.22	5,925,979
Non-Qualified XV	248,815.812	10.08	2,508,063
Non-Qualified XVI	165,824.912	8.99	1,490,766
Non-Qualified XVIII	38,070.059	8.69	330,829
Non-Qualified XIX	43,981.437	8.79	386,597
Non-Qualified XX	34,871.766	15.75	549,230
Non-Qualified XXII	2,396.075	11.78	28,226
	12,365,076.036		$ 339,188,726
ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	28,718.931	$ 11.18	$ 321,078
Non-Qualified VIII	3,507.111	11.26	39,490
Non-Qualified XIII	226,592.800	11.41	2,585,424
Non-Qualified XIV	116,408.155	11.26	1,310,756
Non-Qualified XV	8,358.660	11.18	93,450
Non-Qualified XVI	382,017.262	11.15	4,259,492
Non-Qualified XVIII	26,149.822	10.92	285,556
Non-Qualified XIX	467,820.468	11.00	5,146,025
	1,259,573.209		$ 14,041,271

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	22,495.382	$ 10.84	$ 243,850
Non-Qualified VIII	12,595.601	10.91	137,418
Non-Qualified XIII	72,126.890	11.06	797,723
Non-Qualified XIV	62,126.415	10.91	677,799
Non-Qualified XV	18,045.173	10.84	195,610
Non-Qualified XVI	229,416.945	10.82	2,482,291
Non-Qualified XVIII	22,408.627	10.61	237,756
Non-Qualified XIX	126,954.497	10.68	1,355,874
	566,169.530		$ 6,128,321
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	521,724.407	$ 10.56	$ 5,509,410
Non-Qualified VIII	299,212.264	10.63	3,180,626
Non-Qualified XIII	355,312.948	10.76	3,823,167
Non-Qualified XIV	201,537.671	10.63	2,142,345
Non-Qualified XV	85,242.767	10.56	900,164
Non-Qualified XVI	331,687.397	10.54	3,495,985
Non-Qualified XVIII	34,042.568	10.34	352,000
Non-Qualified XIX	375,648.797	10.41	3,910,504
	2,204,408.819		$ 23,314,201
ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	39,099.576	$ 11.10	$ 434,005
Non-Qualified VIII	670.603	11.16	7,484
Non-Qualified XIII	44,712.857	11.29	504,808
Non-Qualified XIV	61,682.717	11.16	688,379
Non-Qualified XV	19,761.402	11.10	219,352
Non-Qualified XVI	102,454.981	11.07	1,134,177
Non-Qualified XVIII	9,508.574	10.88	103,453
Non-Qualified XIX	85,945.102	10.95	941,099
	363,835.812		$ 4,032,757
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	20,400.130	$ 11.53	$ 235,213
Non-Qualified VIII	6,555.050	11.60	76,039
Non-Qualified XIII	93,329.571	11.72	1,093,823
Non-Qualified XIV	11,908.103	11.60	138,134
Non-Qualified XV	11,080.064	11.53	127,753
Non-Qualified XVI	33,549.197	11.51	386,151
Non-Qualified XVIII	4,642.668	11.32	52,555
Non-Qualified XIX	24,879.533	11.39	283,378
	206,344.316		$ 2,393,046

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	337,823.320	$ 11.14	$ 3,763,352
Non-Qualified VIII	70,933.967	11.20	794,460
Non-Qualified XIII	763,221.139	11.31	8,632,031
Non-Qualified XIV	945,171.370	11.20	10,585,919
Non-Qualified XV	517,740.022	11.14	5,767,624
Non-Qualified XVI	78,126.153	11.12	868,763
Non-Qualified XVIII	100.925	10.96	1,106
Non-Qualified XIX	65,751.220	11.01	723,921
	2,778,868.116		$ 31,137,176
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	248,041.907	$ 11.01	$ 2,730,941
Non-Qualified VIII	7,073.881	11.06	78,237
Non-Qualified XIII	407,004.599	11.16	4,542,171
Non-Qualified XIV	536,480.008	11.06	5,933,469
Non-Qualified XV	423,750.204	11.01	4,665,490
Non-Qualified XVI	30,926.505	10.99	339,882
Non-Qualified XVIII	362.319	10.84	3,928
Non-Qualified XIX	97,455.923	10.89	1,061,295
	1,751,095.346		$ 19,355,413
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	156,949.804	$ 11.15	$ 1,749,990
Non-Qualified VIII	17,246.105	11.21	193,329
Non-Qualified XIII	509,911.264	11.27	5,746,700
Non-Qualified XIV	379,776.685	11.18	4,245,903
Non-Qualified XV	273,381.304	11.13	3,042,734
Non-Qualified XVI	14,410.078	11.11	160,096
Non-Qualified XVIII	254.457	10.98	2,794
Non-Qualified XIX	8,904.648	11.02	98,129
	1,360,834.345		$ 15,239,675
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	41,341.375	$ 10.99	$ 454,342
Non-Qualified XIII	401,752.645	11.10	4,459,454
Non-Qualified XIV	376,427.493	11.01	4,144,467
Non-Qualified XV	233,138.572	10.97	2,557,530
Non-Qualified XVI	4,490.668	10.95	49,173
Non-Qualified XIX	18,647.169	10.88	202,881
	1,075,797.922		$ 11,867,847

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	14,395.293	$ 10.92	$ 157,197
Non-Qualified VIII	19,412.015	10.97	212,950
Non-Qualified XIII	260,586.779	11.02	2,871,666
Non-Qualified XIV	344,204.720	10.94	3,765,600
Non-Qualified XV	243,714.145	10.90	2,656,484
Non-Qualified XVI	3,901.295	10.89	42,485
Non-Qualified XIX	22,507.255	10.82	243,528
	908,721.502		$ 9,949,910
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	17,108.872	$ 10.61	$ 181,525
Non-Qualified VIII	3,309.176	10.64	35,210
Non-Qualified XIII	440,131.875	10.71	4,713,812
Non-Qualified XIV	408,427.047	10.64	4,345,664
Non-Qualified XV	152,391.732	10.61	1,616,876
Non-Qualified XVI	31,999.085	10.60	339,190
Non-Qualified XVIII	8,918.639	10.50	93,646
Non-Qualified XIX	9,868.393	10.53	103,914
	1,072,154.819		$ 11,429,837
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	95,971.519	$ 11.32	$ 1,086,398
Non-Qualified VIII	5,805.408	11.35	65,891
Non-Qualified XIII	652,792.918	11.41	7,448,367
Non-Qualified XIV	468,567.567	11.35	5,318,242
Non-Qualified XV	433,882.033	11.32	4,911,545
Non-Qualified XVI	1,031,236.392	11.31	11,663,284
Non-Qualified XVIII	413,045.517	11.21	4,630,240
Non-Qualified XIX	617,132.479	11.24	6,936,569
	3,718,433.833		$ 42,060,536
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	95,431.412	$ 10.38	$ 990,578
Non-Qualified VIII	4,074.466	10.41	42,415
Non-Qualified XIII	460,252.408	10.45	4,809,638
Non-Qualified XIV	281,175.766	10.41	2,927,040
Non-Qualified XV	224,384.736	10.38	2,329,114
Non-Qualified XVI	1,209,333.632	10.37	12,540,790
Non-Qualified XVIII	370,681.264	10.30	3,818,017
Non-Qualified XIX	568,422.133	10.32	5,866,116
	3,213,755.817		$ 33,323,708

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	43,822.148	$ 10.23	$ 448,301
Non-Qualified VIII	4,307.275	10.25	44,150
Non-Qualified XIII	494,558.792	10.28	5,084,064
Non-Qualified XIV	248,290.766	10.25	2,544,980
Non-Qualified XV	37,757.982	10.23	386,264
Non-Qualified XVI	616,635.388	10.23	6,308,180
Non-Qualified XVIII	289,811.947	10.18	2,950,286
Non-Qualified XIX	766,062.742	10.19	7,806,179
	2,501,247.040		$ 25,572,404
ING VP Global Science and Technology Portfolio -
Class I
Contracts in accumulation period:
Non-Qualified V	94,120.461	$ 4.95	$ 465,896
Non-Qualified V (0.75)	545,797.576	5.14	2,805,400
Non-Qualified VII	377,709.830	4.89	1,847,001
Non-Qualified VIII	34,056.434	4.95	168,579
Non-Qualified IX	4,785.613	4.86	23,258
Non-Qualified XII	728.762	5.13	3,739
Non-Qualified XIII	315,629.413	5.06	1,597,085
Non-Qualified XIV	275,823.038	4.95	1,365,324
Non-Qualified XV	45,945.838	4.89	224,675
Non-Qualified XVI	86,820.509	5.09	441,916
Non-Qualified XVIII	12,694.968	4.93	62,586
Non-Qualified XIX	35,524.137	4.98	176,910
Non-Qualified XX	586.366	16.58	9,722
	1,830,222.945		$ 9,192,091
ING VP Growth Portfolio - Class I
Annuity contracts in payout	134,976.000	$13.25 to $18.63	$ 2,473,286
Contracts in accumulation period:
Non-Qualified V	33,082.048	18.23	603,086
Non-Qualified V (0.75)	126,778.741	19.23	2,437,955
Non-Qualified VII	167,716.376	17.92	3,005,477
Non-Qualified VIII	71,097.248	18.21	1,294,681
Non-Qualified IX	2,221.034	17.75	39,423
Non-Qualified XII	74.582	11.95	891
Non-Qualified XIII	303,437.587	10.96	3,325,676
Non-Qualified XIV	251,956.494	10.65	2,683,337
Non-Qualified XV	53,430.140	10.50	561,016
Non-Qualified XVI	73,374.334	6.95	509,952
Non-Qualified XVIII	9,434.626	6.72	63,401
Non-Qualified XIX	51,710.096	6.79	351,112
Non-Qualified XX	912.516	16.23	14,810
	1,280,201.822		$ 17,364,103

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	1,998,691.000	$9.98 to $19.91	$ 35,986,296
Contracts in accumulation period:
Non-Qualified V	152,051.648	22.65	3,443,970
Non-Qualified V (0.75)	843,204.767	23.96	20,203,186
Non-Qualified VII	705,766.415	22.24	15,696,245
Non-Qualified VIII	258,095.924	22.24	5,740,053
Non-Qualified IX	8,848.802	22.05	195,116
Non-Qualified XII	9,470.973	13.93	131,931
Non-Qualified XIII	1,689,866.496	13.28	22,441,427
Non-Qualified XIV	1,379,555.696	12.90	17,796,268
Non-Qualified XV	643,153.660	12.72	8,180,915
Non-Qualified XVI	1,178,114.401	9.74	11,474,834
Non-Qualified XVIII	372,829.823	9.42	3,512,057
Non-Qualified XIX	957,472.698	9.53	9,124,715
Non-Qualified XX	87,265.051	16.01	1,397,113
	10,284,387.354		$ 155,324,126
ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	76,035.396	$ 23.23	$ 1,766,302
Non-Qualified V (0.75)	511,879.985	24.38	12,479,634
Non-Qualified IX	5,867.591	22.67	133,018
Non-Qualified XII	8,963.647	25.34	227,139
Non-Qualified XX	3,203.758	18.20	58,308
Non-Qualified XXII	294.328	11.44	3,367
	606,244.705		$ 14,667,768
ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	66,583.196	$ 16.26	$ 1,082,643
Non-Qualified V (0.75)	291,054.169	17.07	4,968,295
Non-Qualified IX	5,898.363	15.87	93,607
Non-Qualified XII	9,758.849	18.33	178,880
Non-Qualified XX	2,087.593	17.09	35,677
	375,382.170		$ 6,359,102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I
Annuity contracts in payout	226,447.000	$14.21 to $29.36	$ 6,520,932
Contracts in accumulation period:
Non-Qualified V	23,459.349	29.13	683,371
Non-Qualified V (0.75)	143,123.422	30.74	4,399,614
Non-Qualified VII	402,255.502	28.63	11,516,575
Non-Qualified VIII	119,206.828	29.11	3,470,111
Non-Qualified IX	2,605.764	28.36	73,899
Non-Qualified X	4,066.608	29.13	118,460
Non-Qualified XII	10,938.418	21.17	231,566
Non-Qualified XIII	490,651.915	20.53	10,073,084
Non-Qualified XIV	424,905.352	19.95	8,476,862
Non-Qualified XV	96,819.070	19.67	1,904,431
Non-Qualified XVI	190,248.448	14.27	2,714,845
Non-Qualified XVIII	51,931.837	13.81	717,179
Non-Qualified XIX	155,517.915	13.96	2,171,030
Non-Qualified XX	415.918	18.69	7,774
	2,342,593.346		$ 53,079,733
ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,268.894	$ 22.17	$ 538,041
Non-Qualified V (0.75)	85,071.002	23.39	1,989,811
Non-Qualified VII	241,280.088	21.80	5,259,906
Non-Qualified VIII	37,085.362	22.15	821,441
Non-Qualified IX	1,414.507	21.59	30,539
Non-Qualified X	5,304.100	22.17	117,592
Non-Qualified XII	2,753.501	15.79	43,478
Non-Qualified XX	560.426	15.20	8,518
	397,737.880		$ 8,809,326
ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	22,709.203	$ 11.60	$ 263,427
Non-Qualified XIV	17,050.408	11.53	196,591
Non-Qualified XV	2,950.352	11.49	33,900
Non-Qualified XVI	8,505.361	11.48	97,642
Non-Qualified XVIII	2,304.864	11.37	26,206
Non-Qualified XIX	14,533.119	11.41	165,823
	68,053.307		$ 783,589
ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	6,659.964	$ 11.86	$ 78,987
Non-Qualified V (0.75)	45,102.255	12.08	544,835
Non-Qualified IX	2,502.763	11.76	29,432
	54,264.982		$ 653,254

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP High Yield Bond Portfolio - Class I
Annuity contracts in payout	138,624.000	$10.47 to $10.65	$ 1,476,304
Contracts in accumulation period:
Non-Qualified VII	644,484.302	10.66	6,870,203
Non-Qualified VIII	121,644.005	10.69	1,300,374
Non-Qualified XIII	377,560.392	10.74	4,054,999
Non-Qualified XIV	526,993.844	10.68	5,628,294
Non-Qualified XV	118,666.085	10.66	1,264,980
Non-Qualified XVI	159,777.273	10.65	1,701,628
Non-Qualified XVIII	61,064.940	10.57	645,456
Non-Qualified XIX	124,052.019	10.59	1,313,711
	2,272,866.860		$ 24,255,949
ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	52,581.648	$ 18.36	$ 965,399
Non-Qualified V (0.75)	270,523.827	18.97	5,131,837
Non-Qualified IX	10,564.100	18.07	190,893
Non-Qualified XII	8,702.579	18.91	164,566
Non-Qualified XX	2,416.708	20.65	49,905
	344,788.862		$ 6,502,600
ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,891.338	$ 14.81	$ 131,681
Non-Qualified V (0.75)	46,631.607	15.30	713,464
Non-Qualified XII	946.900	15.25	14,440
	56,469.845		$ 859,585
ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	148,281.114	$ 13.38	$ 1,984,001
Non-Qualified XIV	131,825.525	13.12	1,729,551
Non-Qualified XV	48,578.300	12.98	630,546
Non-Qualified XVI	83,051.822	12.94	1,074,691
Non-Qualified XVIII	19,246.578	12.55	241,545
Non-Qualified XIX	102,399.034	12.68	1,298,420
	533,382.373		$ 6,958,754
ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,260.983	$ 17.18	$ 141,924
Non-Qualified V (0.75)	72,457.328	17.49	1,267,279
Non-Qualified XII	2,923.565	17.46	51,045
	83,641.876		$ 1,460,248

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	3,963.051	$ 9.66	$ 38,283
Non-Qualified V (0.75)	26,639.364	9.98	265,861
Non-Qualified XII	10,221.145	9.95	101,700
Non-Qualified XX	233.982	16.79	3,929
	41,057.542		$ 409,773
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	144,875.630	$ 9.22	$ 1,335,753
Non-Qualified XIV	115,577.385	9.04	1,044,820
Non-Qualified XV	36,798.067	8.95	329,343
Non-Qualified XVI	70,637.453	8.92	630,086
Non-Qualified XVIII	35,408.117	8.65	306,280
Non-Qualified XIX	61,560.585	8.74	538,040
	464,857.237		$ 4,184,322
ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,307,728.000	$10.98 to $40.47	$ 37,208,327
Contracts in accumulation period:
Non-Qualified V	917,406.399	29.94	27,467,148
Non-Qualified V (0.75)	571,174.187	31.77	18,146,204
Non-Qualified VI	34,035.401	25.32	861,776
Non-Qualified VII	853,758.471	28.95	24,716,308
Non-Qualified VIII	243,646.059	20.76	5,058,092
Non-Qualified IX	10,980.021	29.15	320,068
Non-Qualified X	118,073.689	30.74	3,629,585
Non-Qualified XI	1,079.844	26.00	28,076
Non-Qualified XII	14,159.240	15.02	212,672
Non-Qualified XIII	738,055.857	14.49	10,694,429
Non-Qualified XIV	547,915.381	14.09	7,720,128
Non-Qualified XV	273,547.424	13.88	3,796,838
Non-Qualified XVI	225,317.056	11.64	2,622,691
Non-Qualified XVIII	37,216.231	11.26	419,055
Non-Qualified XIX	112,380.908	11.38	1,278,895
Non-Qualified XX	82,646.083	14.71	1,215,724
Non-Qualified XXII	4,730.029	11.23	53,118
	6,093,850.280		$ 145,449,134

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I
Annuity contracts in payout	390,650.000	$11.28 to $83.34	$ 9,822,668
Contracts in accumulation period:
Non-Qualified V	677,263.529	20.74	14,046,446
Non-Qualified V (0.75)	1,009,895.858	22.01	22,227,808
Non-Qualified VI	4,947.428	19.06	94,298
Non-Qualified VII	766,347.131	20.06	15,372,923
Non-Qualified VIII	197,301.059	17.30	3,413,308
Non-Qualified IX	4,410.073	20.19	89,039
Non-Qualified X	121,126.319	21.07	2,552,132
Non-Qualified XI	797.780	19.36	15,445
Non-Qualified XII	708.323	15.72	11,135
Non-Qualified XIII	723,088.970	15.40	11,135,570
Non-Qualified XIV	871,274.758	14.97	13,042,983
Non-Qualified XV	288,323.943	14.75	4,252,778
Non-Qualified XVI	377,925.038	14.13	5,340,081
Non-Qualified XVIII	69,839.671	13.67	954,708
Non-Qualified XIX	197,925.059	13.82	2,735,324
Non-Qualified XX	5,123.794	12.58	64,457
Non-Qualified XXII	2,390.126	10.77	25,742
	5,709,338.859		$ 105,196,845
ING VP Money Market Portfolio - Class I
Annuity contracts in payout	321,886.000	$10.99 to $12.79	$ 4,093,778
Contracts in accumulation period:
Non-Qualified V	456,245.376	15.19	6,930,367
Non-Qualified V (0.75)	1,597,814.731	16.11	25,740,795
Non-Qualified VI	5,088.522	14.91	75,870
Non-Qualified VII	2,417,185.995	14.84	35,871,040
Non-Qualified VIII	530,772.515	13.61	7,223,814
Non-Qualified IX	18,675.068	14.78	276,018
Non-Qualified X	142,591.519	15.19	2,165,965
Non-Qualified XII	4,905.870	13.03	63,923
Non-Qualified XIII	2,695,516.502	12.80	34,502,611
Non-Qualified XIV	2,846,918.384	12.44	35,415,665
Non-Qualified XV	1,532,073.618	12.26	18,783,223
Non-Qualified XVI	1,242,990.162	11.20	13,921,490
Non-Qualified XVIII	441,840.027	10.84	4,789,546
Non-Qualified XIX	1,342,498.429	10.96	14,713,783
Non-Qualified XX	24,749.373	11.07	273,976
Non-Qualified XXII	207.877	10.59	2,201
	15,621,959.968		$ 204,844,065
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.204	$ 34.05	$ 23,059
	677.204		$ 23,059

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.791	$ 23.78	$ 12,218
	513.791		$ 12,218
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	284.990	$ 24.53	$ 6,991
Non-Qualified IX	99.072	22.50	2,229
	384.062		$ 9,220
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.467	$ 33.00	$ 5,922
Non-Qualified IX	73.617	30.28	2,229
	253.084		$ 8,151
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.274	$ 28.87	$ 7,601
	263.274		$ 7,601
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	81,031.463	$ 14.78	$ 1,197,645
Non-Qualified V (0.75)	177,198.020	15.26	2,704,042
Non-Qualified IX	11,228.193	14.54	163,258
Non-Qualified XII	575.783	15.22	8,763
Non-Qualified XX	3,760.177	17.79	66,894
	273,793.636		$ 4,140,602
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,233.449	$ 26.13	$ 84,490
	3,233.449		$ 84,490
Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	35,543.000	$11.11 to $13.01	$ 433,799
	35,543.000		$ 433,799
Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	4,954.972	$ 12.99	$ 64,365
Non-Qualified V (0.75)	41,207.773	13.17	542,706
Non-Qualified IX	112.081	12.90	1,446
Non-Qualified XX	671.494	13.09	8,790
	46,946.320		$ 617,307
Oppenheimer Mid Cap Fund/VA
Annuity contracts in payout	15,011.000	$10.93 to $13.62	$ 180,491
	15,011.000		$ 180,491

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	24,233.564	$ 11.82	$ 286,441
Non-Qualified V (0.75)	359,000.789	12.04	4,322,369
	383,234.353		$ 4,608,810
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	62,506.046	$ 12.73	$ 795,702
Non-Qualified V (0.75)	154,110.449	12.77	1,967,990
Non-Qualified IX	2,269.648	12.71	28,847
Non-Qualified XII	4,799.211	12.77	61,286
Non-Qualified XX	951.661	12.76	12,143
Non-Qualified XXII	280.406	12.76	3,578
	224,917.421		$ 2,869,546
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	27,455.850	$ 12.00	$ 329,470
Non-Qualified V (0.75)	85,813.393	12.23	1,049,498
Non-Qualified IX	6,179.734	11.89	73,477
	119,448.977		$ 1,452,445
Wanger International Small Cap
Contracts in accumulation period:
Non-Qualified V	20,264.913	$ 10.48	$ 212,376
Non-Qualified V (0.75)	83,588.531	10.51	878,515
Non-Qualified IX	564.016	10.46	5,900
Non-Qualified XII	691.125	10.51	7,264
Non-Qualified XX	6,449.232	10.50	67,717
	111,557.817		$ 1,171,772
Wanger Select
Contracts in accumulation period:
Non-Qualified V	41,613.648	$ 15.90	$ 661,657
Non-Qualified V (0.75)	221,235.185	16.19	3,581,798
Non-Qualified IX	3,305.695	15.75	52,065
Non-Qualified XX	589.169	16.07	9,468
	266,743.697		$ 4,304,988
Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	4,489.796	$ 14.10	$ 63,306
Non-Qualified V (0.75)	25,521.327	14.36	366,486
Non-Qualified IX	412.371	13.97	5,761
	30,423.494		$ 435,553

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)		(lowest to highest)
AIM V.I. Capital Appreciation Fund - Series I Shares
2007	77	$11.27 to	$14.32	$929	-	0.75% to	1.50%	10.38%	to	11.18%
2006	99	$10.21 to	$12.95	$1,077	0.08%	0.75% to	1.50%	4.94%	to	5.56%
2005	44	$9.92 to	$10.25	$448	-	0.75% to	1.25%	7.59%	to	8.01%
2004	1,652	$5.69 to	$9.99	$15,172	-	0.75% to	1.90%	4.60%	to	5.80%
2003	2,018	$5.44 to	$9.46	$17,500	-	0.75% to	1.90%	27.10%	to	28.59%
AIM V.I. Core Equity Fund - Series I Shares
2007	132	$10.40 to	$16.53	$1,492	1.16%	0.75% to	1.50%	6.45%	to	7.25%
2006	154	$9.77 to	$13.27	$1,623	0.72%	0.75% to	1.50%	15.08%	to	15.90%
2005	101	$8.49 to	$8.93	$893	0.08%	0.75% to	1.50%	3.66%	to	4.46%
2004	2,909	$6.71 to	$12.80	$31,830	0.91%	0.75% to	2.25%	6.85%	to	8.23%
2003	3,366	$6.28 to	$11.86	$34,908	0.97%	0.75% to	2.25%	22.18%	to	23.44%
Calvert Social Balanced Portfolio
2007	103	$13.66 to	$26.24	$1,766	2.22%	0.75% to	1.40%	1.34%	to	1.98%
2006	130	$13.48 to	$25.73	$2,101	2.00%	0.75% to	1.40%	7.24%	to	7.97%
2005	153	$12.57 to	$23.83	$2,190	1.77%	0.75% to	1.40%	4.14%	to	4.84%
2004	166	$12.07 to	$22.73	$2,229	1.66%	0.75% to	1.40%	6.81%	to	7.47%
2003	178	$11.30 to	$21.15	$2,228	1.98%	0.75% to	1.40%	17.59%	to	18.42%
Federated American Leaders Fund II
2007	649	$19.53 to	$27.37	$17,444	1.57%	1.25% to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90 to	$30.69	$24,783	1.52%	1.25% to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98 to	$26.19	$28,971	1.66%	1.25% to	1.40%	3.56%	to	3.72%
2004	1,665	$18.30 to	$25.29	$42,192	1.46%	1.25% to	1.40%	8.22%	to	8.41%
2003	2,211	$16.88 to	$23.37	$51,717	1.51%	1.25% to	1.40%	25.92%	to	26.06%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Capital Income Fund II
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%
2004	373	$11.56	to	$13.82	$5,170	4.59%	1.25%	to	1.40%	8.39%	to	8.54%
2003	505	$10.65	to	$12.75	$6,460	6.55%	1.25%	to	1.40%	18.94%	to	19.13%
Federated Equity Income Fund II
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473	$13.99			$6,708	2.27%	1.40%			1.89%
2004	654	$13.73			$9,093	2.05%	1.25%	to	1.40%	11.26%
2003	884	$12.34			$11,005	1.89%	1.25%	to	1.40%	25.53%
Federated Fund for U.S. Government Securities II
2007	124	$17.13			$2,125	4.43%	1.40%			4.77%
2006	146	$16.35			$2,385	4.88%	1.40%			2.70%
2005	259	$15.92			$4,124	4.54%	1.40%			0.57%
2004	407	$15.83			$6,444	5.03%	1.25%	to	1.40%	2.19%
2003	635	$15.49			$9,833	3.85%	1.25%	to	1.40%	0.91%
Federated High Income Bond Fund II
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413	$17.91			$7,437	9.23%	1.40%			1.19%
2004	666	$15.13	to	$17.70	$11,845	7.82%	1.25%	to	1.40%	8.92%	to	9.08%
2003	970	$13.87	to	$16.25	$15,774	7.68%	1.25%	to	1.40%	20.55%	to	20.71%
Federated International Equity Fund II
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%
2004	367	$14.71	to	$15.87	$5,865	-	1.25%	to	1.40%	12.47%	to	12.63%
2003	462	$13.06	to	$14.11	$6,565	-	1.25%	to	1.40%	30.05%	to	30.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Mid Cap Growth Strategies Fund II
2007	207	$29.57			$6,114	-	1.40%			16.37%
2006	253	$25.41			$6,433	-	1.40%			6.72%
2005	358	$23.81			$8,518	-	1.40%			11.11%
2004	489	$21.43			$10,473	-	1.40%			13.81%
2003	627	$18.83			$11,813	-	1.40%			38.15%
Federated Prime Money Fund II
2007	142	$13.51			$1,915	4.73%	1.40%			3.45%
2006	161	$13.06			$2,102	4.36%	1.40%			3.08%
2005	197	$12.67			$2,500	2.40%	1.40%			1.28%
2004	266	$12.51			$3,326	0.78%	1.40%			-0.64%
2003	392	$12.59			$4,930	0.71%	1.40%			-0.71%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	0.75%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to	5.06%
2004	12,953	$11.31	to	$25.37	$218,459	1.49%	0.75%	to	1.90%	9.49%	to	10.71%
2003	12,003	$10.33	to	$23.07	$192,149	1.64%	0.75%	to	1.90%	27.85%	to	29.33%
Fidelity® VIP Growth Portfolio - Initial Class
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to	5.01%
2004	8,483	$6.25	to	$23.41	$109,798	0.28%	0.75%	to	1.90%	1.30%	to	2.57%
2003	9,688	$6.17	to	$22.97	$125,864	0.26%	0.75%	to	1.90%	30.44%	to	31.85%
Fidelity® VIP High Income Portfolio - Initial Class
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to	1.77%
2004	4,370	$8.76	to	$12.92	$47,964	8.75%	0.80%	to	2.25%	7.54%	to	8.54%
2003	5,612	$8.11	to	$11.96	$56,970	6.32%	0.95%	to	2.25%	24.90%	to	26.10%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
2004	986	$10.99	to	$16.51	$15,669	1.18%	0.75%	to	1.50%	11.93%	to	12.79%
2003	979	$9.75	to	$14.74	$13,904	0.58%	0.75%	to	1.50%	41.30%	to	42.34%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
2004	13,694	$10.30	to	$27.52	$243,399	0.31%	0.75%	to	1.90%	13.19%	to	14.61%
2003	11,483	$9.10	to	$24.17	$188,055	0.43%	0.75%	to	1.90%	-29.37%	to	27.50%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
2004	3,269	$18.62	to	$22.16	$70,298	1.34%	1.25%	to	1.40%	9.11%	to	9.21%
2003	3,762	$17.05	to	$20.31	$74,266	1.44%	1.25%	to	1.40%	26.62%	to	26.86%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	61	$17.66			$1,079	4.37%	1.40%			2.91%
2006	71	$17.16			$1,210	4.63%	1.40%			2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
2004	118	$16.25	to	$16.55	$1,958	4.38%	1.25%	to	1.40%	2.99%	to	3.11%
2003	140	$15.76	to	$16.07	$2,244	4.39%	1.25%	to	1.40%	3.74%	to	3.89%
Franklin Small Cap Value Securities Fund - Class 2
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%
2004	294	$14.58	to	$14.96	$4,384	0.04%	0.75%	to	1.50%	22.18%	to	22.82%
2003	55	$12.02	to	$12.18	$662	0.19%	0.75%	to	1.25%	30.59%	to	31.11%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET Fund - Series U
2007	1,490	$11.14	to	$11.70	$16,973	2.40%	1.45%	to	2.40%	1.46%	to	2.45%
2006	1,758	$10.98	to	$11.42	$19,637	2.57%	1.45%	to	2.40%	4.77%	to	5.74%
2005	2,214	$10.48	to	$10.80	$23,508	2.19%	1.45%	to	2.40%	-1.04%	to	0.00%
2004	2,553	$10.59	to	$10.80	$27,273	1.91%	1.45%	to	2.40%	0.95%	to	1.89%
2003	2,854	$10.49	to	$10.60	$30,078	-	1.45%	to	2.40%	5.21%	to	6.00%
ING GET Fund - Series V
2007	2,539	$9.95	to	$10.42	$25,731	2.33%	1.45%	to	2.40%	2.47%	to	3.48%
2006	3,117	$9.71	to	$10.07	$30,716	2.25%	1.45%	to	2.40%	1.89%	to	2.86%
2005	4,571	$9.53	to	$9.79	$44,051	1.94%	1.45%	to	2.40%	-1.55%	to	-0.61%
2004	5,690	$9.68	to	$9.85	$55,481	1.00%	1.45%	to	2.40%	-0.10%	to	0.82%
2003	7,680	$9.69	to	$9.77	$74,677	(a)	1.45%	to	2.40%		(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	13	$13.63	to	$13.90	$183	-	0.75%	to	1.50%	9.21%	to	9.97%
2006	46	$12.48	to	$12.64	$577	-	0.75%	to	1.50%	0.24%	to	1.04%
2005	16	$12.45	to	$12.51	$201	(c)	0.75%	to	1.50%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds Growth Portfolio
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
2004	169	$10.49	to	$10.50	$1,774	(b)	0.95%	to	1.90%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Growth-Income Portfolio
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
2004	208	$10.36	to	$10.37	$2,347	(b)	0.95%	to	1.90%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds International Portfolio
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14% to 18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07% to 17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70% to 19.79%
2004	856	$10.59	to	$10.61	$9,074	(b)	0.95%	to	1.90%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	4,435	$9.74	to	$10.45	$43,667	(e)	0.75%	to	1.90%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING Evergreen Health Sciences Portfolio - Service Class
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22% to 7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40% to 13.08%
2005	45	$11.21	to	$11.24	$505	(c)	0.75%	to	1.25%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Evergreen Omega Portfolio - Institutional Class
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80% to 10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90% to 4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63% to 13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84% to 13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58% to 11.13%
2005	30	$11.82	to	$11.86	$356	(c)	0.75%	to	1.25%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Large Cap Growth Portfolio - Institutional
Class
2007	5,669	$10.12	to	$11.07	$60,289	0.22%	0.75%	to	1.90%	1.79% to 2.79%
2006	7,527	$10.04	to	$10.77	$78,216	-	0.95%	to	1.90%	0.95% to 1.89%
2005	2,299	$9.90	to	$10.57	$25,074	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2007	18	$9.71	to	$9.86	$174	-	0.95%	to	1.90%	-0.61% to 0.31%
2006	11	$9.77	to	$9.83	$109	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Franklin Income Portfolio - Service Class
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64% to 1.64%
2006	395	$10.89	to	$10.96	$4,316	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Franklin Mutual Shares Portfolio - Service Class
2007	307	$11.85	to	$11.92	$3,654	(e)	0.95%	to	1.90%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Real Estate Portfolio - Service Class
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06% to -8.19%
2006	148	$13.58	to	$13.67	$2,017	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Service Class
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74% to 31.93%
2006	162	$9.89	to	$9.96	$1,610	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12% to 37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28% to 34.55%
2005	110	$10.97			$1,210	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42% to 37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78% to 34.80%
2005	195	$13.38	to	$13.45	$2,620	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45% to -2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79% to 15.82%
2005	803	$11.36	to	$11.44	$9,171	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	11	$12.63	to	$12.80	$145	0.40%	0.75% to 1.25%			-2.92% to -2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1	$11.33			$16	(c)	0.75%			(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	2,233	$12.20	to	$12.51	$27,694	1.55%	0.95%	to	1.90%	-2.79% to -1.96%
2006	3,256	$12.55	to	$12.76	$41,313	0.72%	0.95%	to	1.90%	18.17% to 19.36%
2005	4,224	$10.62	to	$10.69	$45,057	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2007	236	$12.27	to	$12.32	$2,897	1.30%	1.25%	to	1.40%	-2.54% to -2.38%
2006	281	$12.59	to	$12.62	$3,543	0.35%	1.25%	to	1.40%	18.33% to 18.50%
2005	300	$10.64	to	$10.65	$3,197	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Julius Baer Foreign Portfolio - Service Class
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27% to 15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57% to 28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
2004	21	$11.72			$242	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING Legg Mason Value Portfolio - Institutional Class
2007	1,895	$10.94	to	$11.39	$21,314	-	0.95%	to	1.90%	-12.20% to -6.64%
2006	2,636	$11.95	to	$12.46	$31,996	-	0.95%	to	1.90%	4.73% to 5.81%
2005	3,079	$11.41	to	$11.53	$37,805	-	0.95%	to	1.90%	4.20% to 5.20%
2004	80	$10.95	to	$10.96	$882	(b)	0.95%	to	1.90%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Value Portfolio - Service Class
2007	38	$11.21	to	$11.36	$434	-	0.75%	to	1.25%	-7.20% to -6.73%
2006	47	$12.08	to	$12.18	$571	-	0.75%	to	1.25%	5.23% to 5.73%
2005	64	$11.46	to	$11.52	$731	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2007	175	$12.38	to	$12.66	$2,201	0.93%	0.95%	to	1.90%	1.39% to 2.26%
2006	101	$12.25	to	$12.38	$1,239	0.10%	0.95%	to	1.75%	16.11% to 17.01%
2005	50	$10.55	to	$10.58	$532	(c)	0.95%	to	1.75%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Growth Portfolio - Service Class
2007	671	$12.05	to	$12.33	$8,193	1.04%	0.95%	to	1.90%	1.86% to 2.92%
2006	738	$11.83	to	$11.98	$8,785	0.58%	0.95%	to	1.90%	13.31% to 14.31%
2005	220	$10.44	to	$10.48	$2,302	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	1,236	$11.79	to	$12.06	$14,773	1.29%	0.95%	to	1.90%	2.70% to 3.70%
2006	1,194	$11.48	to	$11.63	$13,815	1.02%	0.95%	to	1.90%	11.24% to 12.37%
2005	333	$10.32	to	$10.35	$3,437	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Moderate Portfolio - Service Class
2007	1,051	$11.53	to	$11.79	$12,276	1.67%	0.95%	to	1.90%	3.04% to 3.97%
2006	924	$11.19	to	$11.34	$10,417	1.26%	0.95%	to	1.90%	9.28% to 10.42%
2005	383	$10.24	to	$10.27	$3,932	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06% to 3.51%
2006	4	$10.79	to	$10.83	$45	(d)	0.75%	to	1.25%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Lord Abbett Affiliated Portfolio - Service Class
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32% to 3.23%
2006	99	$10.75	to	$10.82	$1,071	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Marsico Growth Portfolio - Service Class
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94% to 13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60% to 4.20%
2005	18	$11.39	to	$11.42	$210	(c)	0.75%	to	1.25%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico International Opportunities Portfolio -
Service Class
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26% to 19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75% to 23.10%
2005	677	$12.37	to	$12.47	$8,410	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING MFS Total Return Portfolio - Institutional Class
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27% to 3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01% to 11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44% to 3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28% to 11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40% to 2.16%
2004	154	$12.39	to	$12.85	$1,922	2.76%	0.75%	to	1.50%	9.74% to 10.24%
2003	35	$11.29	to	$11.33	$401	(a)	0.75%	to	1.25%	(a)
ING MFS Utilities Portfolio - Service Class
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48% to 26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88% to 29.78%
2005	41	$11.39	to	$11.45	$469	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Main Street Portfolio® - Institutional
Class
2007	234	$11.49	to	$13.09	$3,002	1.21%	0.95%	to	2.25%	2.57% to 3.56%
2006	246	$12.19	to	$12.64	$3,092	1.44%	0.95%	to	1.90%	13.09% to 14.08%
2005	140	$11.00	to	$11.08	$1,589	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	6	$12.83	to	$13.00	$77	1.63%	0.75%	to	1.25%	3.42%
2006	13	$12.57			$168	0.38%	0.75%			14.07%
2005	2	$11.02			$27	(c)	0.75%			(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING PIMCO High Yield Portfolio - Service Class
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42% to 2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42% to 8.08%
2005	284	$10.48	to	$10.54	$2,987	(c)	0.75%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Equity Income Portfolio - Institutional
Class
2007	686	$9.07	to	$9.19	$6,290	(e)	0.75% to 1.50%	(e)
2006	(e)		(e)		(e)	(e)	(e)	(e)
2005	(e)		(e)		(e)	(e)	(e)	(e)
2004	(e)		(e)		(e)	(e)	(e)	(e)
2003	(e)		(e)		(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75% to 2.25%	2.97% to 4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75% to 2.25%	14.47% to 15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75% to 1.50%	4.99%
2006	3	$10.63			$36	(d)	0.75%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95% to 1.90%	3.61% to 4.44%
2006	33	$10.52	to	$10.58	$344	(d)	0.95% to 1.75%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75% to 1.50%	2.84% to 3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75% to 1.50%	13.27% to 13.76%
2005	80	$10.93	to	$10.97	$878	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09% to 2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29% to 18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39% to 3.16%
2004	168	$13.81	to	$14.63	$2,335	1.25%	0.75%	to	1.50%	13.48% to 13.99%
2003	58	$12.17	to	$12.22	$704	(a)	0.75%	to	1.25%	(a)
ING Templeton Global Growth Portfolio - Service
Class
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45% to 1.43%
2006	62	$11.08	to	$11.15	$692	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING UBS U.S. Allocation Portfolio - Service Class
2007	502	$11.73	to	$12.04	$5,992	2.02%	0.95%	to	1.90%	-0.09% to 0.84%
2006	604	$11.74	to	$11.94	$7,159	1.43%	0.95%	to	1.90%	8.91% to 10.05%
2005	708	$10.78	to	$10.85	$7,663	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03% to 1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34% to 15.16%
2005	121	$11.02	to	$11.08	$1,341	(c)	0.75%	to	1.50%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Real Estate Portfolio - Service Class
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97% to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(d)	0.75%	to	1.50%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	2,589	$9.41	to	$9.63	$24,842	(e)	0.75%	to	1.90%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	115	$11.60	to	$11.70	$1,345	-	0.75%	to	1.40%	6.60% to 7.34%
2006	887	$10.86	to	$10.94	$9,676	(d)	0.75%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Wells Fargo Disciplined Value Portfolio - Service
Class
2007	37	$10.06	to	$10.31	$375	1.67%	0.75%	to	1.75%	-5.36% to -4.45%
2006	21	$10.63	to	$10.79	$225	(d)	0.75%	to	1.75%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37% to -4.45%
2006	36	$10.42	to	$10.55	$374	(d)	0.75%	to	1.75%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING American Century Large Company Value
Portfolio - Service Class
2007	21	$12.57	to	$12.93	$268	1.76%	0.75%	to	1.25%	-3.23% to -2.78%
2006	14	$12.99	to	$13.30	$187	0.28%	0.75%	to	1.25%	17.88% to 18.43%
2005	12	$11.02	to	$13.27	$130	1.16%	0.75%	to	1.25%	0.00% to 0.54%
2004	35	$11.02	to	$13.23	$387	1.06%	0.75%	to	1.25%	8.68% to 9.19%
2003	17	$10.14	to	$12.14	$179	0.65%	0.75%	to	1.25%	29.67%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
2004	77	$12.87	to	$15.00	$1,034	-	0.75%	to	1.50%	19.89%	to	20.35%
2003	50	$10.81	to	$12.48	$561	0.16%	0.75%	to	1.25%	16.24%	to	34.53%
ING Baron Asset Portfolio - Service Class
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(d)	0.75%	to	1.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Baron Small Cap Growth Portfolio - Service Class
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
2004	200	$14.37	to	$16.22	$2,941	-	0.75%	to	1.50%	26.05%	to	27.04%
2003	119	$11.40	to	$12.79	$1,381	-	0.75%	to	1.50%	18.29%	to	32.34%
ING Columbia Small Cap Value II Portfolio - Service
Class
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(d)	0.75%	to	1.90%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Davis New York Venture Portfolio - Service Class
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
2004	129	$11.05	to	$13.75	$1,485	-	0.75%	to	1.50%	6.87%	to	7.64%
2003	113	$10.34	to	$12.80	$1,215	0.75%	0.75%	to	1.50%	39.53%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan International Portfolio - Initial Class
2007	2,156	$11.64	to	$34.69	$37,905	2.10%	0.75%	to	1.90%	7.98%	to	9.29%
2006	2,902	$10.78	to	$31.74	$45,361	0.92%	0.75%	to	1.90%	19.91%	to	21.29%
2005	3,204	$8.99	to	$26.17	$43,806	0.75%	0.75%	to	1.90%	7.92%	to	9.22%
2004	3,467	$8.33	to	$23.96	$44,030	1.15%	0.75%	to	1.90%	16.67%	to	18.03%
2003	3,196	$7.14	to	$20.30	$34,019	1.05%	0.75%	to	1.90%	27.05%	to	28.48%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
2004	154	$13.93	to	$15.92	$2,215	0.21%	0.75%	to	1.50%	18.76%	to	19.71%
2003	55	$11.73	to	$13.32	$678	0.48%	0.75%	to	1.50%	28.46%	to	29.02%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%
2004	4,742	$5.17	to	$14.90	$53,255	-	0.75%	to	1.90%	7.71%	to	8.92%
2003	5,581	$4.80	to	$13.68	$58,639	-	0.75%	to	1.90%	35.59%	to	37.25%
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2007	1,011	$10.94	to	$11.12	$11,164	4.84%	0.95%	to	1.90%	5.29%	to	6.31%
2006	1,107	$10.39	to	$10.46	$11,549	(d)	0.95%	to	1.90%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Neuberger Berman Partners Portfolio - Initial
Class
2007	3,598	$10.99	to	$11.28	$40,033	0.28%	0.95%	to	2.25%	6.43%	to	7.82%
2006	4,756	$10.30	to	$10.49	$49,253	(d)	0.95%	to	2.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Neuberger Berman Partners Portfolio - Service
Class
2007	4	$11.23	to	$11.33	$47	(e)	0.75%	to	1.25%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	13	$10.11	to	$10.25	$134	0.40%	0.95%	to	1.75%	0.50% to 1.38%
2006	37	$10.05	to	$10.11	$370	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	65	$11.59	to	$14.68	$805	1.21%	0.75% to 1.50%			-5.46% to -4.68%
2006	90	$12.26	to	$15.43	$1,186	0.91%	0.75%	to	1.50%	8.88% to 9.60%
2005	121	$11.26	to	$14.11	$1,444	0.39%	0.75%	to	1.50%	1.17% to 1.94%
2004	180	$11.13	to	$13.87	$2,116	1.01%	0.75%	to	1.50%	8.69% to 9.42%
2003	116	$10.24	to	$12.69	$1,250	1.66%	0.75%	to	1.50%	28.66%
ING Oppenheimer Global Portfolio - Initial Class
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48% to 5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80% to 17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29% to 7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07% to 7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2007	2	$11.51			$20	9.52%	1.25%			7.27%
2006	-	$10.73			$1	(d)	1.25%				(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Service Class
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
2004	339	$11.18	to	$11.50	$3,885	-	0.75%	to	1.50%	2.73%	to	3.60%
2003	237	$10.82	to	$11.10	$2,613	3.68%	0.75%	to	1.50%	0.93%	to	3.26%
ING Pioneer High Yield Portfolio - Initial Class
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(d)	0.75%	to	1.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2015 Portfolio - Service Class
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2025 Portfolio - Service Class
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	(c)	$11.07			$3	(c)	1.25%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2045 Portfolio - Service Class
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	(c)	$11.27			$3	(c)	1.25%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution Income Portfolio - Service Class
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
2005	13	$10.30			$138	(c)	1.25%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(c)	0.75%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
2004	2,801	$12.62	to	$25.72	$73,921	0.15%	0.75%	to	1.50%	8.39%	to	9.21%
2003	3,123	$11.57	to	$23.71	$74,887	0.15%	0.75%	to	1.50%	28.96%	to	30.00%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2007	121	$12.60	to	$12.82	$1,538	1.07%	0.75%	to	1.90%	13.00%	to	14.36%
2006	64	$11.15	to	$11.22	$715	(d)	0.75%	to	1.90%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Thornburg Value Portfolio - Initial Class
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
2004	2,955	$6.18	to	$27.61	$38,224	0.42%	0.75%	to	1.90%	10.75%	to	12.05%
2003	3,394	$5.58	to	$24.64	$39,287	0.20%	0.75%	to	1.90%	25.68%	to	27.14%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%
2004	3,631	$6.88	to	$15.16	$43,678	0.77%	0.75%	to	1.90%	12.60%	to	13.90%
2003	3,988	$6.11	to	$13.31	$42,940	0.57%	0.75%	to	1.90%	22.69%	to	24.04%
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
2007	4	$9.95	to	$10.09	$36	-	0.95%	to	1.75%	2.90%	to	3.81%
2006	3	$9.67	to	$9.72	$29	(d)	0.95%	to	1.75%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Van Kampen Comstock Portfolio - Service Class
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
2004	298	$12.18	to	$14.32	$3,726	-	0.75%	to	1.50%	15.23%	to	15.84%
2003	83	$10.64	to	$12.38	$899	0.77%	0.75%	to	1.25%	28.04%	to	28.69%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(c)	0.75%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
2004	926	$15.55	to	$17.54	$18,730	1.82%	0.75%	to	1.50%	6.50%	to	7.15%
2003	1,031	$14.58	to	$16.37	$19,422	2.31%	0.75%	to	1.40%	12.05%	to	12.82%
ING VP Strategic Allocation Growth Portfolio - Class I
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
2004	771	$15.68	to	$18.56	$15,631	1.04%	0.75%	to	2.25%	10.33%	to	11.20%
2003	813	$14.18	to	$16.69	$14,808	0.87%	0.75%	to	2.25%	22.52%	to	23.45%
ING VP Strategic Allocation Moderate Portfolio -
Class I
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%
2004	1,065	$15.45	to	$17.95	$20,822	1.30%	0.75%	to	2.25%	8.74%	to	9.38%
2003	948	$14.19	to	$16.41	$16,937	1.41%	0.75%	to	2.25%	17.79%	to	18.57%
ING VP Growth and Income Portfolio - Class I
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
2004	18,090	$6.94	to	$216.86	$423,357	2.31%	0.75%	to	2.25%	6.28%	to	7.59%
2003	20,842	$6.53	to	$202.58	$455,361	-	0.75%	to	2.25%	-24.93%	to	25.16%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 1
2007	1,260	$10.92	to	$11.41	$14,041	2.57%	1.45%	to	2.40%	1.49%	to	2.42%
2006	1,515	$10.76	to	$11.14	$16,578	2.46%	1.45%	to	2.40%	5.08%	to	6.20%
2005	1,865	$10.24	to	$10.49	$19,331	2.38%	1.45%	to	2.40%	-0.78%	to	0.10%
2004	2,214	$10.32	to	$10.48	$23,042	0.68%	1.45%	to	2.40%	0.98%	to	1.95%
2003	2,531	$10.22	to	$10.28	$25,945	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 2
2007	566	$10.61	to	$11.06	$6,128	2.87%	1.45%	to	2.40%	2.12%	to	3.08%
2006	854	$10.39	to	$10.73	$9,019	2.88%	1.45%	to	2.40%	4.11%	to	5.09%
2005	1,432	$9.98	to	$10.21	$14,471	2.63%	1.45%	to	2.40%	-1.58%	to	-0.58%
2004	1,939	$10.14	to	$10.27	$19,803	0.10%	1.45%	to	2.40%	1.20%	to	2.19%
2003	2,442	$10.02	to	$10.05	$24,501	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 3
2007	2,204	$10.34	to	$10.76	$23,314	2.48%	1.45%	to	2.40%	2.38%	to	3.46%
2006	2,752	$10.10	to	$10.40	$28,242	2.51%	1.45%	to	2.40%	3.80%	to	4.84%
2005	4,182	$9.73	to	$9.92	$41,138	1.97%	1.45%	to	2.40%	-1.62%	to	-0.70%
2004	5,491	$9.89	to	$9.99	$54,614	-	1.45%	to	2.40%	-1.00%	to	-0.10%
2003	196	$10.00			$1,965	(a)	0.95%	to	1.75%		(a)
ING GET U.S. Core Portfolio - Series 4
2007	364	$10.88	to	$11.29	$4,033	2.95%	1.45%	to	2.40%	1.21%	to	2.17%
2006	469	$10.75	to	$11.05	$5,115	2.72%	1.45%	to	2.40%	5.29%	to	6.35%
2005	569	$10.21	to	$10.39	$5,868	1.74%	1.45%	to	2.40%	-1.16%	to	-0.19%
2004	788	$10.33	to	$10.41	$8,173	(b)	1.45%	to	2.40%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 5
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
2004	422	$10.44	to	$10.50	$4,428	(b)	1.45%	to	2.40%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
2004	8,740	$10.06	to	$10.09	$88,090	(b)	1.45%	to	2.40%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 7
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
2004	5,702	$10.00			$57,015	(b)	0.95%	to	1.90%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 8
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(c)	1.45%	to	2.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 9
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(c)	1.45%	to	2.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 10
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(c)	1.45%	to	2.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(c)	0.95%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 12
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(d)	1.45%	to	2.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING GET U.S. Core Portfolio - Series 13
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(d)	1.45%	to	2.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING GET U.S. Core Portfolio - Series 14
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9	$10.00			$85	(d)	0.95%	to	1.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Global Science and Technology Portfolio -
Class I
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
2004	2,857	$3.56	to	$11.96	$10,373	-	0.75%	to	1.90%	-3.17%	to	-1.86%
2003	3,595	$3.66	to	$12.23	$13,372	-	0.75%	to	1.90%	42.64%	to	44.62%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth Portfolio - Class I
2007	1,280	$6.72	to	$19.23	$17,364	0.17%	0.75%	to	1.90%	15.66%	to	16.97%
2006	1,613	$5.81	to	$16.44	$18,754	0.06%	0.75%	to	1.90%	0.69%	to	1.89%
2005	1,858	$5.77	to	$16.14	$23,711	0.68%	0.75%	to	1.90%	7.25%	to	8.61%
2004	2,380	$5.38	to	$14.86	$28,081	0.12%	0.75%	to	1.90%	5.25%	to	6.37%
2003	2,874	$5.11	to	$13.97	$32,091	(a)	0.75%	to	1.90%	27.75%	to	29.46%
ING VP Index Plus LargeCap Portfolio - Class I
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
2004	10,827	$7.87	to	$19.33	$182,362	1.01%	0.75%	to	2.25%	8.40%	to	9.77%
2003	12,166	$7.26	to	$17.61	$186,926	1.03%	0.75%	to	2.25%	23.89%	to	25.16%
ING VP Index Plus MidCap Portfolio - Class I
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
2004	944	$14.59	to	$20.23	$18,233	0.40%	0.75%	to	1.50%	14.85%	to	15.72%
2003	901	$12.63	to	$17.49	$15,032	0.44%	0.75%	to	1.50%	30.49%	to	31.40%
ING VP Index Plus SmallCap Portfolio - Class I
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%
2004	592	$14.45	to	$16.34	$8,963	0.14%	0.75%	to	1.50%	20.22%	to	21.21%
2003	538	$12.02	to	$13.49	$6,712	0.16%	0.75%	to	1.50%	34.15%	to	35.13%
ING VP Small Company Portfolio - Class I
2007	2,343	$13.81	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
2004	4,382	$10.72	to	$23.05	$82,870	0.28%	0.75%	to	1.90%	12.13%	to	13.55%
2003	4,826	$9.56	to	$20.30	$80,458	0.24%	0.75%	to	1.90%	34.84%	to	36.42%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Value Opportunity Portfolio - Class I
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to	2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to	15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to	6.20%
2004	909	$12.23	to	$18.71	$16,285	0.82%	0.75%	to	1.50%	8.48%	to	9.35%
2003	1,131	$11.21	to	$17.11	$18,645	0.76%	0.75%	to	1.50%	22.79%	to	23.63%
ING VP Value Opportunity Portfolio - Class S
2007	68	$11.37	to	$11.60	$784	1.62%	0.95%	to	1.90%	0.80%	to	1.75%
2006	105	$11.28	to	$11.40	$1,192	1.49%	0.95%	to	1.90%	13.60%	to	14.69%
2005	145	$9.93	to	$9.94	$1,436	(c)	0.95%	to	1.90%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Financial Services Portfolio - Class I
2007	54	$11.76	to	$12.08	$653	1.67%	0.75%	to	1.50%	-13.72%	to	-13.16%
2006	31	$11.36	to	$13.91	$426	1.19%	0.75%	to	1.50%	16.06%	to	16.60%
2005	11	$11.83	to	$11.93	$126	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP High Yield Bond Portfolio - Class I
2007	2,273	$10.47	to	$10.74	$24,256	8.10%	0.95%	to	2.25%	-0.48%	to	0.94%
2006	3,105	$10.52	to	$10.64	$32,955	(d)	0.95%	to	2.25%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING VP International Value Portfolio - Class I
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
2004	247	$11.76	to	$13.22	$2,980	1.29%	0.75%	to	1.50%	15.63%	to	16.51%
2003	115	$10.17	to	$11.37	$1,199	1.60%	0.75%	to	1.50%	15.86%	to	29.02%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP MidCap Opportunities Portfolio - Class I
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
2004	32	$10.28	to	$13.84	$340	-	0.75%	to	1.25%	10.18%	to	10.69%
2003	96	$9.33	to	$9.45	$905	-	0.75%	to	1.25%	34.83%	to	35.58%
ING VP MidCap Opportunities Portfolio - Class S
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%
2004	1,180	$8.94	to	$9.26	$10,784	-	0.95%	to	1.90%	9.02%	to	10.11%
2003	818	$8.20	to	$8.41	$6,818	-	0.95%	to	1.90%	34.21%	to	35.43%
ING VP Real Estate Portfolio - Class I
2007	84	$17.18	to	$17.49	$1,460	2.08%	0.75%	to	1.25%	-17.16%	to	-16.79%
2006	242	$20.61	to	$21.02	$5,083	2.33%	0.75%	to	1.50%	34.41%	to	35.18%
2005	152	$15.43	to	$15.55	$2,360	3.04%	0.75%	to	1.25%	11.17%	to	11.63%
2004	86	$13.88	to	$13.93	$1,193	(b)	0.75%	to	1.25%		(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
2004	128	$7.42	to	$12.78	$970	-	0.75%	to	1.25%	8.80%	to	9.42%
2003	202	$6.78	to	$11.71	$1,392	-	0.75%	to	1.50%	36.95%	to	37.45%
ING VP SmallCap Opportunities Portfolio - Class S
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
2004	765	$6.82	to	$7.07	$5,342	-	0.95%	to	1.90%	7.91%	to	8.94%
2003	704	$6.32	to	$6.49	$4,528	-	0.95%	to	1.90%	35.62%	to	37.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Balanced Portfolio - Class I
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
2004	7,519	$9.85	to	$26.84	$189,559	2.00%	0.75%	to	2.25%	7.30%	to	8.58%
2003	6,962	$9.18	to	$24.72	$172,818	1.94%	0.75%	to	2.25%	16.65%	to	18.00%
ING VP Intermediate Bond Portfolio - Class I
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
2004	7,665	$11.37	to	$19.78	$137,880	7.97%	0.75%	to	2.25%	2.91%	to	4.11%
2003	8,243	$10.94	to	$19.00	$143,435	1.80%	0.75%	to	2.25%	4.22%	to	5.51%
ING VP Money Market Portfolio - Class I
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
2004	15,367	$10.10	to	$14.51	$192,781	1.13%	0.75%	to	2.25%	-0.88%	to	0.35%
2003	13,149	$10.02	to	$14.46	$173,894	1.89%	0.75%	to	2.25%	-1.07%	to	0.14%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2007	1	$34.05			$23	4.55%	0.75%			9.70%
2006	1	$31.04			$21	2.16%	0.75%			9.88%
2005	1	$28.25			$19	-	0.75%			7.17%
2004	9,164	$9.95	to	$27.77	$156,790	2.08%	0.75%	to	1.90%	6.53%	to	7.72%
2003	11,471	$9.34	to	$25.95	$186,531	2.17%	0.75%	to	1.90%	-46.48%	to	13.18%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2007	1	$23.78			$12	8.33%	0.75%			6.21%
2006	1	$22.39			$12	4.88%	0.75%			3.47%
2005	1	$21.64			$11	-	0.75%			1.22%
2004	794	$11.46	to	$21.38	$15,748	5.17%	0.75%	to	1.50%	2.40%	to	3.19%
2003	1,144	$11.13	to	$20.72	$22,158	4.66%	0.75%	to	1.50%	4.82%	to	5.61%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to	14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to	10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to	3.52%
2004	6,667	$5.85	to	$21.12	$84,481	0.13%	0.75%	to	1.90%	2.45%	to	3.70%
2003	8,493	$5.71	to	$20.49	$105,326	0.08%	0.75%	to	1.90%	29.19%	to	30.80%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to	11.44%
2004	7,231	$4.59	to	$21.68	$94,264	-	0.75%	to	1.90%	18.30%	to	19.85%
2003	7,749	$3.88	to	$18.09	$88,717	-	0.75%	to	1.90%	32.77%	to	34.10%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2007	-	$28.87			$8	-	0.75%			8.82%
2006	-	$26.53			$7	1.72%	0.75%			17.29%
2005	-	$22.62			$6	-	0.75%			5.11%
2004	10,934	$5.95	to	$23.00	$154,245	0.94%	0.75%	to	1.90%	2.76%	to	3.96%
2003	13,736	$5.79	to	$22.26	$190,923	1.05%	0.75%	to	1.90%	21.64%	to	23.07%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to	11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to	7.43%
2004	292	$12.45	to	$14.98	$3,732	0.40%	0.75%	to	1.50%	22.18%	to	23.12%
2003	117	$10.19	to	$12.20	$1,217	0.66%	0.75%	to	1.50%	3.85%	to	23.87%
Oppenheimer Global Securities/VA
2007	3	$26.13			$84	1.20%	0.75%			5.53%
2006	3	$24.76			$83	0.98%	0.75%			16.79%
2005	3	$21.20			$72	2.12%	0.75%			13.49%
2004	2,073	$15.03	to	$23.47	$43,720	1.17%	0.75%	to	1.50%	17.37%	to	18.23%
2003	1,634	$12.73	to	$19.94	$29,539	0.55%	0.75%	to	1.50%	40.97%	to	41.96%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to	14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to	4.98%
2004	5,694	$8.27	to	$13.79	$68,396	0.85%	0.80%	to	2.25%	7.40%	to	8.45%
2003	5,799	$7.70	to	$12.76	$65,121	0.86%	0.95%	to	2.25%	24.19%	to	25.42%
Oppenheimer Main Street Small Cap Fund®/VA
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Mid Cap Fund/VA
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
2004	3,156	$4.71	to	$15.29	$32,874	-	0.95%	to	1.90%	17.46%	to	18.63%
2003	3,313	$4.01	to	$12.93	$29,115	-	0.95%	to	1.90%	23.01%	to	24.42%
PIMCO Real Return Portfolio - Administrative Class
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%	1.29%
2004	48	$10.82			$522	(b)	0.75%				(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2007	225	$12.71	to	$12.77	$2,870	(e)	0.75%	to	1.50%		(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
2003	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53% to 5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%
2005	12	$10.81			$133	6.30%	0.75%			1.22%
2004	20	$10.68			$216	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
Wanger International Small Cap
2007	112	$10.46	to	$10.51	$1,172	(e)	0.75%	to	1.50%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
Wanger Select
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73% to 8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23% to 18.80%
2005	44	$12.45	to	$12.55	$554	(b)	0.75%	to	1.25%	9.61%
2004	22	$11.45			$249	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
Wanger U.S. Smaller Companies
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79% to 4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53% to 7.10%
2005	43	$12.72	to	$12.82	$552	(b)	0.75%	to	1.25%	10.42%
2004	8	$11.61			$97	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)      As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.
(b)      As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.
(c)      As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.
(d)      As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(e)      As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A      The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
         The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B      The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C      Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

*      Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3

Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 25, 2008

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2007	2006	2005
Revenue:
Net investment income	$1,054.7	$1,029.7	$1,037.1
Fee income	789.3	714.8	609.6
Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1
Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7
Total revenue	2,451.9	2,229.9	2,097.7
Benefits and expenses:
Interest credited and other benefits
to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3
Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9
Interest expense	5.5	2.9	1.6
Total benefits and expenses	2,177.5	1,805.4	1,803.5
Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5
Net income	$218.4	$301.8	$272.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$13,316.3	$15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7
Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9
Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7
Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5
Total investments	17,898.4	19,010.5
Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1
Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1
Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6
Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1
Property and equipment	147.4	75.1
Other assets	112.1	73.8
Assets held in separate accounts	48,091.2	43,550.8
Total assets	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$18,569.1	$19,984.1
Payables for securities purchased	0.2	42.6
Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-
Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8
Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1
Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8
Total liabilities	68,580.0	65,468.6

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5
Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)
Total shareholder's equity	3,041.0	3,013.7
Total liabilities and shareholder's equity	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated	Retained	Total
		Additional	Other	Earnings	Shareholder's
	Common	Paid-In	Comprehensive	(Deficit)	Equity
	Stock	Capital	Income (Loss)	(Restated)	(Restated)
Balance at December 31, 2004	$2.8	$4,566.8	$67.1	$(1,877.1)	$2,759.6
Prior period adjustment ($43.1 pretax)	-	-	-	28.0	28.0
Balance at January 1, 2005	2.8	4,566.8	67.1	(1,849.1)	2,787.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
					293.6
Total comprehensive income
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Operating Activities:
Net income	$218.4	$301.8	$272.7
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8
Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2
Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)
Depreciation	18.2	12.6	12.0
Change in:
Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6
Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6
Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3
Net cash provided by operating activities	1,031.3	1,165.2	1,058.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3
Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0
Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)
Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)
Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2
Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)
Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)
Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)
Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)
Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)
Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)
Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3
Cash and cash equivalents, beginning of year	311.2	257.7	222.4
Cash and cash equivalents, end of year	$252.3	$311.2	$257.7
Supplemental cash flow information:
Income taxes paid, net	$45.1	$37.6	$47.1
Interest paid	$44.6	$40.8	$32.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005
Total revenue	$594.9	$507.7
Net income	35.8	28.2
Additional paid-in capital:
Dividends paid	25.0	20.5
Employee share-based payments	0.1	0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheets at December 31, 2006 was $(0.5).

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was $120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and $2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$363.4	$363.6
After one year through five years	2,440.7	2,451.6
After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6
Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3
Less: securities pledged	940.2	934.1
Fixed maturities, excluding securities pledged	$13,374.7	$13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and $219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
Limited partnerships	$3.0	1	$-	-	$-	-
U.S. Treasuries	-	-	6.4	4	0.1	2
U.S. corporate	36.3	113	24.4	67	3.9	15
Foreign	19.1	54	4.2	10	0.3	1
Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-
Equity securities	-	-	0.1	3	-	-

Total	$76.0	219	$58.7	161	$49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31, 2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$6.4	4	$0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13
Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2
Other asset-backed	6.3	16	7.0	1	-	-
Total	$59.6	174	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$895.5	$969.0	$978.9
Equity securities, available-for-sale	38.5	10.5	9.7
Mortgage loans on real estate	118.5	93.6	73.0
Policy loans	14.1	13.2	30.0
Short-term investments and cash equivalents	2.2	2.4	2.7
Other	88.3	44.5	38.7
Gross investment income	1,157.1	1,133.2	1,133.0
Less: investment expenses	102.4	103.5	95.9
Net investment income	$1,054.7	$1,029.7	$1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005
Fixed maturities, available-for-sale	$(50.3)	$(67.0)	$1.0
Equity securities, available-for-sale	6.4	9.3	12.4
Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)
Less: allocation to experience-rated contracts	161.3	(64.6)	9.0
Net realized capital (loss) gains	$(8.2)	$3.0	$22.0
After-tax net realized capital (loss) gains	$(5.3)	$2.0	$14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5, $240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Proceeds on sales	$5,738.8	$6,481.2	$10,062.3
Gross gains	66.4	109.0	161.1
Gross losses	(101.2)	110.9	93.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,250.4	$14,250.4	$16,211.7	$16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7
Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9
Cash, cash equivalents, and
short-term investments under
securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9
Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2
Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2007	2006	2007	2006
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$7,680.0	$3,277.8	$(111.6)	$16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2007	2006	2007	2006
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$542.3	$1,112.0	$0.2	$5.2

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$414.5
Prior period adjustment	(1.0)
Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)
Balance at December 31, 2007	$728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0, $42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$1,365.2
Prior period adjustment	(2.7)
Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	$1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0, $82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and $1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005
Current tax expense (benefit):
Federal	$28.6	$23.3	$4.9
State	(9.0)	20.0	4.9
Total current tax expense	19.6	43.3	9.8
Deferred tax expense:
Federal	36.4	79.4	11.7
Total deferred tax expense	36.4	79.4	11.7
Total income tax expense	$56.0	$122.7	$21.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2007, 2006 and 2005:

	2007	2006	2005
Income before income taxes	$274.4	$424.5	$294.2
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:
Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)
State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2
Other	8.0	(2.4)	(0.7)
Income tax expense	$56.0	$122.7	$21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006
Deferred tax assets:
Insurance reserves	$216.6	$250.3
Net unrealized capital loss	6.4	-
Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5
Postemployment benefits	75.9	74.7
Compensation	27.3	25.1
Other	32.4	19.9
Total gross assets before valuation allowance	371.0	391.8
Less: valuation allowance	(6.4)	-
Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)
Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)
Total gross liabilities	(640.5)	(652.9)
Net deferred income tax liability	$(275.9)	$(261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006, respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9
Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $16.9 as of December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007 and 2006.

	2007	2006
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$97.7	$106.8
Interest cost	5.4	5.5
Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)
Projected benefit obligation, December 31	$85.6	$97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006
Accrued benefit cost	$(85.6)	$(97.7)
Intangible assets	-	-
Accumulated other comprehensive income	4.9	14.1
Net amount recognized	$(80.7)	$(83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006
Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2007	2006	2005
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

	2007	2006	2005
Interest cost	$5.4	$5.5	$6.0
Net actuarial loss recognized in the year	0.7	2.0	1.3
Unrecognized past service cost recognized in the year	-	0.2	0.2
The effect of any curtailment or settlement	0.4	0.4	0.3
Net periodic benefit cost	$6.5	$8.1	$7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and 2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2007, 2006, and 2005, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006
Claims recoverable from reinsurers	$2,595.2	$2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)
Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8
Other	5.9	(10.8)
Total	$2,594.4	$2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Deposits ceded under reinsurance	$188.5	$199.0	$215.5
Premiums ceded under reinsurance	0.4	0.5	0.4
Reinsurance recoveries	419.7	359.0	363.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was $17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

	2007	2006	2005
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(64.5)	$(44.6)	$(18.0)
Equity securities, available-for-sale	6.3	18.1	3.2
DAC/VOBA adjustment on
available-for-sale securities	7.8	3.9	5.1
Sales inducements adjustment on
available-for-sale securities	0.2	0.1	0.1
Premium deficiency reserve adjustment	-	(37.5)	(23.6)
Other investments	(0.7)	0.8	1.2
Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)
Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6
Deferred income tax asset (liability)	12.1	2.4	(10.3)
Asset valuation allowance	(6.4)	-	-
Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
Pension liability, net of tax	(5.0)	(9.6)	(11.6)
Accumulated other comprehensive
(loss) income	$(33.8)	$(14.0)	$(5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$(19.9)	$(26.6)	$(500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)
DAC/VOBA adjustment on
available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2
Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)
Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)
Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)
Deferred income tax asset (liability)	9.7	12.7	30.9
Net change in unrealized capital gains (losses)	$(18.0)	$(10.7)	$(77.5)

	2007	2006	2005
Net unrealized capital holding gains (losses) arising
during the year (1)	$(66.9)	$(43.6)	$(38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3
Net change in unrealized capital gains (losses) on securities	$(18.0)	$(10.7)	$(77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007 Statements of Operations. In accordance with the guidance provided in SEC Staff Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31, 2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005
Retained earnings (net of tax)	$(1,877.1)	$28.0	$(1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006
Deferred policy acquisition cost	$623.6	$(1.0)	$622.6
Value of business acquired	1,342.9	(2.7)	1,340.2
Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$19,995.8	$(11.7)	$19,984.1
Other liabilities	406.2	(35.1)	371.1
Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$676.5
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.75996-08

ILIAC Ed. April 2008

VARIABLE ANNUITY ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

(1) Included in Part A:

Condensed Financial Information

(2) Included in Part B:

Financial Statements of Variable Annuity Account B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the year ended December 31, 2007

Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006

Notes to Financial Statements

Consolidated Financial Statements of ING Life Insurance and Annuity Company:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005

Consolidated Balance Sheets as of December 31, 2007 and 2006

Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005

Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005

Notes to Consolidated Financial Statements

(b)	Exhibits

(1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity

Company establishing Variable Annuity Account B · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 033-81216) as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC
(4.1)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.2)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.3)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.

033-75982), as filed on April 22, 1996.
(4.4)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
(GSD-CDA-HO) · Incorporated by reference to Post-Effective Amendment
No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.5)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-
HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
033-75996), as filed on February 16, 2000.
(4.6)	Variable Annuity Contract Certificate GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract Certificate GTCC-HD · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 4, 1999.
(4.8)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
033-75964), as filed on February 11, 1997.
(4.9)	Variable Annuity Contract (ISE-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 21 to Registration Statement on Form N-4
(File No. 033-75996), as filed on February 16, 2000.
(4.10)	Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.11)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.12)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.13)	Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.14)	Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and
I-CDA-HD · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August
30, 1996.
(4.15)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO and ISE-CDA-HO · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.16)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April
13, 1998.
(4.17)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
August 30, 1996.
(4.18)	Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
August 30, 1996.
(4.19)	Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-
HO · Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.20)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO · Incorporated
by reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
ISE-CDA-HO and Certificate GDCC-HO · Incorporated by reference to Post-
Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
033-81216), as filed on February 15, 2002.
(4.22)	Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,
I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.24)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
GTCC-HO, G-CDA-HD, GTCC-HD, G-CDA-HF and GTCC-HF ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(4.25)	Endorsement ENYCLLHD(4/04) to Contract G-CDA-HD(XC) and Certificate
GTCC-HD(XC) HF · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(4.26)	Endorsement ENYCLLGIT/GLIT(4/04) to Contracts GIT-CDA-HO, GLIT-
CDA-HO, GTCC-HO, GTCC-HO(X) and GTCC-HD(XC) HF · Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(5.1)	Variable Annuity Contract Application (300-GTD-IA) · Incorporated by

reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on August 19, 1997.
(5.2)	Variable Annuity Contract Application (710.00.141) · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on August 21, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company (formerly Aetna Life
Insurance and Annuity Company) · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity
Company, effective January 1, 2005 · Incorporated by reference to ILIAC 10-
Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-
05-014783).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM
Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June
30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life
Insurance Company and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April
13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.

(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.8)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.9)	Service Agreement dated December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 19, 1998.
(8.10)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.11)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(8.12)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4

(File No. 033-34370), as filed on September 29, 1997.
(8.13)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 9, 1998.
(8.14)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.15)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.16)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.17)	Fund Participation Agreement dated February 1, 1994 and amended December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distribution Corporation · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(8.18)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4

(File No. 033-34370), as filed on September 29, 1997.
(8.19)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on
Form S-6 (File No. 033-75248), as filed on February 24, 1998.
(8.20)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.21)	Eighth Amendment dated December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.22)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.23)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.24)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.25)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 and by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.26)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.27)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No.
033-75962), as filed on November 21, 2006.
(8.28)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.29)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.30)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-139695), as filed on July 6, 2007.
(8.31)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to

Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.32)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.33)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 2, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4
(File No. 033-23512), as filed on August 1, 2003.
(8.34)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.35)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.36)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.37)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 · Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.38)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

(File No. 333-32575), as filed on April 1, 2005.
(8.39)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.40)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.41)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.42)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.43)	Shareholder Servicing Agreement (Service Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.44)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 8, 2002.
(8.45)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING
Life Insurance and Annuity Company to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001, as amended on March 5,
2002 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April

10, 2003.
(8.46)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.47)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.48)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005·
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.49)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.50)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.
(8.51)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.52)	Second Amendment dated December 31, 1999 to Fund Participation

Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.53)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.54)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.55)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.56)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc.
and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,

Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series,
Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.57)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(8.58)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.59)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.60)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.

(8.61)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.62)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
Variable Products Trust, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on July 13, 2001.
(8.63)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.64)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.65)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.66)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.67)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.

(8.68)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October
16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.69)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company and Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
033-34370), as filed on April 16, 1997.
(8.70)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer
Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March
11, 1997 · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.71)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended December 1, 1999 · Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 11, 2007.
(8.72)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 15, 2008.
(8.73)	Service Agreement effective as of March 11, 1997 between
OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(8.74)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.

(8.75)	Administrative Services Agreement dated May 1, 2007 between OpCap
Advisors, LLC and ING Life Insurance and Annuity Company and its affiliates
· Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.76)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.77)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.78)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.79)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.80)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity
Company, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No.
27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
October 26, 2001.
(8.81)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance
and Annuity Company f/k/a Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated
July 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
13, 2005.

(8.82)	Amendment No. 2 is made and entered into as of August 15, 2007 to
Participation Agreement between Pioneer Variable Contracts Trust, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Pioneer Investment Management, Inc.
and Pioneer Funds Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.
(8.83)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.84)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company · Incorporated
by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.85)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company. · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.86)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal Business Address Richard T. Mason[1] Thomas J. McInerney[1] Kathleen A. Murphy[1] Catherine H. Smith[1] Bridget M. Healy[2] Robert G. Leary[2] David A. Wheat[3]	Positions and Offices with Depositor President Director and Chairman Director Director and Senior Vice President Director Director Director, Executive Vice President and Chief Financial Officer

Steven T. Pierson[3] Sue A. Collins[1] Boyd G. Combs[3] Valerie G. Brown[3] Shaun P. Mathews[4] David S. Pendergrass[3] Stephen J. Preston[5] Harry N. Stout[5] Christopher Abreu[1] Louis E Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095

Pamela Mulvey Barcia[1] Ronald R. Barhorst[1] Bradley E. Barks[3]

Senior Vice President and Chief Accounting Officer Senior Vice President and Chief Actuary Senior Vice President, Tax Senior Vice President Senior Vice President Senior Vice President and Treasurer Senior Vice President Senior Vice President Vice President and Actuary Vice President

Vice President Vice President Vice President

Jeoffrey A. Block[6] Dianne Bogoian[1]

Ira S. Braunstein[3] Mary A. Broesch[5] Kevin P. Brown[1] Robert P. Browne[3] Anthony V. Camp[1] Kevin L. Christensen[6] Nancy D. Clifford[1] Monte J. Combe[7] Patricia M. Corbett[6] Kimberly Curley[7] Karen Czizik[7] William Delahanty[3] J. Randolph Dobo[7] Michael C. Eldredge[1] Joseph Elmy[3] Patricia L. Engelhardt[1] William A. Evans[4]

Ronald E. Falkner[1] Daniel J. Foley

259 N Radnor-Chester Rd., Suite 205 Radnor, PA 19087

John P. Foley[3] Stephen E. Gallant[3] Molly A. Garrett[1]

Vice President Vice President

Vice President, Investments Vice President and Actuary Vice President Vice President, Investments Vice President Vice President Vice President Vice President Vice President Vice President and Actuary Vice President Vice President Vice President Vice President Vice President, Tax Vice President Vice President

Vice President, Corporate Real Estate Vice President, Investments

Vice President, Investments Vice President, Investments Vice President

Robert A. Garrey[1] Lisa S. Gilarde[1] Saskia M. Goedhart[1] Brian K. Haendiges[1] Steven J. Haun[6] June P. Howard[3] William S. Jasien

12701 Fair Lakes Circle, Ste. 470 Fairfax, VA 22033

David A. Kelsey[1] Kenneth E. Lacy[3]

Richard K. Lau[5] William H. Leslie, IV1 Frederick C. Litow[3] Laurie A. Lombardo[1] William L. Lowe[1] Alan S. Lurty[5] Christopher P. Lyons[3] Gregory R. Michaud[3] Gregory J. Miller[1] Paul L. Mistretta[3] Maurice M. Moore[3] Brian J. Murphy[1] Michael J. Murphy[5] Todd E. Nevenhoven[6] Michael J. Pise[1]

Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Vice President Vice President

Vice President and Actuary Vice President Vice President Vice President Vice President Vice President Vice President, Investments Vice President, Investments Vice President Vice President Vice President, Investments Vice President Vice President Vice President Vice President

Deborah J. Prickett[6] Srinivas D. Reddy[1] Robert A. Richard[1] Linda E. Senker[5] Spencer T. Shell[3]	Vice President Vice President Vice President Vice President, Compliance Vice President, Assistant Treasurer and Assistant Secretary

Frank W. Snodgrass 9020 Overlook Blvd. Brentwood, TN 37027

Libby J. Soong[1] Christina M. Starks 2000 21st Avenue NW Minot, North Dakota 58703

Carl Steinhilber[1] Sandra L. Stokley[6]

Alice Su5

Lisa A. Thomas[1] Eugene M. Trovato[1] Mary A. Tuttle[7] William J. Wagner[7] Kurt W. Wassenar[3] Christopher R. Welp[6] Michellen A. Wildin[7] Matthew L. Condos[1] Scott N. Shepherd[1] Joy M. Benner[8] Jane A. Boyle[1]

Vice President

Vice President and Chief Compliance Officer Vice President

Vice President Vice President

Vice President and Actuary

Vice President and Appointed Actuary Vice President Vice President Vice President Vice President, Investments Vice President Vice President Actuary Actuary Secretary Assistant Secretary

Diana R. Cavender[8] Maria C. Foster[8] Linda H. Freitag[3] Daniel F. Hinkel[3] Joseph D. Horan[3] Megan A. Huddleston[1] Rita J. Kummer[3] Susan A. Masse[1] Terri W. Maxwell[3] James M. May, III[3] Randall K. Price[7] Patricia M. Smith[1] John F. Todd[1] Susan M. Vega[8] Diane I. Yell 100 Washington Square Minneapolis, MN 55401

Glenn A. Black[3] Terry L. Owens[3] James H. Taylor[3]

Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary

Tax Officer Tax Officer Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

Item 27. Number of Contract Owners

As of March 31, 2008, there were 68,463 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,

G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address Ronald R. Barhorst 4225 Executive Square La Jolla, CA 92037

Brian D. Comer[1] William L. Lowe[1] Kathleen A. Murphy[1] Boyd G. Combs[2] William Jasien[3] Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095

Daniel H. Hanlon[1] Pamela Mulvey Barcia[1] Robert H. Barley[1] M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814

Nancy B. Bocella[1] Dianne C. Bogoian[1] J. Robert Bolchoz Columbia, SC

David A. Brounley[1] Anthony V. Camp, Jr.[1]

Positions and Offices with Principal Underwriter Director and President

Director and Senior Vice President Director and Senior Vice President Senior Vice President Senior Vice President, Tax Senior Vice President Senior Vice President

Senior Vice President Vice President Vice President Vice President

Vice President Vice President Vice President

Vice President Vice President

Mary Kathleen Carey-Reid[1] Nancy D. Clifford[1] William P. Elmslie New York, NY

Joseph J. Elmy[2] Brian K. Haendiges[1] Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211

David Kelsey[1] Christina Lareau[1] George D. Lessner Richardson, Texas

Katherine E. Lewis

2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226

David J. Linney

2900 N. Loop W., Ste. 180 Houston, TX 77092

Frederick C. Litow[2] Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612

Richard T. Mason[1] Scott T. Neeb 4600 Ulster Street Denver, CO 80237

David Pendergrass[2] Ethel Pippin[1] Michael J. Pise[1] Srinivas D. Reddy[1] Deborah Rubin[3]

Vice President Vice President Vice President

Vice President, Tax Vice President Vice President

Vice President Vice President Vice President

Vice President

Vice President

Vice President Vice President

Vice President Vice President

Vice President and Treasurer Vice President Vice President Vice President Vice President

Todd Smiser

2525 Cabot Drive, Suite 100 Lisle, IL 60532

Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219

Marilyn S. Sponzo[1] Christina M. Starks 2000 21st Avenue NW Minot, ND 58703

S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101

Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, FL 33607

Judeen T. Wrinn[1]

Nancy S. Stillman[1] Richard E. G. Gelfand 1475 Dunwoody Drive West Chester, PA 19380-1478

Joy M. Benner[4]

Diana R. Cavender[4] Randall K. Price[4] John F. Todd[1] Susan M. Vega[4] Glenn A. Black[2] Terry L. Owens[2] James H. Taylor[2]

Vice President and Assistant Secretary

Vice President

Vice President and Chief Compliance Officer Vice President

Vice President

Vice President

Vice President

Assistant Vice President Chief Financial Officer

Secretary

Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Tax Officer Tax Officer Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$2,666,060.62
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2007.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company’s long- term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75996) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April, 2008.

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Richard T. Mason*

Richard T. Mason
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Richard T. Mason*	President	)

Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April

Thomas J. McInerney		) 17, 2008
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)

Catherine H. Smith		)
)
Bridget M. Healy*	Director	)

Bridget M. Healy		)
)
Robert G. Leary*	Director	)

Robert G. Leary		)
)

David A. Wheat*	Director, Executive Vice President and Chief Financial	)

David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)

Steven T. Pierson		)

By: /s/Michael A. Pignatella

Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm
99-B.13.1	Powers of Attorney